UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6322

Delaware Pooled Trust
(Exact name of registrant as specified in charter)

2005 Market Street Philadelphia, PA			19103
(Address of principal executive offices)			(Zip code)

David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1.  Reports to Stockholders

Delaware Pooled Trust

Semiannual Report 2007	June 29, 2007
U.S. Equities	International Equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The All-Cap Growth Equity Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Mid-Cap Growth Equity Portfolio	The Global Real Estate Securities Portfolio
The Small-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio	International Fixed income
The Smid-Cap Growth Equity Portfolio	The Global Fixed Income Portfolio
The Real Estate Investment Trust Portfolio II	The International Fixed Income Portfolio

U.S. Fixed Income
The Intermediate Fixed Income Portfolio
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Lincoln Financial Group Privacy Notice

Your Privacy Is Important to Us

We want you to know that protecting the privacy of your personal information is one of our top priorities. We value our relationship with you. The very nature of our relationship with you requires us to collect or share certain types of information about you. We want you to know what information we collect, how we protect it and how we may use it. This privacy notice explains how we use and protect potential, current and former customer information. Please read it carefully.

What Personal Information Do We Have?

We collect information, such as name, address, social security number, assets, income or employment status, that we need to provide the products or services you request and to administer your business with us. We may also collect health information as you authorize. The type of information we collect depends on the products or services you request and may include:

•                  Information we receive from you when you request product information or complete an application, a fact finder form for financial planning, or other form;

•                  Information we receive from your employer in connection with its sponsoring and administering your retirement plan;

•                  Information about your transactions and relationships with us and our family of companies;

•                  Information we receive from consumer-reporting agencies; and

•                  Information we receive from third parties in order to provide products to you (such as motor vehicle reports and medical information).

How Do We Use Your Personal Information?

We may use your personal information and may provide it to others such as your agent or broker, reinsurance companies and firms providing services to us (such as financial printers and information service vendors):

•                  To process your requests and transactions;

•                  To fulfill legal and regulatory requirements;

•                  To perform services for us or on our behalf or on your behalf; and

•                  For joint marketing of our products and services.

We do not disclose nonpublic personal information about our potential, current and former customers unless allowed or required by law. We may, as permitted by law, share your financial information with our affiliates and others to market products or services to you. Where required by law, we may need to give you the option to “opt-in” or “opt-out” before we can share your information for the purpose of marketing products and services to you.

We will not disclose any medical or health information we collect about you unless authorized by you to do so or permitted by law. We may share such information without authorization, to the extent permitted by law, with third parties or affiliates assisting us, such as those who assist us in underwriting insurance or investigating a claim for benefits.

Protecting the Confidentiality of Your Personal Information

We only allow access to your personal information to those individuals who need it in order to provide products or services to you or to perform services for us or on our behalf. Individuals who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information. We maintain safeguards to protect your personal information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

This Privacy Notice is being provided on behalf of the following entities:

Delaware Distributors, L.P.

Delaware Investments® Family of Funds

Delaware Management Company

Delaware Management Trust Company

Delaware Service Company, Inc.

This page is not part of the semiannual report.

Contents

Portfolio objectives	2

Disclosure of Portfolio expenses	4

Sector allocations, country allocations, top 10 holdings, and credit quality breakdowns	6

Statements of net assets	24

Statements of assets and liabilities	82

Statements of operations	86

Statements of changes in net assets	90

Financial highlights	96

Notes to financial statements	114

Delaware Pooled Trust

Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization. As of Sept. 30, 2006, Delaware Investments managed more than $150 billion on behalf of individuals and institutions. The breadth and sophistication of services offered by Delaware Investments typically enable clients to gain the degree of administrative convenience and simplicity they want in investment-management matters.

Delaware Investments provides equity and fixed income portfolio management, as well as balanced portfolios, retirement plans, and related non-discretionary trust services. Delaware Management Company, a series of Philadelphia based Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for International Equity, Labor Select International Equity, Emerging Markets, Global Fixed Income, and International Fixed Income Portfolios.*

Shareholder Services

Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, in-person reviews of account developments (as appropriate), and other communications.

Shareholders who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call the toll-free telephone number, 800 231-8002, during normal business hours. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance data quoted in this report represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 362-7500 or visiting our Web site at www.delawareinvestments.com/institutional/performance. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Pooled Trust prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 231-8002. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions. Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

*Closed to new investors.

©2007 Delaware Distributors, L. P.	2007 Semiannual Report • Delaware Pooled Trust

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The All-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio primarily invests in common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy.

The Mid-Cap Growth Equity Portfolio seeks maximum long-term capital growth. Current income is expected to be incidental. The Portfolio invests primarily in the equity securities of medium-sized companies that we believe present, at the time of purchase, significant long-term growth potential.

The Small-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies we believe have potential for high earnings growth. For purposes of this Portfolio, we consider small-capitalization companies to be those that generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or Nasdaq (at the time of purchase).

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy.

The Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio will invest primarily in equity securities of small- and mid-sized companies that we believe have the potential for high earnings growth at the time of purchase. For purposes of this Portfolio, we will generally consider small-capitalization companies to be those whose market capitalizations fall within the range represented in the Russell 2000 Growth Index at the time of the Portfolio’s investment and mid-cap companies to be those whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry. The Real Estate Investment Trust Portfolio shares the same investment objective and strategies and is closed to new investors.

The Intermediate Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment-grade fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment-grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds that may be rated BB or lower by Standard & Poor’s Ratings Services (S&P) or similarly rated by another nationally recognized statistical ratings organization (NRSRO); (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, or rated P-1 or P-2 by Moody’s, or that may be unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment-grade securities, U.S. high yield securities, and international bonds.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income from outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income from outside of the United States and which, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from emerging countries. The Emerging Markets Portfolio is closed to new investors.

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. The Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in non-U.S. securities.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is closed to new investors.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund that invests primarily in issuers that are organized in, have a majority of their assets in, or derive most of their operating income from outside of the United States. The International Fixed Income Portfolio is closed to new investors.

Please see the Portfolios’ current prospectus, as supplemented, which contains important information regarding the portfolio managers for certain Portfolios. A copy of the prospectus may be obtained by calling 800 231-8002.

Investing in emerging markets can be riskier than investing in well-established foreign markets.

Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks, and different accounting standards.

High-yielding, noninvestment grade bonds involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

Portfolios that invest in REITs are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values, and general and local economic conditions.

Portfolios that invest in small- and/or mid-size company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

A rise or fall in interest rates can have a significant impact on prices of bonds held by a portfolio. Portfolios that invest in bonds can lose their value as interest rates rise and an investor can lose principal.

Disclosure of Portfolio expenses

For the Period November 1, 2006 to April 30, 2007

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees on The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to a Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Annualized Expense Ratios	Expenses Paid During Period 11/1/06 to 4/30/07
Actual Portfolio Return
The Large-Cap Value Equity Portfolio	$1,000.00	$1,089.70	0.69%	$3.58
The All-Cap Growth Equity Portfolio	1,000.00	1,029.50	0.91%	4.58
The Large-Cap Growth Equity Portfolio	1,000.00	1,039.20	0.66%	3.34
The Mid-Cap Growth Equity Portfolio	1,000.00	1,113.10	0.95%	4.98
The Small-Cap Growth Equity Portfolio	1,000.00	1,079.80	0.91%	4.69
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,017.00	0.96%	4.80
The Smid-Cap Growth Equity Portfolio	1,000.00	1,095.20	0.97%	5.04
The Real Estate Investment Trust Portfolio II	1,000.00	1,078.40	0.90%	4.64
The Intermediate Fixed Income Portfolio	1,000.00	1,025.90	0.44%	2.21
The Core Focus Fixed Income Portfolio	1,000.00	1,026.40	0.48%	2.41
The High-Yield Bond Portfolio	1,000.00	1,070.30	0.59%	3.03
The Core Plus Fixed Income Portfolio	1,000.00	1,032.40	0.48%	2.42
The International Equity Portfolio	1,000.00	1,141.90	0.89%	4.73
The Labor Select International Equity Portfolio	1,000.00	1,137.40	0.89%	4.72
The Emerging Markets Portfolio	1,000.00	1,182.80	1.31%	7.09
The Global Real Estate Securities Portfolio Original Class	1,000.00	1,035.30	1.17%	5.90
The Global Real Estate Securities Portfolio Class P	1,000.00	1,034.10	1.42%	7.16
The Global Fixed Income Portfolio	1,000.00	1,028.10	0.61%	3.07
The International Fixed Income Portfolio	1,000.00	1,025.00	0.62%	3.11

Disclosure of Portfolio expenses

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Annualized Expense Ratios	Expenses Paid During Period 11/1/06 to 4/30/07
Hypothetical 5% Return (5% return before expenses)
The Large-Cap Value Equity Portfolio	$1,000.00	$1,021.37	0.69%	$3.46
The All-Cap Growth Equity Portfolio	1,000.00	1,020.28	0.91%	4.56
The Large-Cap Growth Equity Portfolio	1,000.00	1,021.52	0.66%	3.31
The Mid-Cap Growth Equity Portfolio	1,000.00	1,020.08	0.95%	4.76
The Small-Cap Growth Equity Portfolio	1,000.00	1,020.28	0.91%	4.56
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,020.03	0.96%	4.81
The Smid-Cap Growth Equity Portfolio	1,000.00	1,019.98	0.97%	4.86
The Real Estate Investment Trust Portfolio II	1,000.00	1,020.33	0.90%	4.51
The Intermediate Fixed Income Portfolio	1,000.00	1,022.61	0.44%	2.21
The Core Focus Fixed Income Portfolio	1,000.00	1,022.41	0.48%	2.41
The High-Yield Bond Portfolio	1,000.00	1,021.87	0.59%	2.96
The Core Plus Fixed Income Portfolio	1,000.00	1,022.41	0.48%	2.41
The International Equity Portfolio	1,000.00	1,020.38	0.89%	4.46
The Labor Select International Equity Portfolio	1,000.00	1,020.38	0.89%	4.46
The Emerging Markets Portfolio	1,000.00	1,018.30	1.31%	6.56
The Global Real Estate Securities Portfolio Original Class	1,000.00	1,018.99	1.17%	5.86
The Global Real Estate Securities Portfolio Class P	1,000.00	1,017.75	1.42%	7.10
The Global Fixed Income Portfolio	1,000.00	1,021.77	0.61%	3.06
The International Fixed Income Portfolio	1,000.00	1,021.72	0.62%	3.11

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	98.93%
Consumer Discretionary	8.59%
Consumer Staples	8.71%
Energy	5.89%
Financials	24.11%
Health Care	18.33%
Industrials	6.57%
Information Technology	15.19%
Materials	2.75%
Telecommunications	5.93%
Utilities	2.86%
Repurchase Agreements	1.00%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Donnelley (R.R.) & Sons	3.36%
Merck & Co	3.32%
Hartford Financial Services Group	3.27%
Waste Management	3.20%
Intel	3.20%
Baxter International	3.17%
Xerox	3.14%
Hewlett-Packard	3.14%
Morgan Stanley	3.10%
International Business Machines	3.10%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The All-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	97.21%
Basic Industry/Capital Goods	1.48%
Business Services	10.94%
Consumer Durables	2.14%
Consumer Non-Durables	10.45%
Consumer Services	20.94%
Energy	0.38%
Financials	11.22%
Health Care	15.93%
Technology	23.73%
Repurchase Agreements	2.71%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
UnitedHealth Group	6.49%
QUALCOMM	6.08%
IntercontinentalExchange	5.82%
eBay	5.40%
Weight Watchers International	5.29%
NetFlix	5.06%
Allergan	4.48%
Intuit	4.31%
Seagate Technology	3.89%
Global Cash Access Holdings	3.71%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	99.76%
Basic Industries/Capital Goods	3.80%
Business Services	16.93%
Consumer Non-Durables	16.04%
Consumer Services	16.50%
Financials	8.37%
Health Care	17.87%
Technology	20.25%
Federal Agency (Discount Note)	0.28%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
QUALCOMM	5.55%
IntercontinentalExchange	4.86%
eBay	4.80%
Google Class A	4.72%
Genentech	4.71%
UnitedHealth Group	4.69%
Allergan	4.46%
Procter & Gamble	4.45%
United Parcel Service Class B	4.25%
Walgreen	4.07%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	97.74%
Basic Industry/Capital Goods	10.58%
Business Services	6.72%
Consumer Durables	2.01%
Consumer Non-Durables	11.95%
Consumer Services	8.80%
Energy	6.46%
Financials	8.91%
Health Care	20.40%
Technology	20.51%
Transportation	1.40%
Repurchase Agreements	2.43%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
MedImmune	2.50%
Urban Outfitters	2.48%
Coach	2.45%
National Oilwell Varco	2.21%
Marriott International Class A	2.09%
Activision	2.01%
Nordstrom	1.98%
Allegheny Technologies	1.98%
Trinity Industries	1.96%
Starwood Hotels & Resorts Worldwide	1.88%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock²	95.65%
Basic Industry/Capital Goods	10.32%
Business Services	4.58%
Consumer Durables	1.54%
Consumer Non-Durables	13.85%
Consumer Services	6.28%
Energy	4.47%
Financials	9.33%
Health Care	18.73%
Technology	25.20%
Transportation	1.35%
Repurchase Agreements	4.08%
Total Value of Securities	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Coach	3.02%
Dick’s Sporting Goods	2.12%
Under Armour Class A	1.98%
Polycom	1.93%
United Therapeutics	1.90%
Crocs	1.83%
PDL BioPharma	1.80%
Geo Group	1.76%
Microsemi	1.73%
Hologic	1.70%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	99.37%
Basic Industry/Capital Goods	4.07%
Business Services	11.38%
Consumer Durables	8.78%
Consumer Non-Durables	14.63%
Consumer Services	18.57%
Financials	15.89%
Health Care	5.22%
Technology	15.41%
Transportation	5.42%
Total Value of Securities	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
j2 Global Communications	5.98%
C.H. Robinson Worldwide	5.43%
Techne	5.22%
Strayer Education	5.01%
NetFlix	4.93%
Blue Nile	4.93%
IntercontinentalExchange	4.91%
NAVTEQ	4.84%
Weight Watchers International	4.84%
Gentex	4.79%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	99.97%
Basic Industry/Capital Goods	9.62%
Business Services	6.05%
Consumer Durables	3.47%
Consumer Non-Durables	10.04%
Consumer Services	9.12%
Energy	5.77%
Financials	9.83%
Health Care	20.45%
Technology	24.05%
Transportation	1.57%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Urban Outfitters	2.45%
Dynamic Materials	2.10%
Under Armour Class A	2.01%
Activision	1.99%
First Cash Financial Services	1.92%
Affiliated Managers Group	1.87%
Chipotle Mexican Grill Class A	1.81%
Joy Global	1.81%
United Therapeutics	1.78%
Coach	1.75%

Sector allocation and top 10 holdings

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Common Stock	96.05%
Diversified REITs	6.86%
Health Care REITs	4.85%
Hotel REITs	6.91%
Industrial REITs	6.92%
Mall REITs	15.85%
Manufactured Housing REITs	1.10%
Multifamily REITs	16.10%
Office REITs	13.26%
Office/Industrial REITs	3.49%
Real Estate Operating Companies	5.21%
Self-Storage REITs	4.15%
Shopping Center REITs	10.68%
Specialty REITs	0.67%
Repurchase Agreements	4.21%
Total Value of Securities	100.26%
Liabilities Net of Receivables and Other Assets	(0.26)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Simon Property Group	8.02%
Vornado Realty Trust	5.05%
ProLogis	4.93%
General Growth Properties	4.64%
Boston Properties	4.43%
Host Hotels & Resorts	4.37%
Equity Residential	4.21%
Public Storage	3.58%
Kimco Realty	3.36%
Macerich	3.19%

Sector allocation and credit quality breakdown

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.24%
Agency Collateralized Mortgage Obligations	5.36%
Agency Mortgage-Backed Securities	6.66%
Agency Obligations	3.69%
Commercial Mortgage-Backed Securities	10.22%
Corporate Bonds	32.04%
Banking	4.31%
Basic Industry	1.22%
Brokerage	2.64%
Capital Goods	0.85%
Communications	5.01%
Consumer Cyclical	2.46%
Consumer Non-Cyclical	1.46%
Electric	1.64%
Energy	1.30%
Financials	4.13%
Insurance	4.38%
Natural Gas	1.01%
Real Estate	0.44%
Transportation	1.19%
Municipal Bonds	0.45%
Non-Agency Asset-Backed Securities	11.32%
Non-Agency Collateralized Mortgage Obligations	17.66%
U.S. Treasury Obligations	10.46%
Repurchase Agreements	3.49%
Total Value of Securities	101.59%
Liabilities Net of Receivables and Other Assets	(1.59)%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	66.73%
AA	7.11%
A	10.86%
BBB	15.30%
Total	100.00%

Sector allocation and credit quality breakdown

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.09%
Agency Collateralized Mortgage Obligations	2.53%
Agency Mortgage-Backed Securities	23.40%
Agency Obligations	0.55%
Commercial Mortgage-Backed Securities	6.36%
Corporate Bonds	30.60%
Banking	5.78%
Basic Industry	0.83%
Brokerage	1.36%
Capital Goods	0.81%
Communications	4.11%
Consumer Cyclical	1.82%
Consumer Non-Cyclical	1.11%
Electric	3.87%
Energy	1.33%
Finance Companies	1.94%
Insurance	3.51%
Natural Gas	1.84%
Real Estate	0.77%
Transportation	1.52%
Foreign Agencies	0.35%
Foreign Local Governments	0.08%
Municipal Bonds	1.05%
Non-Agency Asset-Backed Securities	5.39%
Non-Agency Collateralized Mortgage Obligations	17.48%
U.S. Treasury Obligations	9.78%
Federal Agency (Discounted Notes)	20.53%
Total Value of Securities	118.19%
Liabilities Net of Receivables and Other Assets	(18.19)%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	61.00%
AA	11.52%
A	9.78%
BBB	17.67%
BB	0.03%
Total	100.00%

Sector allocation and credit quality breakdown

Delaware Pooled Trust – The High-Yield Bond Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Corporate Bonds	93.99%
Basic Industry	12.18%
Brokerage	2.13%
Capital Goods	6.60%
Consumer Cyclical	13.22%
Consumer Non-Cyclical	4.57%
Energy	11.50%
Media	8.56%
Real Estate	2.16%
Services Cyclical	11.65%
Services Non-Cyclical	6.40%
Technology & Electronics	2.48%
Telecommunications	10.13%
Utilities	2.41%
Senior Secured Loans	0.85%
Common Stock	0.59%
Warrant	0.00%
Repurchase Agreements	4.02%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	4.57%
BBB	1.10%
BB	16.40%
B	60.52%
CCC	16.15%
D	0.11%
Not Rated	1.15%
Total	100.00%

Sector/country allocation and credit quality breakdown

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Portfolio materials.

Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.11%
Agency Collateralized Mortgage Obligations	2.32%
Agency Mortgage-Backed Securities	22.91%
Agency Obligations	0.99%
Commercial Mortgage-Backed Securities	6.05%
Corporate Bonds	34.78%
Banking	3.45%
Basic Industries	2.51%
Brokerage	1.70%
Capital Goods	0.26%
Communications	5.38%
Consumer Cyclical	4.82%
Consumer Non-Cyclical	2.10%
Electric	2.14%
Energy	2.07%
Finance Companies	2.10%
Insurance	5.09%
Natural Gas	1.27%
Real Estate	0.65%
Technology	0.32%
Transportation	0.92%
Federal Agencies (Discount Notes)	16.96%
Foreign Agencies	0.10%
Austria	0.03%
United States	0.07%
Municipal Bonds	0.98%
Non-Agency Asset-Backed Securities	4.39%
Non-Agency Collateralized Mortgage Obligations	15.61%
Regional Agencies	0.25%
Regional Authorities	0.37%
Senior Secured Loans	3.74%
Sovereign Debt	2.78%
Brazil	0.59%
Colombia	0.48%
Indonesia	0.17%
Mexico	0.35%
Norway	0.61%
United Kingdom	0.49%
Venezuela	0.09%
Supranational Banks	0.08%
U.S. Treasury Obligations	8.92%

Sector	Percentage of Net Assets
Preferred Stock	0.02%
Warrant	0.00%
Total Value of Securities	121.36%
Liabilities Net of Receivables and Other Assets	(21.36)%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	49.92%
AA	11.56%
A	6.73%
BBB	15.75%
BB	8.53%
B	5.44%
CCC	1.44%
Not Rated	0.63%
Total	100.00%

Country and sector allocations

Delaware Pooled Trust – The International Equity Portfolio

As of April 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Common Stock	98.22%
Australia	9.96%
Belgium	2.13%
Finland	1.47%
France	14.84%
Germany	6.58%
Hong Kong	2.26%
Italy	5.75%
Japan	13.86%
Netherlands	4.70%
New Zealand	1.02%
Singapore	1.65%
South Africa	1.00%
Spain	7.61%
Switzerland	1.01%
Taiwan	1.67%
United Kingdom	22.71%
Repurchase Agreements	2.55%
Securities Lending Collateral	21.72%
Fixed Rate Notes	5.77%
Variable Rate Notes	15.95%
Total Value of Securities	122.49%
Obligation to Return Securities Lending Collateral	(21.72)%
Liabilities Net of Receivables and Other Assets	(0.77)%
Total Net Assets	100.00%

Sector²	Percentage of Net Assets
Consumer Discretionary	9.01%
Consumer Staples	9.09%
Energy	9.76%
Financials	31.34%
Health Care	7.34%
Industrials	3.95%
Information Technology	3.16%
Materials	5.04%
Telecommunication Services	13.39%
Utilities	6.14%
Total	98.22%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Country and sector allocations

Delaware Pooled Trust – The Labor Select International Equity Portfolio

As of April 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Common Stock	99.74%
Australia	11.54%
Belgium	2.12%
Finland	1.57%
France	13.32%
Germany	5.53%
Hong Kong	3.39%
Italy	6.69%
Japan	14.08%
Netherlands	5.54%
New Zealand	1.31%
Spain	7.72%
Switzerland	1.02%
United Kingdom	25.91%
Repurchase Agreements	2.08%
Securities Lending Collateral	21.41%
Fixed Rate Notes	5.66%
Variable Rate Notes	15.75%
Total Value of Securities	123.23%
Obligation to Return Securities Lending Collateral	(21.41)%
Liabilities Net of Receivables and Other Assets	(1.82)%
Total Net Assets	100.00%

Sector²	Percentage of Net Assets
Automobiles & Components	4.66%
Banks	25.48%
Capital Goods	1.30%
Diversified Financials	3.10%
Energy	8.60%
Food, Beverage & Tobacco	5.65%
Food & Staples Retailing	4.57%
Household & Personal Products	1.68%
Insurance	2.54%
Materials	5.14%
Media	2.43%
Pharmaceuticals, Biotechnology & Life Sciences	8.70%
Real Estate	1.51%
Technology Hardware & Equipment	3.31%
Telecommunication Services	12.33%
Transportation	1.51%
Utilities	7.23%
Total	99.74%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Country and sector allocations

Delaware Pooled Trust – The Emerging Markets Portfolio

As of April 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Common Stock	90.33%
Brazil	8.92%
Chile	1.34%
China	5.46%
Czech Republic	1.48%
Egypt	0.92%
Hungary	0.99%
India	1.32%
Israel	5.66%
Malaysia	7.30%
Mexico	5.32%
Panama	0.67%
Philippines	0.85%
Poland	1.63%
Republic of Korea	10.04%
Russia	2.61%
South Africa	10.87%
Taiwan	16.98%
Thailand	5.12%
Turkey	2.85%
Preferred Stock	6.78%
Brazil	2.90%
Republic of Korea	3.88%
Repurchase Agreements	1.82%
Total Value of Securities	98.93%
Receivables and Other Assets Net of Liabilities	1.07%
Total Net Assets	100.00%

Sector²	Percentage of Net Assets
Consumer Discretionary	5.21%
Consumer Staples	6.46%
Energy	5.52%
Financials	26.09%
Health Care	0.73%
Industrials	8.53%
Information Technology	12.28%
Materials	9.69%
Telecommunication Services	16.91%
Utilities	5.69%
Total	97.11%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Country and sector allocations

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

As of April 30, 2007

Country and sector designations may be different than the country and sector designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Common Stock	96.46%
Australia	9.71%
Austria	1.25%
Brazil	2.07%
Canada	2.15%
France	3.53%
Germany	0.88%
Greece	0.46%
Hong Kong	11.08%
Italy	1.12%
Japan	18.02%
Malaysia	0.43%
Netherlands	1.40%
Singapore	3.78%
Sweden	0.61%
United Kingdom	11.32%
United States	28.65%
Federal Agency (Discount Note)	2.89%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

Sector²	Percentage of Net Assets
Diversified REITs	25.16%
Health Care REITs	1.85%
Hotel REITs	2.17%
Industrial REITs	4.38%
Mall REITs	5.34%
Multifamily REITs	3.69%
Office REITs	9.13%
Real Estate Operating Companies	32.92%
Retail REITs	3.48%
Self-Storage REITs	1.29%
Shopping Center REITs	7.05%
Total	96.46%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Country allocation and credit quality breakdown

Delaware Pooled Trust – The Global Fixed Income Portfolio

As of April 30, 2007

Country designations may be different than the country designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Bonds	98.29%
Australia	1.15%
Austria	7.01%
Belgium	0.55%
Finland	4.31%
France	12.27%
Germany	15.68%
Ireland	5.21%
Italy	5.37%
Japan	9.56%
Mexico	4.06%
Netherlands	7.16%
Norway	3.54%
Poland	2.63%
Singapore	2.05%
Spain	2.37%
Supranational	10.40%
United States	4.97%
Repurchase Agreements	0.34%
Securities Lending Collateral	4.33%
Fixed Rate Notes	1.15%
Variable Rate Notes	3.18%
Total Value of Securities	102.96%
Obligation to Return Securities Lending Collateral	(4.33)%
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	83.61%
AA	9.70%
A	6.69%
Total	100.00%

Country allocation and credit quality breakdown

Delaware Pooled Trust – The International Fixed Income Portfolio

As of April 30, 2007

Country designations may be different than the country designations presented in other Portfolio materials.

Country	Percentage of Net Assets
Bonds	98.30%
Australia	2.22%
Austria	6.34%
Belgium	7.43%
Finland	3.42%
France	7.53%
Germany	24.51%
Ireland	4.16%
Italy	5.68%
Japan	16.26%
Mexico	1.94%
Netherlands	8.89%
Norway	3.27%
Portugal	0.92%
Spain	4.40%
Supranational	1.33%
Repurchase Agreements	1.24%
Total Value of Securities	99.54%
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	78.29%
AA	19.77%
A	1.94%
Total	100.00%

Statements of net assets

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 98.93%
Consumer Discretionary – 8.59%
Gap	23,300	$418,235
Limited Brands	16,100	443,877
Mattel	15,600	441,480
		1,303,592
Consumer Staples – 8.71%
Heinz (H.J.)	9,300	438,123
Kimberly-Clark	6,300	448,371
Safeway	12,000	435,600
		1,322,094
Energy – 5.89%
Chevron	5,800	451,182
ConocoPhillips	6,400	443,840
		895,022
Financials – 24.11%
Allstate	7,000	436,240
Aon	12,100	468,875
Chubb	8,700	468,321
Hartford Financial Services Group	4,900	495,880
Huntington Bancshares	19,500	432,510
Morgan Stanley	5,600	470,456
Wachovia	7,900	438,766
Washington Mutual	10,700	449,186
		3,660,234
Health Care – 18.33%
Abbott Laboratories	7,800	441,636
Baxter International	8,500	481,355
Bristol-Myers Squibb	15,700	453,102
Merck & Co	9,800	504,112
Pfizer	16,500	436,590
Wyeth	8,400	466,200
		2,782,995
Industrials – 6.57%
Donnelley (R.R.) & Sons	12,700	510,540
Waste Management	13,000	486,330
		996,870
Information Technology – 15.19%
Hewlett-Packard	11,300	476,182
Intel	22,600	485,900
International Business Machines	4,600	470,166
Motorola	22,900	396,857
†Xerox	25,800	477,300
		2,306,405
Materials – 2.75%
duPont (E.I.) deNemours	8,500	417,945
		417,945
Telecommunications – 5.93%
AT&T	11,500	445,280
Verizon Communications	11,900	454,342
		899,622
Utilities – 2.86%
Progress Energy	8,600	434,730
		434,730
Total Common Stock (cost $12,680,336)		15,019,509

	Principal Amount
Repurchase Agreements – 1.00%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $80,311, collateralized by $25,800 U.S. Treasury Notes 2.75% due 8/15/07, market value $25,757, $800 U.S. Treasury Notes 3.125% due 5/15/07, market value $768, $19,500 U.S. Treasury Notes 4.375% due 5/15/07, market value $19,865 and $34,800 U.S. Treasury Notes 4.75% due 11/15/08, market value $35,532)	$80,300	80,300
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $28,504, collateralized by $29,400 U.S. Treasury Notes 3.625% due 7/15/09, market value $29,128)	28,500	28,500
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $43,206, collateralized by $45,000 U.S. Treasury Bills due 9/20/07, market value $44,108)	43,200	43,200
Total Repurchase Agreements (cost $152,000)		152,000
Total Value of Securities – 99.93% (cost $12,832,336)		15,171,509
Receivables and Other Assets Net of Liabilities – 0.07%		10,060
Net Assets Applicable to 675,317 Shares Outstanding; Equivalent to $22.48 Per Share – 100.00%		$15,181,569

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$12,872,651
Undistributed net investment income		95,070
Accumulated net realized loss on investments		(125,325)
Net unrealized appreciation of investments		2,339,173
Total net assets		$15,181,569

† Non-income producing security for the period ended April 30, 2007.

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The All-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 97.21%
Basic Industry/Capital Goods – 1.48%
Graco	1,800	$71,100
Praxair	700	45,185
		116,285
Business Services – 10.94%
Equifax	1,800	71,640
Expeditors International Washington	3,900	163,020
†Global Cash Access Holdings	18,600	291,462
Paychex	2,400	89,040
†Research in Motion	1,850	243,423
		858,585
Consumer Durables – 2.14%
†Select Comfort	9,050	167,787
		167,787
Consumer Non-Durables – 10.45%
†Blue Nile	4,100	192,946
†NetFlix	17,900	396,843
Staples	2,900	71,920
Walgreen	1,800	79,020
Whole Foods Market	1,700	79,543
		820,272
Consumer Services – 20.94%
†eBay	12,500	424,249
IHOP	3,600	212,112
International Game Technology	1,600	61,024
Jackson Hewitt Tax Service	8,600	237,188
†MGM MIRAGE	1,600	107,600
Strayer Education	1,500	186,510
Weight Watchers International	8,647	414,970
		1,643,653
Energy – 0.38%
EOG Resources	400	29,376
		29,376
Financials – 11.22%
Chicago Mercantile Exchange Holdings Class A	250	129,188
†IntercontinentalExchange	3,600	457,200
†NYMEX Holdings	900	116,739
optionsXpress Holdings	7,200	177,696
		880,823
Health Care – 15.93%
†Abiomed	2,800	35,896
Allergan	2,900	351,480
†Genentech	2,500	199,975
UnitedHealth Group	9,600	509,376
†Zimmer Holdings	1,700	153,816
		1,250,543
Technology – 23.73%
Blackbaud	3,000	66,240
†Google Class A	325	153,199
†Intuit	11,900	338,555
†j2 Global Communications	9,600	276,096
†NAVTEQ	2,400	84,864
QUALCOMM	10,900	477,420
†SanDisk	3,700	160,765
Seagate Technology	13,800	305,670
		1,862,809
Total Common Stock (cost $6,559,524)		7,630,133

	Principal Amount
Repurchase Agreements – 2.71%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $112,516 collateralized by $36,100 U.S. Treasury Notes 2.75% due 8/15/07, market value $36,093, $1,100 U.S. Treasury Notes 3.125% due 5/15/07, market value $1,077, $27,300 U.S. Treasury Notes 4.375% due 5/15/07, market value $27,837 and $48,700 U.S. Treasury Notes 4.75% due 11/15/08, market value $49,791)	$112,500	112,500
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $40,006, collateralized by $41,200 U.S. Treasury Notes 3.625% due 7/15/09, market value $40,818)	40,000	40,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $60,509, collateralized by $63,000 U.S. Treasury Bills due 9/20/07, market value $61,809)	60,500	60,500
Total Repurchase Agreements (cost $213,000)		213,000
Total Value of Securities – 99.92% (cost $6,772,524)		7,843,133
Receivables and Other Assets Net of Liabilities – 0.08%		6,190

Net Assets Applicable to 1,321,039 Shares Outstanding; Equivalent to $5.94 per Share – 100.00%		$7,849,323

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$12,949,075
Accumulated net realized loss on investments		(6,170,361)
Net unrealized appreciation of investments		1,070,609
Total net assets		$7,849,323

† Non-income producing security for the period ended April 30, 2007.

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 99.76%
Basic Industry/Capital Goods – 3.80%
Praxair	200,000	$12,910,000
		12,910,000
Business Services – 16.93%
Expeditors International Washington	270,000	11,286,000
Moody’s	150,000	9,918,000
Paychex	340,000	12,614,000
†Research in Motion	70,000	9,210,600
United Parcel Service Class B	205,000	14,438,150
		57,466,750
Consumer Non-Durables – 16.04%
Procter & Gamble	235,000	15,112,850
Staples	545,000	13,516,000
Wal-Mart Stores	250,000	11,980,000
Walgreen	315,000	13,828,500
		54,437,350
Consumer Services – 16.50%
†eBay	480,000	16,291,200
International Game Technology	310,000	11,823,400
†MGM MIRAGE	160,000	10,760,000
Weight Watchers International	190,000	9,118,100
Western Union	380,000	7,999,000
		55,991,700
Financials – 8.37%
Chicago Mercantile Exchange Holdings Class A	23,000	11,885,250
†IntercontinentalExchange	130,000	16,510,000
		28,395,250
Health Care – 17.87%
Allergan	125,000	15,150,000
†Genentech	200,000	15,998,000
UnitedHealth Group	300,000	15,918,000
†Zimmer Holdings	150,000	13,572,000
		60,638,000
Technology – 20.25%
†Google Class A	34,000	16,026,920
†Intuit	445,000	12,660,250
QUALCOMM	430,000	18,834,000
†SanDisk	200,000	8,690,000
Seagate Technology	565,000	12,514,750
		68,725,920
Total Common Stock (cost $317,529,950)		338,564,970

	Principal Amount
Federal Agency (Discount Note) – 0.28%
^Federal Home Loan Bank 5.077% 5/1/07	$960,000	960,000
Total Federal Agency (Discount Note) (cost $960,000)		960,000
Total Value of Securities – 100.04% (cost $318,489,950)		339,524,970
Liabilities Net of Receivables and Other Assets – (0.04%)		(145,440)
Net Assets Applicable to 37,205,382 Shares Outstanding; Equivalent to $9.12 per Share – 100.00%		$339,379,530

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$326,230,297
Undistributed net investment income		221,825
Accumulated net realized loss on investments		(8,107,612)
Net unrealized appreciation of investments		21,035,020
Total net assets		$339,379,530

† Non-income producing security for the period ended April 30, 2007.

^ Zero coupon security. The rate shown is the yield at the time of purchase.

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 97.74%
Basic Industry/Capital Goods – 10.58%
Allegheny Technologies	900	$98,622
Graco	1,400	55,300
Joy Global	1,700	86,071
Manitowoc	1,100	75,053
†Mettler-Toledo International	600	58,572
Oshkosh Truck	1,000	55,940
Trinity Industries	2,100	97,440
		526,998
Business Services – 6.72%
Dun & Bradstreet	600	54,180
Expeditors International Washington	1,600	66,880
†Fiserv	1,200	63,804
Paychex	2,000	74,200
†WESCO International	1,200	75,804
		334,868
Consumer Durables – 2.01%
†Activision	5,000	100,000
		100,000
Consumer Non-Durables – 11.95%
†Amazon.com	300	18,399
American Eagle Outfitters	2,050	60,414
†Coach	2,500	122,075
†J. Crew Group	1,300	52,637
Nordstrom	1,800	98,856
Staples	1,800	44,640
†Starbucks	2,400	74,448
†Urban Outfitters	4,800	123,648
		595,117
Consumer Services – 8.80%
Host Hotels & Resorts	1,893	48,537
International Game Technology	1,600	61,024
Marriott International Class A	2,300	103,983
†National CineMedia	600	15,774
†NutriSystem	1,200	74,400
Starwood Hotels & Resorts Worldwide	1,400	93,828
†Wynn Resorts	400	40,884
		438,430
Energy – 6.46%
†Compagnie Generale de Geophysique-Veritas ADR	1,900	79,021
†Helix Energy Solutions Group	1,400	53,564
†National Oilwell Varco	1,300	110,305
Smith International	1,500	78,660
		321,550
Financials – 8.91%
†Affiliated Managers Group	700	82,341
†E Trade Financial	2,000	44,160
†IntercontinentalExchange	200	25,400
Legg Mason	500	49,595
Lehman Brothers Holdings	1,100	82,808
Nuveen Investments Class A	1,400	74,620
People’s United Financial	2,200	43,802
Zions Bancorp	500	40,900
		443,626
Health Care – 20.40%
†Barr Pharmaceuticals	1,600	77,376
Bausch & Lomb	1,400	82,362
†Biogen Idec	500	23,605
Dade Behring Holdings	1,700	83,487
†DaVita	1,000	54,610
†Express Scripts Class A	800	76,440
†Hologic	1,500	86,325
†Invitrogen	1,200	78,564
Manor Care	900	58,401
†Medco Health Solutions	1,000	78,020
†MedImmune	2,200	124,696
†MGI PHARMA	1,900	41,838
Omnicare	1,200	39,804
†PDL BioPharma	3,300	83,358
†Sepracor	500	26,840
		1,015,726
Technology – 20.51%
†Amdocs	1,300	47,775
†American Tower Class A	1,600	60,800
†Broadcom Class A	1,900	61,845
†Ciena	1,557	45,402
†Citrix Systems	1,000	32,600
†F5 Networks	700	53,746
†Focus Media Holding ADR	1,600	59,200
L-3 Communications Holdings	800	71,944
†Logitech International	2,800	75,348
†MetroPCS Communications	900	25,245
National Semiconductor	2,300	60,490
†Network Appliance	2,200	81,862
†NII Holdings	1,200	92,099
†Polycom	2,100	69,930
†salesforce.com	1,400	58,800
†SanDisk	1,200	52,140
Satyam Computer Services ADR	2,900	72,152
		1,021,378
Transportation – 1.40%
Hunt (J.B.) Transport Services	1,800	48,708
UTi Worldwide	900	21,123
		69,831
Total Common Stock (cost $3,480,162)		4,867,524

Principal Amount
Repurchase Agreements – 2.43%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $63,909, collateralized by $20,500 U.S. Treasury Notes 2.75% due 8/15/07, market value $20,504, $600 U.S. Treasury Notes 3.125% due 5/15/07, market value $612, $15,500 U.S. Treasury Notes 4.375% due 5/15/07, market value $15,814 and $27,700 U.S. Treasury Notes 4.75% due 11/15/08, market value $28,285)	$63,900	63,900

(continues)

Statements of net assets

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

	Principal Amount	Value
Repurchase Agreements (continued)
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $22,703, collateralized by $23,400 U.S. Treasury Notes 3.625% due 7/15/09, market value $23,188)	$22,700	$22,700
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $34,405, collateralized by $35,800 U.S. Treasury Bills due 9/20/07, market value $35,112)	34,400	34,400
Total Repurchase Agreements (cost $121,000)		121,000
Total Value of Securities – 100.17% (cost $3,601,162)		4,988,524
Liabilities Net of Receivables and Other Assets – (0.17%)		(8,249)
Net Assets Applicable to 1,262,109 Shares Outstanding; Equivalent to $3.95 Per Share – 100.00%		$4,980,275

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$(73,136)
Undistributed net investment income		2,678
Accumulated net realized gain on investments		3,663,371
Net unrealized appreciation of investments		1,387,362
Total net assets		$4,980,275

† Non-income producing security for the period ended April 30, 2007.

ADR – American Depositary Receipts

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 95.65%²
Basic Industry/Capital Goods – 10.32%
AMCOL International	11,700	$281,151
Bucyrus International Class A	12,100	759,154
Carpenter Technology	5,600	679,672
†Energy Conversion Devices	12,732	450,840
†Hexcel	20,100	436,170
†Itron	9,200	619,528
†Mettler-Toledo International	7,700	751,674
†Middleby	2,500	343,200
MSC Industrial Direct Class A	15,981	778,914
UAP Holding	13,400	370,778
		5,471,081
Business Services – 4.58%
†Advisory Board	12,600	598,248
†Geo Group	18,200	931,840
†Monster Worldwide	19,000	798,950
†PRA International	4,400	99,968
		2,429,006
Consumer Durables – 1.54%
†THQ	24,400	814,228
		814,228
Consumer Non-Durables – 13.85%
†Bare Escentuals	14,400	582,192
†Coach	32,784	1,600,843
†Crocs	17,400	972,312
†Dick’s Sporting Goods	20,000	1,121,800
†DSW Class A	18,800	728,688
†J. Crew Group	16,700	676,183
†Under Armour Class A	20,800	1,050,400
†Zumiez	15,400	607,684
		7,340,102
Consumer Services – 6.28%
†Cenveo	32,000	820,800
†Knot	5,900	125,847
†NutriSystem	13,700	849,400
†Sonic	17,562	394,091
†Texas Roadhouse Class A	37,200	543,864
†Wynn Resorts	5,800	592,818
		3,326,820
Energy – 4.47%
Carbo Ceramics	10,950	475,778
†Core Laboratories	1,600	145,472
†Helix Energy Solutions Group	21,600	826,416
†Hydril	6,000	580,920
†North American Energy Partners	15,900	340,260
		2,368,846
Financials – 9.33%
Delphi Financial Group Class A	13,625	581,788
Hanover Insurance Group	15,000	689,400
†Investment Technology Group	14,800	560,032
KKR Financial	19,500	520,845
†Meruelo Maddux Properties	25,300	205,183
†Nasdaq Stock Market	10,500	341,880
†Signature Bank	6,700	210,782
Waddell & Reed Financial Class A	32,900	796,838
Webster Financial	10,900	484,505
Whitney Holding	18,100	556,937
		4,948,190
Health Care – 18.73%
†Acadia Pharmaceuticals	24,800	338,768
†Align Technology	22,613	512,411
†Cepheid	33,700	382,158
†Chattem	9,500	542,830
†Conceptus	28,300	585,244
†Digene	9,900	453,915
†Hologic	15,700	903,535
†LifeCell	22,100	649,740
†Martek Biosciences	6,800	146,812
†Medarex	40,800	558,552
†MGI Pharma	3,100	68,262
†NuVasive	31,800	819,486
†PDL BioPharma	37,700	952,302
†Progenics Pharmaceuticals	19,800	479,160
†Regeneron Pharmaceuticals	2,600	70,720
†Sciele Pharma	27,600	682,272
†Techne	7,300	430,481
†Telik	57,500	343,275
†United Therapeutics	18,000	1,006,380
		9,926,303
Technology – 25.20%
†Akamai Technologies	14,500	639,160
†American Reprographics	16,000	531,200
†Digital River	11,800	690,654
†Equinix	6,200	517,514
†F5 Networks	8,000	614,240
†Foundry Networks	49,100	742,392
†Informatica	42,300	622,656
†Macrovision	28,300	686,841
†Microsemi	39,600	915,156
†Nuance Communications	58,600	903,026
†Opsware	80,900	649,627
†Polycom	30,700	1,022,309
†Powerwave Technologies	114,800	715,204
†salesforce.com	15,100	634,200
†Shutterfly	36,600	594,384
†Silicon Laboratories	20,200	662,762
†SiRF Technology Holdings	13,000	315,380
†Super Micro Computer	8,500	88,485
†Trident Microsystems	29,700	630,531
†Varian Semiconductor Equipment Associates	11,600	769,776
†Wind River Systems	41,900	411,877
		13,357,374
Transportation – 1.35%
Hunt (J.B.) Transport Services	20,500	554,730
UTi Worldwide	6,917	162,342
		717,072
Total Common Stock (cost $36,370,168)		50,699,022

(continues)

Statements of net assets

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

	Principal Amount	Value
Repurchase Agreements – 4.08%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $1,142,162, collateralized by $367,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $366,524, $11,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $10,936, $277,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $282,684 and $495,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $505,627)	$1,142,000	$1,142,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $406,057, collateralized by $419,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $414,504)	406,000	406,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $615,087, collateralized by $640,000 U.S. Treasury Bills due 9/20/07, market value $627,662)	615,000	615,000
Total Repurchase Agreements (cost $2,163,000)		2,163,000
Total Value of Securities – 99.73% (cost $38,533,168)		52,862,022
Receivables and Other Assets Net of Liabilities – 0.27%		144,348
Net Assets Applicable to 3,310,568 Shares Outstanding; Equivalent to $16.01 per Share – 100.00%		$53,006,370

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$33,274,538
Accumulated net realized gain on investments		5,402,978
Net unrealized appreciation of investments		14,328,854
Total net assets		$53,006,370

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security for the period ended April 30, 2007.

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 99.37%
Basic Industry/Capital Goods – 4.07%
Graco	6,400	$252,800
		252,800
Business Services – 11.38%
Expeditors International Washington	5,800	242,440
†Global Cash Access Holdings	17,000	266,390
Global Payments	5,200	197,496
		706,326
Consumer Durables – 8.78%
Gentex	16,700	297,260
†Select Comfort	13,350	247,509
		544,769
Consumer Non-Durables – 14.63%
†Blue Nile	6,500	305,890
Fastenal	7,200	296,064
†NetFlix	13,800	305,946
		907,900
Consumer Services – 18.57%
IHOP	4,598	270,914
Jackson Hewitt Tax Service	9,800	270,284
Strayer Education	2,500	310,851
Weight Watchers International	6,261	300,465
		1,152,514
Financials – 15.89%
†Affiliated Managers Group	1,800	211,734
Financial Federal	8,016	210,660
†IntercontinentalExchange	2,400	304,800
optionsXpress Holdings	10,500	259,140
		986,334
Health Care – 5.22%
†Techne	5,500	324,335
		324,335
Technology – 15.41%
Blackbaud	12,900	284,832
†j2 Global Communications	12,900	371,004
†NAVTEQ	8,500	300,560
		956,396
Transportation – 5.42%
C.H. Robinson Worldwide	6,300	336,798
		336,798
Total Common Stock (cost $5,948,763)		6,168,172

Total Value of Securities – 99.37% (cost $5,948,763)		6,168,172

Receivables and Other Assets Net of Liabilities – 0.63%		39,391

Net Assets Applicable to 621,699 Shares Outstanding; Equivalent to $9.98 Per Share – 100.00%		$6,207,563

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$5,998,667
Accumulated net realized loss on investments		(10,513)
Net unrealized appreciation of investments		219,409
Total net assets		$6,207,563

† Non-income producing security for the period ended April 30, 2007.

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 99.97%
Basic Industry/Capital Goods – 9.62%
Allegheny Technologies	400	$43,832
Dynamic Materials	1,600	52,864
†Flow International	1,600	18,624
Joy Global	900	45,567
Trinity Industries	900	41,760
Woodward Governor	800	39,480
		242,127
Business Services – 6.05%
†Global Cash Access Holdings	2,400	37,608
†Monster Worldwide	900	37,845
†Portfolio Recovery Associates	700	38,955
†WESCO International	600	37,902
		152,310
Consumer Durables – 3.47%
†Activision	2,500	50,000
†Williams Scotsman International	1,700	37,451
		87,451
Consumer Non-Durables – 10.04%
†Coach	900	43,947
†Crocs	500	27,940
†Hibbett Sports	1,200	34,980
†Under Armour Class A	1,000	50,500
†Urban Outfitters	2,400	61,824
†Volcom	800	33,608
		252,799
Consumer Services – 9.12%
†Chipotle Mexican Grill Class A	700	45,661
†First Cash Financial Services	2,100	48,258
Host Hotels & Resorts	1,400	35,896
†Life Time Fitness	500	25,700
†NutriSystem	700	43,400
†Wynn Resorts	300	30,663
		229,578
Energy – 5.77%
†Cameron International	600	38,742
†Geophysique-Veritas ADR	900	37,431
†Grant Prideco	600	30,924
†Helix Energy Solutions Group	1,000	38,260
		145,357
Financials – 9.83%
†Affiliated Managers Group	400	47,052
†AmCOMP	2,700	26,055
Ashford Hospitality Trust	2,400	28,800
†Employers Holdings	500	9,915
Home Bancshares	700	15,414
†IntercontinentalExchange	100	12,700
KKR Financial	900	24,039
MVC Capital	1,700	29,869
Nuveen Investments Class A	700	37,310
†PennantPark Investment	1,100	16,478
		247,632
Health Care – 20.45%
†ACADIA Pharmaceuticals	1,000	13,660
†Angiotech Pharmaceuticals	2,100	11,445
†Barr Pharmaceuticals	800	38,688
Bausch & Lomb	700	41,181
†Biogen Idec	300	14,163
Dade Behring Holdings	800	39,288
†DaVita	500	27,305
†Express Scripts Class A	300	28,665
†Hologic	600	34,530
†Immunomedics	2,600	13,676
†Invitrogen	500	32,735
†LifeCell	1,000	29,400
Manor Care	500	32,445
†Martek Biosciences	300	6,477
†Medarex	1,900	26,011
†Micrus Endovascular	1,200	26,676
†PDL BioPharma	1,500	37,890
†Sepracor	300	16,104
†United Therapeutics	800	44,728
		515,067
Technology – 24.05%
†Akamai Technologies	700	30,856
†Citrix Systems	900	29,340
†Emageon	2,000	23,020
†F5 Networks	400	30,712
†Foundry Networks	2,100	31,752
†Informatica	2,300	33,856
†Isilon Systems	1,100	13,431
†Mellanox Technologies	600	9,954
†Microsemi	1,900	43,909
†Nuance Communications	2,800	43,148
†Perot Systems Class A	1,900	34,010
†Polycom	1,100	36,630
†salesforce.com	800	33,600
Satyam Computer Services ADR	1,500	37,320
†SAVVIS	700	36,099
†SBA Communications Class A	1,200	35,304
†Syke Enterprises	1,800	33,228
†Trident Microsystems	1,400	29,722
†Varian Semiconductor Equipment Associates	600	39,816
		605,707
Transportation – 1.57%
Hunt (J.B.) Transport Services	1,000	27,060
†USA Truck	800	12,448
		39,508
Total Common Stock (cost $2,041,339)		2,517,536
Total Value of Securities – 99.97% (cost $2,041,339)		2,517,536
Receivables and Other Assets Net of Liabilities – 0.03%		779
Net Assets Applicable to 235,295 Shares Outstanding; Equivalent to $10.70 per Share – 100.00%		$2,518,315

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$1,976,901
Accumulated net realized gain on investments		65,217
Net unrealized appreciation of investments		476,197
Total net assets		$2,518,315

ADR – American Depositary Receipts

†Non-income producing security for the period ended April 30, 2007.

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 96.05%
Diversified REITs – 6.86%
Spirit Finance	8,800	$126,632
Vornado Realty Trust	6,100	723,643
Washington Real Estate Investment Trust	3,500	132,510
		982,785
Health Care REITs – 4.85%
Health Care Property Investors	5,100	180,489
Health Care REIT	2,500	113,100
Senior Housing Properties Trust	2,400	54,792
Ventas	8,200	345,712
		694,093
Hotel REITs – 6.91%
Ashford Hospitality Trust	6,700	80,400
Hersha Hospitality Trust	12,400	147,312
Host Hotels & Resorts	24,434	626,488
Marriott International Class A	3,000	135,630
		989,830
Industrial REITs – 6.92%
AMB Property	4,680	285,059
ProLogis	10,900	706,320
		991,379
Mall REITs – 15.85%
General Growth Properties	10,400	664,040
Macerich	4,800	456,576
Simon Property Group	9,970	1,149,342
		2,269,958
Manufactured Housing REITs – 1.10%
Equity Lifestyle Properties	2,900	157,383
		157,383
Multifamily REITs – 16.10%
Apartment Investment & Management	5,400	298,620
Archstone-Smith Trust	7,900	411,669
AvalonBay Communities	2,800	342,328
BRE Properties	4,000	240,160
Camden Property Trust	2,700	188,055
Equity Residential	13,000	603,589
Essex Property Trust	600	77,316
Home Properties	2,600	144,820
		2,306,557
Office REITs – 13.26%
Alexandria Real Estate Equities	2,100	222,285
Boston Properties	5,400	634,824
Brandywine Realty Trust	6,500	213,720
Douglas Emmett	4,200	109,410
Highwoods Properties	3,900	159,042
Mack-Cali Realty	4,000	195,880
SL Green Realty	2,580	363,522
		1,898,683
Office/Industrial REITs – 3.49%
Digital Realty Trust	3,100	125,395
Duke Realty	6,300	271,593
PS Business Parks	1,500	103,350
		500,338
Real Estate Operating Companies – 5.21%
Brookfield Properties	5,800	238,206
Hilton Hotels	2,900	98,600
Starwood Hotels & Resorts Worldwide	6,100	408,822
		745,628
Self-Storage REITs – 4.15%
Extra Space Storage	4,300	80,453
Public Storage	5,500	513,260
		593,713
Shopping Center REITs – 10.68%
Developers Diversified Realty	2,300	149,730
Equity One	3,300	92,169
Federal Realty Investment Trust	3,600	324,612
Kimco Realty	10,000	480,700
Kite Realty Group Trust	6,800	136,000
Regency Centers	4,200	346,080
		1,529,291
Specialty REITs – 0.67%
Entertainment Properties Trust	1,600	96,672
		96,672
Total Common Stock (cost $12,619,364)		13,756,310

	Principal Amount
Repurchase Agreements – 4.21%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $318,445, collateralized by $102,300 U.S. Treasury Notes 2.75% due 8/15/07, market value $102,179, $3,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $3,049, $77,300 U.S. Treasury Notes 4.375% due 5/15/07, market value $78,807 and $137,900 U.S. Treasury Notes 4.75% due 11/15/08, market value $140,958)	$318,400	318,400
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $113,216, collateralized by $116,700 U.S. Treasury Notes 3.625% due 7/15/09, market value $115,555)	113,200	113,200
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $171,424, collateralized by $178,400 U.S. Treasury Bills due 9/20/07, market value $174,979)	171,400	171,400
Total Repurchase Agreements (cost $603,000)		603,000
Total Value of Securities – 100.26% (cost $13,222,364)		14,359,310
Liabilities Net of Receivables and Other Assets – (0.26%)		(37,207)
Net Assets Applicable to 1,000,180 Shares Outstanding; Equivalent to $14.32 Per Share – 100.00%		$14,322,103

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$8,136,823
Undistributed net investment income		119,828
Accumulated net realized gain on investments		4,928,506
Net unrealized appreciation of investments		1,136,946
Total net assets		$14,322,103

REIT – Real Estate Investment Trust

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

April 30, 2007 (Unaudited)

	Principal Amount (U.S.$ )	Value (U.S.$ )
Agency Asset-Backed Securities – 0.24%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$25,058	$24,937
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	37,780	37,641
•Series 2002-W11 AV1 5.66% 11/25/32	4,790	4,790
Total Agency Asset-Backed Securities (cost $67,328)		67,368

Agency Collateralized Mortgage Obligations – 5.36%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	27,613	27,018
Series 2005-110 MB 5.50% 9/25/35	90,000	90,775
•Series 2006-M2 A2F 5.259% 5/25/20	160,000	158,783
Fannie Mae Grantor Trust
Series 2001-T8 A2 9.50% 7/25/41	24,369	26,221
Series 2002-T19 A1 6.50% 7/25/42	81,410	83,331
Fannie Mae Whole Loan
Series 2003-W10 1A4 4.505% 6/25/43	25,000	24,394
Series 2003-W15 2A7 5.55% 8/25/43	35,000	35,288
Series 2004-W9 2A1 6.50% 2/25/44	48,073	49,342
Freddie Mac
Series 1490 CA 6.50% 4/15/08	17,332	17,292
Series 2326 ZQ 6.50% 6/15/31	91,616	95,771
Series 2480 EH 6.00% 11/15/31	253	252
Series 2552 KB 4.25% 6/15/27	33,232	32,969
Series 2662 MA 4.50% 10/15/31	51,600	50,737
Series 2694 QG 4.50% 1/15/29	70,000	68,262
Series 2890 PC 5.00% 7/15/30	95,000	93,827
Series 2915 KP 5.00% 11/15/29	50,000	49,446
Series 3005 ED 5.00% 7/15/25	85,000	81,653
Series 3063 PC 5.00% 2/15/29	85,000	84,323
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	140,789	138,180
•Freddie Mac Strip Series 19 F 5.909% 6/1/28	23,819	23,735
tFreddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	45,195	46,290
•Series T-60 1A4C 5.395% 3/25/44	15,000	14,963
GNMA
Series 2002-28 B 5.779% 7/16/24	35,000	35,445
Series 2002-61 BA 4.648% 3/16/26	86,752	85,895
Series 2003-5 B 4.486% 10/16/25	25,000	24,633
Series 2003-78 B 5.11% 10/16/27	40,000	39,910
•Vendee Mortgage Trust Series 2000-1 1A 6.819% 1/15/30	37,121	38,526
Total Agency Collateralized Mortgage Obligations (cost $1,516,834)		1,517,261

Agency Mortgage-Backed Securities – 6.66%
Fannie Mae
5.50% 5/15/09	18,907	18,869
6.50% 8/1/17	29,124	29,796
6.52% 1/1/08	2,440	2,438
8.50% 9/20/10	3,657	3,811
9.00% 4/1/09	4,429	4,480
•Fannie Mae ARM
3.747% 8/1/34	64,082	64,537
4.794% 11/1/35	404,763	404,770
5.064% 8/1/35	65,630	64,792
6.458% 12/1/33	48,851	49,397
Fannie Mae FHAVA
9.00% 6/1/09	17,088	17,447
11.00% 12/1/15	3,841	4,183
Fannie Mae Relocation 30 yr
5.00% 11/1/33	65,308	63,698
5.00% 1/1/34 Pool #763656	46,371	45,227
5.00% 1/1/34 Pool #763742	5,731	5,586
Fannie Mae S.F. 15 yr
4.00% 5/1/19	15,017	14,213
8.00% 10/1/14	10,930	11,069
8.50% 2/1/10	8,397	8,678
Fannie Mae S.F. 30 yr
6.00% 10/1/33	5,808	5,878
7.50% 12/1/10	3,800	3,836
7.50% 12/1/32	8,144	8,504
8.50% 5/1/11	2,703	2,766
8.50% 8/1/12	2,983	3,068
9.50% 4/1/18	1,819	1,987
Fannie Mae S.F. 30 yr TBA
5.00% 5/1/37	265,000	255,974
6.00% 5/1/37	195,000	196,463
•Freddie Mac ARM
5.748% 4/1/34	23,072	23,498
5.852% 4/1/33	22,188	22,441
Freddie Mac Balloon 5 yr
4.00% 6/1/08	13,845	13,678
4.00% 1/1/09	7,013	6,912
Freddie Mac Balloon 7 yr 3.00% 8/1/10	276,730	264,515
Freddie Mac Relocation 15 yr
3.50% 9/1/18	43,738	40,754
3.50% 10/1/18	5,827	5,429
Freddie Mac Relocation 30 yr 5.00% 9/1/33	65,164	63,747
Freddie Mac S.F. 15 yr
4.00% 11/1/13	12,649	12,299
4.00% 3/1/14	13,301	12,915
8.50% 10/1/15	4,869	5,148
Freddie Mac S.F. 30 yr
6.50% 10/1/32	7,356	7,583
7.00% 11/1/33	14,612	15,204
8.00% 9/1/07	86	86
8.25% 10/1/07	384	385
9.25% 9/1/08	1,667	1,702

	Principal Amount (U.S.$ )	Value (U.S.$ )
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 15 yr
6.00% 1/15/09	$3,714	$3,739
7.50% 4/15/13	8,814	8,878
8.50% 8/15/10	2,173	2,187
GNMA I S.F. 30 yr
7.00% 12/15/34	71,520	75,597
7.50% 2/15/32	5,578	5,845
Total Agency Mortgage-Backed Securities (cost $1,882,817)		1,884,009

Agency Obligations – 3.69%
Fannie Mae
4.75% 3/12/10	85,000	84,932
5.00% 2/13/17	290,000	290,365
Freddie Mac
4.125% 7/12/10	365,000	358,106
5.00% 1/16/09	170,000	170,329
5.00% 2/16/17	140,000	140,236
Total Agency Obligations (cost $1,034,251)		1,043,968

Commercial Mortgage-Backed Securities – 10.22%
Bank of America Commercial Mortgage Securities
Series 2004-5 A3 4.561% 11/10/41	20,000	19,517
Series 2005-1 A3 4.877% 11/10/42	30,000	29,772
•Series 2006-3 A4 5.889% 7/10/44	85,000	88,038
Series 2006-4 A4 5.634% 7/10/46	150,000	152,631
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	50,000	49,921
tCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	28,302	29,277
Series 2006-C7 A2 5.69% 6/10/46	35,000	35,561
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	125,000	131,309
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	20,000	20,295
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	65,635	65,783
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	130,000	130,906
First Union National Bank- Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	20,000	20,784
First Union-Lehman Brothers- Bank of America Series 1998-C2 A2 6.56% 11/18/35	42,977	43,233
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	130,000	135,587
•Series 2005-C4 A2 5.305% 11/10/45	25,000	25,111
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35	14,158	14,276
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	40,000	39,486
Series 2006-GG8 A4 5.56% 11/10/39	105,000	106,381
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	100,000	100,940
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	150,000	150,656
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	55,000	55,362
Series 2002-C2 A2 5.05% 12/12/34	145,000	143,535
Series 2003-C1 A2 4.985% 1/12/37	156,000	154,231
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	40,000	39,856
Series 2007-CB18 A4 5.44% 6/12/47	105,000	105,167
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	22,323	22,460
Series 2002-C1 A4 6.462% 3/15/31	145,000	152,377
Series 2003-C8 A2 4.207% 11/15/27	120,000	117,922
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	70,000	71,697

(continues)

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

	Principal Amount (U.S.$ )	Value (U.S.$ )
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	$178,100	$174,027
Series 2007-5 A4 5.378% 8/12/48	100,000	99,619
#SBA Commercial Mortgage-Backed Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	125,000	125,591
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	37,126	35,967
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	45,000	43,813
Series 2006-1 B 5.588% 2/15/36	25,000	25,186
Series 2006-1 C 5.707% 2/15/36	25,000	25,226
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	30,000	29,829
Series 2006-C28 A2 5.50% 10/15/48	80,000	80,749
Total Commercial Mortgage-Backed Securities (cost $2,913,339)		2,892,078

Corporate Bonds – 32.04%
Banking – 4.31%
•BAC Capital Trust XIV 5.63% 12/31/49	55,000	55,272
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	125,000	138,264
Marshall & Ilsley Bank 3.95% 8/14/09	140,000	136,934
National City 3.125% 4/30/09	180,000	173,757
•RBS Capital Trust I 4.709% 12/29/49	195,000	186,871
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	215,000	227,623
•UBS Preferred Funding Trust V 6.243% 5/29/49	80,000	82,831
US Bank 6.375% 8/1/11	55,000	57,656
•VTB 24 Capital 6.15% 12/7/09	100,000	100,190
•Wachovia Capital Trust III 5.80% 8/29/49	60,000	60,946
		1,220,344
Basic Industry – 1.22%
Alcoa 5.55% 2/1/17	95,000	95,238
Lubrizol 4.625% 10/1/09	55,000	54,264
Praxair 5.20% 3/15/17	90,000	89,275
Vale Overseas 6.25% 1/23/17	60,000	61,680
Weyerhaeuser 5.95% 11/1/08	45,000	45,407
		345,864
Brokerage – 2.64%
•Ameriprise Financial 7.518% 6/1/66	175,000	190,246
AMVESCAP
4.50% 12/15/09	90,000	88,500
5.625% 4/17/12	80,000	80,556
Goldman Sachs Group 5.625% 1/15/17	70,000	69,816
Merrill Lynch 6.05% 5/16/16	100,000	103,259
Morgan Stanley 5.30% 3/1/13	140,000	140,623
Nuveen Investments 5.00% 9/15/10	75,000	74,413
		747,413
Capital Goods – 0.85%
General Electric 5.00% 2/1/13	150,000	149,097
United Technologies 4.875% 5/1/15	95,000	92,487
		241,584
Communications – 5.01%
AT&T 7.30% 11/15/11	65,000	70,691
BellSouth 4.20% 9/15/09	65,000	63,723
British Telecommunications 8.625% 12/15/10	110,000	122,799
Comcast 5.85% 11/15/15	110,000	112,329
Cox Communications 4.625% 1/15/10	65,000	64,144
News America Holdings 7.375% 10/17/08	45,000	46,233
SBC Communications 5.10% 9/15/14	65,000	63,920
Sprint Capital 7.625% 1/30/11	100,000	107,397
Sprint Nextel 6.00% 12/1/16	80,000	78,655
Telecom Italia Capital 4.00% 1/15/10	95,000	92,182
Telefonica Emisones 5.984% 6/20/11	75,000	77,096
Telefonos de Mexico 4.50% 11/19/08	130,000	129,201
Time Warner 5.50% 11/15/11	65,000	65,592
#Time Warner Cable 144A 5.85% 5/1/17	65,000	65,513
Time Warner Entertainment 8.375% 3/15/23	35,000	41,786
Viacom
•5.70% 6/16/09	55,000	55,183
5.75% 4/30/11	160,000	162,325
		1,418,769
Consumer Cyclical – 2.46%
Costco Wholesale 5.50% 3/15/17	80,000	80,869
Federated Retail Holdings 5.35% 3/15/12	40,000	40,022
Fortune Brands 5.125% 1/15/11	70,000	69,408
Home Depot
4.625% 8/15/10	245,000	241,353
5.40% 3/1/16	35,000	34,336
#Nissan Motor Acceptance 144A 5.625% 3/14/11	150,000	151,193
Penney (J.C.)
5.75% 2/15/18	25,000	24,992
8.00% 3/1/10	35,000	37,481
Procter & Gamble 6.875% 9/15/09	15,000	15,639
		695,293
Consumer Non-Cyclical – 1.46%
AmerisourceBergen 5.875% 9/15/15	35,000	34,874
Baxter International 5.196% 2/16/08	10,000	9,988
Hershey 5.45% 9/1/16	125,000	125,762
Kraft Foods 4.125% 11/12/09	100,000	97,557

	Principal Amount (U.S.$ )	Value (U.S.$ )
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Medco Health Solutions 7.25% 8/15/13	$25,000	$27,088
UST 6.625% 7/15/12	15,000	15,895
Wyeth 5.50% 2/1/14	100,000	101,266
		412,430
Electric – 1.64%
Dominion Resources 5.687% 5/15/08	50,000	50,131
Entergy Arkansas 4.50% 6/1/10	80,000	78,405
FPL Group Capital 5.625% 9/1/11	55,000	56,038
Pacific Gas & Electric 4.20% 3/1/11	115,000	111,664
Potomac Electric Power 6.25% 10/15/07	80,000	80,320
#Power Contract Financing 144A 6.256% 2/1/10	26,125	26,377
PSEG Funding Trust I 5.381% 11/16/07	60,000	59,938
		462,873
Energy – 1.30%
Apache
5.25% 4/15/13	35,000	35,096
5.625% 1/15/17	50,000	50,894
Canada Natural Resources 5.70% 5/15/17	60,000	60,294
#Canadian Oil Sands 144A 4.80% 8/10/09	10,000	9,877
Halliburton 5.50% 10/15/10	45,000	45,598
Pemex Project Funding Master Trust 5.75% 12/15/15	75,000	76,256
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	91,085
		369,100
Financials – 4.13%
•American Express 6.80% 9/1/66	70,000	74,903
American General Finance
4.625% 5/15/09	115,000	113,879
4.875% 7/15/12	80,000	78,825
Capital One Bank 5.00% 6/15/09	110,000	109,732
General Electric Capital 5.40% 2/15/17	140,000	140,293
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	105,000	110,219
National Rural Utilities Cooperative Finance 5.45% 4/10/17	35,000	35,145
Residential Capital
•5.84% 6/9/08	55,000	54,631
6.00% 2/22/11	70,000	69,259
6.125% 11/21/08	65,000	64,980
6.50% 4/17/13	80,000	80,055
•6.66% 11/21/08	35,000	35,089
6.875% 6/30/15	140,000	141,987
•#Xstrata Finance 144A 5.71% 11/13/09	60,000	60,098
		1,169,095
Insurance – 4.38%
Aetna 7.875% 3/1/11	40,000	43,740
#Farmers Insurance Exchange 144A 6.00% 8/1/14	125,000	124,311
Marsh & McLennan 5.15% 9/15/10	45,000	44,621
MetLife 5.00% 6/15/15	120,000	117,199
#Nippon Life Insurance 144A 4.875% 8/9/10	55,000	54,237
PMI Group 5.568% 11/15/08	70,000	70,060
ReliaStar Financial 6.50% 11/15/08	155,000	157,480
SAFECO Capital Trust I 8.072% 7/15/37	65,000	67,782
•#Security Capital Assurance 144A 6.88% 6/30/49	40,000	40,862
St. Paul Travelers 5.01% 8/16/07	55,000	54,932
•t#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	200,000	200,658
WellPoint
4.25% 12/15/09	25,000	24,512
5.00% 1/15/11	70,000	69,557
Willis North America 5.125% 7/15/10	50,000	49,154
•XL Capital 6.50% 12/31/49	120,000	118,656
		1,237,761
Natural Gas – 1.01%
Southern Union 6.15% 8/16/08	110,000	110,968
Valero Logistics Operations 6.05% 3/15/13	170,000	173,810
		284,778
Real Estate – 0.44%
Developers Diversified Realty 4.625% 8/1/10	90,000	88,402
HRPT Properties Trust 5.75% 2/15/14	35,000	35,292
		123,694
Transportation – 1.19%
Continental Airlines
5.983% 4/19/22	50,000	49,750
6.503% 6/15/11	150,000	154,312
#Erac USA Finance 144A 7.35% 6/15/08	130,000	132,141
		336,203
Total Corporate Bonds (cost $8,997,738)		9,065,201

Municipal Bonds – 0.45%
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)	120,000	127,946
Total Municipal Bonds (cost $128,847)		127,946

Non-Agency Asset-Backed Securities – 11.32%
AmeriCredit Automobile Receivables Trust Series 2005-CF A4 4.63% 6/6/12	85,000	84,457

(continues)

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

	Principal Amount (U.S.$ )	Value (U.S.$ )
Non-Agency Asset-Backed Securities (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	$131,610	$128,609
Series 2003-3 1A4 3.303% 11/25/29	50,974	49,984
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	100,000	100,075
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33	180,000	177,053
Countrywide Asset-Backed Certificates
•Series 2006-1 AF3 5.348% 7/25/36	70,000	69,751
•Series 2006-3 2A2 5.50% 6/25/36	215,000	215,104
Series 2006-9 1AF3 5.859% 10/25/46	105,000	105,891
•Series 2006-11 1AF3 6.05% 9/25/46	175,000	176,458
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,754
•Series 2006-15 A3 5.689% 10/25/46	45,000	44,991
Series 2006-S2 A2 5.627% 7/25/27	40,000	39,781
Series 2006-S3 A2 6.085% 6/25/21	80,000	80,742
Series 2006-S5 A3 5.762% 6/25/35	75,000	75,006
•Series 2006-S6 A2 5.519% 3/25/34	85,000	84,904
•Series 2006-S7 A3 5.712% 11/25/35	160,000	159,289
•Series 2006-S9 A3 5.728% 8/25/36	75,000	74,561
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	175,000	174,886
Series 2007-CB1 AF2 5.721% 1/25/37	100,000	100,253
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	101,882
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	70,000	70,049
Honda Auto Receivables Owner Trust Series 2004-1 A4 3.06% 10/21/09	8,870	8,798
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	23,870	23,128
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	5,067	5,047
Series 2006-AR1 A2C 5.48% 3/25/37	80,000	79,932
Mid-State Trust
Series 11 A1 4.864% 7/15/38	33,520	32,020
Series 2004-1 A 6.005% 8/15/37	6,451	6,578
#Series 2006-1 A 144A 5.787% 10/15/40	36,835	36,778
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	150,000	150,203
Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	51,531	50,036
•Series 2006-KS3 AI3 5.49% 4/25/36	180,000	179,945
Residential Funding Mortgage Securities II
Series 2003-HS2 AI3 3.17% 3/25/18	53,753	52,609
Series 2005-HI3 A2 5.09% 9/25/35	95,000	94,300
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	21,918	21,698
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	43,761	39,472
Series 2004-16XS A2 4.91% 8/25/34	15,430	15,367
Series 2005-2XS 1A2A 4.51% 2/25/35	30,000	29,577
Series 2005-NC1 A2 3.92% 2/25/35	6,555	6,531
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	125,000	125,793
Total Non-Agency Asset-Backed Securities (cost $3,201,530)		3,202,292

Non-Agency Collateralized Mortgage Obligations – 17.66%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	50,000	49,209
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	53,135	53,292
Series 2004-2 1A1 6.00% 3/25/34	71,010	71,221
Series 2004-10 1CB1 6.00% 11/25/34	13,172	13,291
Series 2005-9 5A1 5.50% 10/25/20	61,143	60,913
•Bank of America Funding Series 2006-F 1A2 5.169% 7/20/36	102,618	102,362

	Principal Amount (U.S.$ )	Value (U.S.$ )
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.853% 5/25/33	$934	$942
Series 2005-9 2A1 4.75% 10/25/20	61,342	60,474
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.171% 5/25/36	49,150	49,851
Series 2006-3 34A1 6.161% 5/25/36	45,981	46,620
Countrywide Alternative Loan Trust
Series 2003-20CB 1A2 5.50% 10/25/33	115,389	114,894
Series 2004-28CB 6A1 6.00% 1/25/35	75,584	75,761
•Series 2004-J7 1A2 4.673% 8/25/34	22,597	22,365
Series 2005-1CB 2A2 5.50% 3/25/35	136,937	135,536
•Series 2005-63 3A1 5.893% 11/25/35	71,097	71,458
Series 2005-85CB 2A2 5.50% 2/25/36	20,514	20,539
Series 2006-2CB A3 5.50% 3/25/36	52,810	52,678
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.076% 5/25/33	17,038	16,872
•Series 2004-12 1M 4.558% 8/25/34	79,587	79,475
Series 2005-23 A1 5.50% 11/25/35	56,037	54,969
Series 2005-29 A1 5.75% 12/25/35	161,267	160,634
Series 2006-1 A2 6.00% 3/25/36	58,251	58,224
Series 2006-1 A3 6.00% 3/25/36	33,286	33,094
Series 2006-HYB3 3A1A 6.10% 5/25/36	76,989	78,161
•Series 2006-HYB4 1A2 5.683% 6/20/36	62,341	62,895
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	17,622	18,057
Series 2004-1 3A1 7.00% 2/25/34	14,183	14,533
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	121,099	119,035
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	10,321	10,946
•Series 2004-AR5 4A1 5.708% 10/25/34	43,804	43,766
•GMAC Loan Trust Series 2005-AR2 4A 5.189% 5/25/35	106,473	105,529
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	29,344	30,851
Series 2005-RP1 1A3 8.00% 1/25/35	25,217	26,775
Series 2005-RP1 1A4 8.50% 1/25/35	12,820	13,725
Series 2006-RR1 1A3 8.00% 1/25/36	33,450	35,007
GSR Mortgage Home Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	24,356	24,372
Series 2006-1F 5A2 6.00% 2/25/36	47,576	47,301
•Indymac Index Mortgage Loan Trust Series 2006-AR2 1A1A 5.54% 4/25/46	29,410	29,446
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	86,675	85,143
Series 2005-A4 1A1 5.405% 7/25/35	106,269	105,912
Series 2005-A6 1A2 5.144% 9/25/35	95,000	95,973
Series 2006-A2 3A3 5.683% 4/25/36	100,000	100,639
Series 2007-A1 B1 4.819% 7/25/35	99,803	98,170
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	60,345	60,381
Series 2006-1 3A3 5.50% 2/25/36	78,603	78,554
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.875% 12/25/33	35,008	35,596
Series 2005-1 B1 5.414% 3/25/35	89,037	88,711
Series 2005-6 7A1 5.358% 6/25/35	65,831	65,568
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	34,800	34,691
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	50,090	53,050
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	105,000	103,684
•Series 2006-AF1 1A2 6.159% 5/25/36	95,000	96,274
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	20,743	21,050
Series 2004-SL4 A3 6.50% 7/25/32	38,363	39,092

(continues)

Statements of net assets

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

	Principal Amount (U.S.$ )	Value (U.S.$ )
Non-Agency Collateralized Mortgage Obligations (continued)
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.048% 9/25/36	$89,674	$90,723
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	46,191	46,083
Series 2005-22 4A2 5.377% 12/25/35	22,861	22,700
Series 2005-3XS A2 5.57% 1/25/35	11,561	11,570
Series 2006-5 5A4 5.572% 6/25/36	37,581	37,500
Structured Asset Securities
•Series 2002-22H 1A 6.953% 11/25/32	8,097	8,299
Series 2004-12H 1A 6.00% 5/25/34	26,080	26,150
t•Washington Mutual Pass Through Certificates
Series 2004-AR4 A2 2.98% 6/25/34	45,173	45,081
Series 2006-AR7 1A 5.994% 7/25/46	32,729	32,693
Series 2006-AR10 1A1 5.956% 9/25/36	91,178	92,292
Series 2006-AR14 1A4 5.656% 11/25/36	87,846	88,353
Series 2007-HY3 4A1 5.357% 3/25/37	92,883	92,543
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	45,922	45,980
Series 2006-5 2CB3 6.00% 7/25/36	90,351	91,478
•Series 2006-AR5 3A 5.954% 7/25/46	63,342	63,391
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.588% 9/25/34	35,802	36,082
Series 2005-17 1A1 5.50% 1/25/36	23,283	22,810
Series 2006-2 3A1 5.75% 3/25/36	55,604	55,397
•Series 2006-AR4 1A1 5.864% 4/25/36	103,192	104,055
•Series 2006-AR4 2A1 5.779% 4/25/36	151,297	152,228
•Series 2006-AR5 2A1 5.533% 4/25/36	38,233	38,374
•Series 2006-AR6 7A1 5.111% 3/25/36	161,260	159,450
•Series 2006-AR10 5A1 5.60% 7/25/36	86,526	86,617
•Series 2006-AR11 A7 5.526% 8/25/36	93,964	93,911
•Series 2006-AR12 1A2 6.03% 9/25/36	79,415	80,371
•Series 2006-AR14 2A4 6.105% 10/25/36	91,023	92,237
•Series 2006-AR19 A1 5.67% 12/25/36	52,724	52,860
Total Non-Agency Collateralized Mortgage Obligations (cost $4,969,089)		4,996,789

U.S. Treasury Obligations – 10.46%
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	179,396	170,370
2.375% 1/15/27	30,268	30,501
U.S. Treasury Inflation Index Notes
^2.00% 1/15/14	407,422	404,096
2.375% 1/15/17	378,345	384,360
2.50% 7/15/16	171,272	175,915
3.00% 7/15/12	503,566	528,529
U.S. Treasury Notes
4.50% 3/31/09	10,000	9,980
4.50% 3/31/12	785,000	784,602
4.625% 2/15/17	80,000	79,988
4.75% 2/28/09	195,000	195,350
^U.S. Treasury Strip 4.758% 11/15/13	265,000	197,335
Total U.S. Treasury Obligations (cost $2,933,247)		2,961,026

Repurchase Agreements – 3.49%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $521,174, collateralized by $167,400 U.S. Treasury Notes 2.75% due 8/15/07, market value $167,249, $4,900 U.S. Treasury Notes 3.125% due 5/15/07, market value $4,990, $126,500 U.S. Treasury Notes 4.375% due 5/15/07, market value $128,992 and $225,700 U.S. Treasury Notes 4.75% due 11/15/08, market value $230,723)	521,100	521,100
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $185,226, collateralized by $191,100 U.S. Treasury Notes 3.625% due 7/15/09, market value $189,142)	185,200	185,200
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $280,740, collateralized by $292,000 U.S. Treasury Bills due 9/20/07, market value $286,409)	280,700	280,700
Total Repurchase Agreements (cost $987,000)		987,000

Total Value of Securities – 101.59% (cost $28,632,020)	$28,744,938
Liabilities Net of Receivables and Other Assets – (1.59%)	(450,212)
Net Assets Applicable to 2,841,363 Shares Outstanding; Equivalent to $9.96 per Share – 100.00%	$28,294,726

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)	$28,685,683
Distributions in excess of net investment income	(4)
Accumulated net realized loss on investments	(513,618)
Net unrealized appreciation of investments	122,665
Total net assets	$28,294,726

#                  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $2,557,324, which represented 9.04% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

•                   Variable rate security. The rate shown is the rate as of April 30, 2007.

^                   Zero coupon security. The rate shown is the yield at the time of purchase.

^           Fully or partially pledged as collateral for financial futures contracts.

t              Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FHAVA – Federal Housing Administration & Veterans Administration

GNMA – Government National Mortgage Association

TBA – To be announced

S.F. – Single Family

yr – Year

The following futures contracts were outstanding at April 30, 2007:

Futures Contracts(1)

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8 U.S. Treasury 2 year Notes	$1,638,070	$1,637,750	6/30/07	$(320)
30 U.S. Treasury 5 year Notes	3,169,387	3,174,844	6/30/07	5,457
(15) U.S. Treasury 10 year Notes	(1,629,535)	(1,624,922)	6/30/07	4,613
				$9,750

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1) See Note 9 in “Notes to financial statements.”

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

April 30, 2007 (Unaudited)

	Principal Amount	Value
	(U.S.$ )	(U.S.$)
Agency Asset-Backed Securities – 0.09%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$59,513	$59,225
Total Agency Asset-Backed Securities (cost $58,962)		59,225

Agency Collateralized Mortgage Obligations – 2.53%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	14,806	15,343
Series 2002-90 A1 6.50% 6/25/42	3,670	3,757
Series 2002-90 A2 6.50% 11/25/42	11,914	12,160
Series 2003-122 AJ 4.50% 2/25/28	25,312	24,766
Series 2005-110 MB 5.50% 9/25/35	155,000	156,334
•Series 2006-M2 A2F 5.259% 5/25/20	305,000	302,682
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.995% 2/19/30	123,100	126,628
•Series 2001-T8 A2 9.50% 7/25/41	14,335	15,424
Series 2002-T4 A3 7.50% 12/25/41	8,921	9,285
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	16,721	17,162
Series 2004-W11 1A2 6.50% 5/25/44	28,582	29,348
Freddie Mac
Series 1730 Z 7.00% 5/15/24	19,237	20,134
Series 2326 ZQ 6.50% 6/15/31	40,082	41,900
Series 2480 EH 6.00% 11/15/31	233	233
Series 2662 MA 4.50% 10/15/31	43,452	42,726
Series 2694 QG 4.50% 1/15/29	170,000	165,779
Series 2872 GC 5.00% 11/15/29	45,000	44,475
Series 2890 PC 5.00% 7/15/30	115,000	113,579
Series 2915 KP 5.00% 11/15/29	40,000	39,557
Series 3005 ED 5.00% 7/15/25	165,000	158,504
Series 3022 MB 5.00% 12/15/28	35,000	34,743
Series 3063 PC 5.00% 2/15/29	145,000	143,845
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	4,834	4,940
Series T-58 2A 6.50% 9/25/43	21,693	22,219
GNMA	65,000	65,827
Series 2002-28 B 5.779% 7/16/24
Series 2002-61 BA 4.648% 3/16/26	28,917	28,632
Series 2003-78 B 5.11% 10/16/27	85,000	84,808
Total Agency Collateralized Mortgage Obligations (cost $1,715,824)		1,724,790

Agency Mortgage-Backed Securities – 23.40%
Fannie Mae
6.171% 5/1/09	4,587	4,607
6.50% 8/1/17	21,181	21,670
Fannie Mae Relocation 30 yr
5.00% 11/1/33	29,389	28,664
5.00% 1/1/34	11,462	11,173
5.00% 8/1/34	14,464	14,099
5.00% 11/1/34	65,091	63,448
5.00% 1/1/36	258,555	251,811
5.00% 2/1/36	211,047	205,402
Fannie Mae S.F. 15 yr
4.50% 8/1/19	15,341	14,878
5.00% 10/1/18	22,489	22,226
5.00% 2/1/19	33,176	32,755
5.00% 1/1/20	20,064	19,791
5.00% 6/1/20	3,786	3,735
5.00% 2/1/21	12,509	12,333
5.50% 4/1/21	17,949	17,974
7.00% 11/1/14	4,885	5,040
Fannie Mae S.F. 15 yr TBA
4.50% 5/1/22	350,000	338,734
5.50% 5/1/22	260,000	260,325
6.00% 5/1/22	1,710,000	1,737,788
Fannie Mae S.F. 30 yr
5.00% 3/1/34	57,680	55,864
5.00% 5/1/34	19,724	19,092
5.00% 1/1/35	29,161	28,226
5.00% 5/1/35	54,251	52,465
5.00% 6/1/35	89,512	86,566
5.00% 3/1/36	119,814	115,792
5.00% 4/1/36	93,146	90,019
5.50% 3/1/29	53,053	52,727
5.50% 4/1/29	54,181	53,848
5.50% 2/1/35	121,869	120,759
5.50% 5/1/35	116,069	114,930
5.50% 12/1/35	194,838	192,926
5.50% 4/1/36	385,259	381,099
5.50% 5/1/36	98,235	97,174
6.00% 9/1/34	3,198	3,231
6.00% 11/1/34	16,607	16,778
6.00% 10/1/35	34,168	34,456
6.00% 4/1/36	113,481	114,365
6.50% 6/1/29	16,898	17,445
6.50% 1/1/34	15,514	15,958

	Principal Amount	Value
	(U.S.$)	(U.S.$)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 4/1/36	$50,370	$51,432
7.00% 12/1/34	8,009	8,333
7.00% 12/1/35	8,457	8,735
7.50% 6/1/31	5,907	6,184
7.50% 4/1/32	4,005	4,182
7.50% 5/1/33	10,835	11,299
7.50% 6/1/34	7,871	8,200
Fannie Mae S.F. 30 yr TBA
5.00% 5/1/37	2,575,000	2,487,291
5.50% 5/1/37	4,200,000	4,152,751
6.00% 5/1/37	2,585,000	2,604,389
6.50% 5/1/37	465,000	474,736
7.00% 5/1/37	225,000	232,313
Freddie Mac ARM 5.748% 4/1/34	12,215	12,440
Freddie Mac Relocation 30 yr 5.00% 9/1/33	65,164	63,747
Freddie Mac S.F. 15 yr 4.00% 2/1/14	13,442	13,057
Freddie Mac S.F. 30 yr
5.00% 3/1/34	50,934	49,317
5.00% 2/1/36	24,631	23,827
5.50% 11/1/33	43,908	43,534
7.00% 11/1/33	4,496	4,678
Freddie Mac S.F. 30 yr TBA 6.00% 5/1/37	260,000	262,194
GNMA S.F. 30 yr TBA
5.50% 5/1/37	285,000	283,397
6.00% 5/1/37	285,000	288,830
GNMA I S.F. 30 yr
7.00% 12/15/34	135,511	143,236
7.50% 1/15/32	9,370	9,818
Total Agency Mortgage-Backed Securities (cost $15,939,077)		15,978,093

Agency Obligations – 0.55%
Fannie Mae
3.375% 12/15/08	140,000	136,748
^5.689% 10/9/19	210,000	106,533
Federal Home Loan Bank 4.25% 9/14/07	135,000	134,553
Total Agency Obligations (cost $373,757)		377,834

Commercial Mortgage-Backed Securities – 6.36%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	220,000	227,863
Series 2006-4 A4 5.634% 7/10/46	20,000	20,351
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49	220,000	220,409
tCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	23,585	24,397
Series 2006-C7 A2 5.69% 6/10/46	85,000	86,363
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	45,000	45,663
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	25,000	24,861
Series 2006-1A B 5.362% 11/15/36	75,000	75,086
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	350,055	350,841
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	120,000	120,836
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	50,140	50,439
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	40,000	41,567
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	125,000	130,372
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	75,000	74,035
•#Series 2006-RR2 A1 144A 5.812% 6/23/46	105,000	106,784
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56	170,000	171,598
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39	175,000	175,766
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	100,000	100,658
Series 2003-C1 A2 4.985% 1/12/37	254,000	251,121
•Series 2006-LDP7 AJ 6.066% 4/15/45	115,000	118,631
•#Series 2006-RR1A A1 144A 5.609% 10/18/52	80,000	79,713
Series 2007-CB18 A4 5.44% 6/12/47	315,000	315,500
Lehman Brothers-UBS Commercial Mortgage Trust Series 2001-C2 A1 6.27% 6/15/20	40,181	40,428

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal Amount	Value
	(U.S.$)	(U.S.$)
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers-UBS Commercial Mortgage Trust (continued)
Series 2002-C1 A4 6.462% 3/15/31	$60,000	$63,053
Series 2003-C8 A2 4.207% 11/15/27	235,000	230,931
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.843% 5/12/39	135,000	138,273
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	346,306	338,388
Series 2007-5 A4 5.378% 8/12/48	195,000	194,256
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	225,000	226,063
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	30,223
Series 2006-1 C 5.707% 2/15/36	40,000	40,362
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	65,000	64,630
Series 2006-C28 A2 5.50% 10/15/48	160,000	161,498
Total Commercial Mortgage-Backed Securities (cost $4,327,361)		4,340,959

Corporate Bonds – 30.60%
Banking – 5.78%
•BAC Capital Trust XIV 5.63% 12/31/49	130,000	130,643
•#Barclays Bank 144A 7.375% 6/29/49	85,000	92,491
Citigroup 6.125% 8/25/36	100,000	103,465
First Union Institutional Capital II 7.85% 1/1/27	160,000	166,454
HSBC Holdings 6.50% 5/2/36	100,000	107,482
JPMorgan Chase Capital XVIII 6.95% 8/17/36	115,000	123,482
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	50,000	55,306
•MUFG Capital Finance 1 6.346% 7/29/49	100,000	102,311
Popular North America
4.25% 4/1/08	205,000	202,197
•5.75% 4/6/09	100,000	100,530
Popular North America Capital Trust I 6.564% 9/15/34	55,000	53,134
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	105,000	102,444
•RBS Capital Trust I 4.709% 12/29/49	285,000	273,119
Regions Financial 7.00% 3/1/11	5,000	5,325
•#Resona Bank 144A 5.85% 9/29/49	200,000	199,375
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	315,000	333,495
•#Shinsei Finance II 144A 7.16% 7/29/49	200,000	204,625
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	460,000	454,518
•SunTrust Bank 5.429% 4/2/08	15,000	15,019
SunTrust Capital II 7.90% 6/15/27	130,000	135,221
•SunTrust Preferred Capital I 5.853% 12/31/49	215,000	218,736
•UBS Preferred Funding Trust V 6.243% 5/29/49	195,000	201,900
•Vneshtorgbank 6.15% 12/7/09	100,000	100,190
#•Vneshtorgbank 144A 5.96% 8/1/08	100,000	100,225
#Wachovia Capital Trust I 144A 7.64% 1/15/27	155,000	161,043
•Wachovia Capital Trust III 5.80% 8/29/49	70,000	71,104
•#Woori Bank 144A 6.208% 5/2/37	135,000	134,996
		3,948,830
Basic Industry – 0.83%
Alcoa
5.55% 2/1/17	40,000	40,100
5.90% 2/1/27	45,000	44,865
5.95% 2/1/37	115,000	114,588
Lubrizol 4.625% 10/1/09	70,000	69,063
#Stora Enso 144A 7.25% 4/15/36	100,000	102,965
Vale Overseas
6.25% 1/23/17	90,000	92,520
6.875% 11/21/36	95,000	101,241
		565,342
Brokerage – 1.36%
•Ameriprise Financial 7.518% 6/1/66	285,000	309,831
AMVESCAP
4.50% 12/15/09	150,000	147,500
5.625% 4/17/12	125,000	125,869
Goldman Sachs Group 6.345% 2/15/34	60,000	60,847
Merrill Lynch 6.22% 9/15/26	100,000	102,115
Nuveen Investments 5.00% 9/15/10	185,000	183,551
		929,713
Capital Goods – 0.81%
Caterpillar 6.05% 8/15/36	80,000	82,506
General Electric 5.00% 2/1/13	265,000	263,406
•Masco 5.655% 3/12/10	105,000	105,274
#Siemens Finance 144A 6.125% 8/17/26	100,000	102,340
		553,526
Communications – 4.11%
AT&T
7.30% 11/15/11	160,000	174,009
8.00% 11/15/31	45,000	56,556
BellSouth 4.20% 9/15/09	55,000	53,920
British Telecommunications 9.125% 12/15/30	90,000	125,857

	Principal Amount	Value
	(U.S.$)	(U.S.$)
Corporate Bonds (continued)
Communications (continued)
Comcast
•5.656% 7/14/09	$65,000	$65,133
6.45% 3/15/37	55,000	55,808
6.50% 11/15/35	55,000	56,160
Cox Communications 4.625% 1/15/10	130,000	128,288
Embarq 6.738% 6/1/13	80,000	83,249
Sprint Capital
7.625% 1/30/11	150,000	161,095
8.75% 3/15/32	75,000	88,757
Telecom Italia Capital
•5.969% 7/18/11	185,000	186,608
7.20% 7/18/36	125,000	134,147
Telefonica Emisiones
•5.65% 6/19/09	90,000	90,372
5.984% 6/20/11	75,000	77,096
6.421% 6/20/16	75,000	78,665
7.045% 6/20/36	75,000	80,728
Telefonos de Mexico 4.50% 11/19/08	220,000	218,648
THOMSON 5.75% 2/1/08	100,000	100,385
Time Warner 5.50% 11/15/11	75,000	75,683
#Time Warner Cable 144A
5.85% 5/1/17	100,000	100,790
6.55% 5/1/37	105,000	106,539
Time Warner Entertainment 8.375% 3/15/23	25,000	29,847
Verizon Communications 6.25% 4/1/37	240,000	241,313
Viacom
5.75% 4/30/11	105,000	106,525
6.875% 4/30/36	65,000	66,036
Vodafone Group 6.15% 2/27/37	65,000	64,301
		2,806,515
Consumer Cyclical – 1.82%
Centex 4.875% 8/15/08	140,000	138,523
Costco Wholesale 5.50% 3/15/17	185,000	187,009
CVS/Caremark 3.875% 11/1/07	15,000	14,885
•DaimlerChrysler Holdings
5.81% 8/3/09	175,000	175,970
5.89% 10/31/08	15,000	15,082
DR Horton 5.25% 2/15/15	10,000	9,226
Federated Retail Holdings 5.35% 3/15/12	90,000	90,050
Fortune Brands 5.125% 1/15/11	105,000	104,112
Home Depot
5.40% 3/1/16	40,000	39,241
5.875% 12/16/36	65,000	63,219
Kohl’s 6.30% 3/1/11	35,000	36,385
May Department Stores 3.95% 7/15/07	140,000	139,490
Penney (J.C.)
6.375% 10/15/36	50,000	50,001
8.00% 3/1/10	60,000	64,253
Procter & Gamble 6.875% 9/15/09	60,000	62,555
Tandy 6.95% 9/1/07	20,000	20,050
Target 5.875% 3/1/12	30,000	31,019
		1,241,070
Consumer Non-Cyclical – 1.11%
Altria Group 7.65% 7/1/08	125,000	128,233
AmerisourceBergen 5.875% 9/15/15	115,000	114,586
Boston Scientific 6.40% 6/15/16	110,000	109,952
Kroger 6.375% 3/1/08	75,000	75,575
Medco Health Solutions 7.25% 8/15/13	50,000	54,177
Medtronic 4.75% 9/15/15	70,000	67,307
UST 6.625% 7/15/12	10,000	10,597
Wyeth
5.50% 2/1/14	90,000	91,139
5.95% 4/1/37	105,000	105,358
		756,924
Electric – 3.87%
•Alabama Power Capital Trust IV 4.75% 10/1/42	140,000	139,721
American Electric Power 4.706% 8/16/07	225,000	224,512
Commonwealth Edison 5.95% 8/15/16	255,000	254,522
Consumers Energy 6.00% 2/15/14	185,000	190,529
Dominion Resources 5.687% 5/15/08	55,000	55,144
Duke Capital 5.668% 8/15/14	145,000	144,279
FPL Group Capital 5.625% 9/1/11	115,000	117,171
Georgia Power 4.875% 7/15/07	25,000	24,971
•Georgia Power Capital Trust VI 4.875% 11/1/42	85,000	84,787
Midamerican Energy Holdings 6.125% 4/1/36	80,000	81,593
•Nisource Finance 5.93% 11/23/09	80,000	80,144
Oncor Electric Delivery 7.00% 9/1/22	20,000	21,651
Pacific Gas & Electric 5.80% 3/1/37	125,000	125,715
Pepco Holdings
5.50% 8/15/07	100,000	99,975
•5.985% 6/1/10	140,000	140,135
#Power Contract Financing 144A 6.256% 2/1/10	45,719	46,159
•Progress Energy 5.806% 1/15/10	75,000	75,352
PSEG Funding Trust I 5.381% 11/16/07	175,000	174,820
PSEG Power 5.50% 12/1/15	90,000	89,178
Southwestern Public Service 6.00% 10/1/36	120,000	119,680
#TAQA 144A
5.875% 10/27/16	100,000	101,231
6.50% 10/27/36	215,000	219,011
Xcel Energy 6.50% 7/1/36	35,000	36,948
		2,647,228
Energy – 1.33%
Anadarko Petroleum 6.45% 9/15/36	60,000	60,349

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal Amount	Value
	(U.S.$)	(U.S.$)
Corporate Bonds (continued)
Energy (continued)
Apache
5.25% 4/15/13	$85,000	$85,234
6.00% 1/15/37	175,000	176,810
Canadian Natural Resources 5.70% 5/15/17	150,000	150,736
#Canadian Oil Sands 144A 4.80% 8/10/09	15,000	14,816
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	105,000	106,265
#TNK-BP Finance 144A 6.625% 3/20/17	200,000	199,500
Weatherford International
4.95% 10/15/13	40,000	38,632
5.50% 2/15/16	75,000	73,790
		906,132
Finance Companies – 1.94%
•American Express 6.80% 9/1/66	70,000	74,903
American General Finance 4.875% 7/15/12	165,000	162,577
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	125,000	131,213
National Rural Utilities Cooperative Finance 5.45% 4/10/17	55,000	55,228
Residential Capital
•5.84% 6/9/08	125,000	124,161
6.00% 2/22/11	100,000	98,942
6.125% 11/21/08	130,000	129,960
6.375% 6/30/10	102,000	102,345
6.50% 4/17/13	120,000	120,083
•6.66% 11/21/08	50,000	50,127
6.875% 6/30/15	275,000	278,901
		1,328,440
Insurance – 3.51%
#Farmers Exchange Capital 144A 7.05% 7/15/28	100,000	103,507
#Farmers Insurance Exchange 144A 6.00% 8/1/14	35,000	34,807
Hartford Financial Services Group 5.663% 11/16/08	30,000	30,147
Marsh & McLennan
5.15% 9/15/10	255,000	252,853
•5.495% 7/13/07	10,000	10,002
MetLife
5.00% 6/15/15	140,000	136,732
6.40% 12/15/36	200,000	200,273
Montpelier Re Holdings 6.125% 8/15/13	170,000	168,188
#Mutual of Omaha Insurance 144A 6.80% 6/15/36	100,000	108,676
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	40,000	47,963
#Nippon Life Insurance 144A 4.875% 8/9/10	60,000	59,167
t•#North Front Pass Through Trust 144A 5.81% 12/15/24	250,000	247,787
PMI Group 5.568% 11/15/08	125,000	125,106
Safeco Capital Trust I 8.072% 7/15/37	170,000	177,276
•#Security Capital Assurance 144A 6.88% 6/30/49	65,000	66,401
St. Paul Travelers 5.01% 8/16/07	65,000	64,919
t•#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	100,000	100,330
WellPoint
4.25% 12/15/09	40,000	39,219
5.85% 1/15/36	85,000	82,408
Willis North America 5.125% 7/15/10	60,000	58,984
•XL Capital 6.50% 12/31/49	285,000	281,810
		2,396,555
Natural Gas – 1.84%
Atmos Energy 4.00% 10/15/09	95,000	92,250
Enterprise Products Operating 4.625% 10/15/09	55,000	54,344
Kaneb Pipe Line Operating Partnership 5.875% 6/1/13	25,000	25,388
Oneok 5.51% 2/16/08	230,000	230,413
Oneok Partners 5.90% 4/1/12	140,000	144,064
•Sempra Energy 5.83% 5/21/08	195,000	195,067
Southern Union 6.15% 8/16/08	245,000	247,156
Valero Logistics Operations 6.05% 3/15/13	260,000	265,826
		1,254,508
Real Estate – 0.77%
Developers Diversified Realty
4.625% 8/1/10	50,000	49,112
5.00% 5/3/10	70,000	69,569
5.375% 10/15/12	25,000	25,028
HRPT Properties Trust 5.75% 2/15/14	80,000	80,667
•#USB Realty 144A 6.091% 12/22/49	300,000	303,329
		527,705
Transportation – 1.52%
American Airlines 3.857% 7/9/10	149,305	144,169
Continental Airlines
5.983% 4/19/22	70,000	69,650
6.503% 6/15/11	275,000	282,906
#Erac USA Finance 144A
5.30% 11/15/08	150,000	149,508
7.35% 6/15/08	265,000	269,362
United Airlines 6.071% 3/1/13	120,474	121,296
		1,036,891
Total Corporate Bonds (cost $20,782,984)		20,899,379

Foreign Agencies – 0.35%
Pemex Project Funding Master Trust
6.125% 8/15/08	195,000	197,048
6.625% 6/15/35	40,000	42,450
Total Foreign Agencies (cost $236,014)		239,498

	Principal Amount	Value
	(U.S.$ )	(U.S.$ )
Foreign Local Governments – 0.08%
Hydro Quebec 6.30% 5/11/11	$55,000	$57,757
Total Foreign Local Governments (cost $56,608)		57,757

Municipal Bonds – 1.05%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	30,000	32,237
Bear Creek Local Improvement District #1 5.50% 5/25/47	415,000	414,747
§California State 5.00% 2/1/33-14	5,000	5,396
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	15,876
Illinois State Taxable Pension 5.10% 6/1/33	90,000	86,472
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	65,000	68,876
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	5,000	5,414
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	26,771
Oregon State Taxable Pension 5.892% 6/1/27	30,000	31,560
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	30,113

Total Municipal Bonds (cost $711,191)		717,462

Non-Agency Asset-Backed Securities – 5.39%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	100,000	100,000
Countrywide Asset-Backed Certificates
•Series 2006-3 2A2 5.50% 6/25/36	190,000	190,092
•Series 2006-4 2A2 5.50% 7/25/36	365,000	365,185
•Series 2006-11 1AF3 6.05% 9/25/46	250,000	252,083
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,754
•Series 2006-15 A3 5.689% 10/25/46	80,000	79,983
Series 2006-S2 A2 5.627% 7/25/27	120,000	119,344
Series 2006-S3 A2 6.085% 6/25/21	160,000	161,484
•Series 2006-S6 A2 5.519% 3/25/34	155,000	154,824
•Series 2006-S7 A3 5.712% 11/25/35	300,000	298,667
•Series 2006-S9 A3 5.728% 8/25/36	140,000	139,181
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	180,000	179,883
Series 2007-CB1 AF2 5.721% 1/25/37	105,000	105,265
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	215,000	219,046
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	70,000	70,049
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	23,870	23,128
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	5,528	5,506
Series 2006-AR1 A2C 5.48% 3/25/37	125,000	124,894
Mid-State Trust
Series 11 A1 4.864% 7/15/38	15,236	14,555
Series 2004-1 A 6.005% 8/15/37	12,903	13,155
Series 2005-1 A 5.745% 1/15/40	19,378	19,348
#Series 2006-1 A 144A 5.787% 10/15/40	92,088	91,944
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	50,000	50,068
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	70,000	69,713
Series 2005-4 A3 5.565% 2/25/36	25,000	24,924
Series 2006-1 AF3 5.608% 5/25/36	105,000	104,813
Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	131,169	127,364
Residential Funding Mortgage Securities II
Series 2005-HI3 A2 5.09% 9/25/35	50,000	49,631
•Series 2006-HSA1 A2 5.19% 2/25/36	100,000	99,121
#Sierra Receivables Funding 144A
Series 2003-1A A 3.09% 1/15/14	8,515	8,466

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Non-Agency Asset-Backed Securities (continued)
#Sierra Receivables Funding 144A (continued)
Series 2003-2A A1 3.03% 12/15/15	$91,139	$88,634
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	32,820	29,604
Series 2004-16XS A2 4.91% 8/25/34	15,430	15,367
•Series 2005-NC1 A7 5.55% 2/25/35	1,858	1,858
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	155,000	155,983
Total Non-Agency Asset-Backed Securities (cost $3,680,373)		3,683,916

Non-Agency Collateralized Mortgage Obligations – 17.48%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	125,000	123,024
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	43,014	43,141
Series 2004-2 1A1 6.00% 3/25/34	23,670	23,740
Series 2004-10 1CB1 6.00% 11/25/34	6,586	6,645
Series 2004-11 1CB1 6.00% 12/25/34	34,381	34,676
Series 2005-3 2A1 5.50% 2/25/20	191,714	192,536
Series 2005-3 2A1 5.50% 4/25/20	32,622	32,540
Series 2005-5 2CB1 6.00% 6/25/35	38,632	38,735
Series 2005-6 7A1 5.50% 7/25/20	22,320	22,251
Series 2005-9 5A1 5.50% 10/25/20	16,305	16,244
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.853% 5/25/33	267	269
•Series 2004-L 4A1 5.163% 1/25/35	77,656	76,978
Series 2005-9 2A1 4.75% 10/25/20	61,342	60,474
•Bear Stearns Alternative-A Trust
Series 2006-3 33A1 6.171% 5/25/36	147,450	149,552
Series 2006-3 34A1 6.161% 5/25/36	122,616	124,321
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	78,171	77,983
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	133,614	132,630
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	63,955	64,105
•Series 2004-J7 1A2 4.673% 8/25/34	26,073	25,806
Series 2004-J8 1A1 7.00% 9/25/34	67,085	68,804
Series 2005-57CB 4A3 5.50% 12/25/35	49,653	49,663
•Series 2005-63 3A1 5.893% 11/25/35	71,097	71,458
Series 2006-2CB A3 5.50% 3/25/36	89,371	89,147
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 4.558% 8/25/34	135,766	135,575
Series 2005-23 A1 5.50% 11/25/35	168,110	164,906
Series 2005-29 A1 5.75% 12/25/35	217,929	217,075
#Series 2005-R2 2A4 144A 8.50% 6/25/35	141,944	155,790
Series 2006-1 A2 6.00% 3/25/36	91,537	91,495
Series 2006-1 A3 6.00% 3/25/36	37,447	37,231
•Series 2006-HYB3 3A1A 6.10% 5/20/36	145,425	147,638
•Series 2006-HYB4 1A2 5.683% 6/20/36	121,015	122,090
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	13,074	13,397
Series 2004-1 3A1 7.00% 2/25/34	3,337	3,419
Deutsche Alternative-A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	227,667	223,786
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	10,321	10,946
•Series 2004-AR5 4A1 5.708% 10/25/34	19,911	19,894
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	50,435	53,550
Series 2005-RP1 1A4 8.50% 1/25/35	33,331	35,684

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
#GSMPS Mortgage Loan Trust 144A (continued)
Series 2006-RP1 1A2 7.50% 1/25/36	$152,404	$158,244
Series 2006-RP1 1A3 8.00% 1/25/36	55,749	58,345
GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	47,576	47,301
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.859% 12/25/35	51,319	51,683
Series 2006-AR2 1A1A 5.54% 4/25/46	158,076	158,272
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35	169,582	166,585
Series 2005-A4 1A1 5.405% 7/25/35	194,827	194,171
Series 2005-A6 1A2 5.144% 9/25/35	75,000	75,768
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	67,888	67,929
Series 2006-1 3A3 5.50% 2/25/36	147,381	147,289
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.875% 12/25/33	14,322	14,562
Series 2005-1 B1 5.414% 3/25/35	163,235	162,637
Series 2005-6 7A1 5.358% 6/25/35	119,319	118,842
Series 2006-2 4A1 4.991% 2/25/36	430,368	427,495
MASTR Alternative Loans Trust
Series 2003-9 1A1 5.50% 12/25/18	32,314	32,213
Series 2005-3 7A1 6.00% 4/25/35	30,136	30,328
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	14,732	15,603
Series 2005-2 1A4 8.00% 5/25/35	24,739	26,340
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	71,036	72,223
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	310,000	306,114
•Series 2006-AF1 1A2 6.159% 5/25/36	225,000	228,017
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	14,053	14,156
Residential Accredit Loans
Series 2005-QR1 A 6.00% 10/25/34	177,188	177,825
Series 2005-QS14 2A1 6.00% 9/25/35	337,306	337,990
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	9,507	9,648
Series 2004-SL4 A3 6.50% 7/25/32	23,977	24,432
Series 2005-SL1 A2 6.00% 5/25/32	23,977	24,266
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.048% 9/25/36	157,997	159,846
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	35,532	35,448
Series 2005-22 4A2 5.377% 12/25/35	32,006	31,780
Series 2006-5 5A4 5.572% 6/25/36	75,162	75,000
Structured Asset Securities
•Series 2002-22H 1A 6.953% 11/25/32	7,557	7,745
Series 2004-5H A2 4.43% 12/25/33	23,682	23,402
Series 2004-12H 1A 6.00% 5/25/34	39,121	39,224
•Series 2005-6 B2 5.344% 5/25/35	97,399	92,516
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	121,068	121,219
Series 2006-2 2CB 6.50% 3/25/36	106,473	108,187
Series 2006-5 2CB3 6.00% 7/25/36	158,114	160,087
•Series 2006-AR5 3A 5.954% 7/25/46	113,110	113,198
tWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	122,976	121,731
•Series 2004-AR4 A2 2.98% 6/25/34	20,533	20,491
Series 2004-CB3 1A 6.00% 10/25/34	6,536	6,554
Series 2004-CB3 4A 6.00% 10/25/19	43,926	44,456
•Series 2006-AR7 1A 5.994% 7/25/46	85,096	85,003
•Series 2006-AR8 1A5 5.909% 8/25/46	64,575	65,288

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Non-Agency Collateralized Mortgage Obligations (continued)
tWashington Mutual Mortgage Pass Through Certificates (continued)
•Series 2006-AR8 2A3 6.15% 8/25/36	$19,635	$19,917
•Series 2006-AR10 1A1 5.956% 9/25/36	169,923	171,999
•Series 2006-AR14 1A4 5.656% 11/25/36	52,708	53,012
•Series 2007-HY3 4A1 5.357% 3/25/37	459,527	457,844
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-18 1A1 5.50% 1/25/36	434,537	425,710
•Series 2004-T A1 4.588% 9/25/34	32,222	32,474
Series 2005-12 1A7 5.50% 11/25/35	115,294	112,484
Series 2005-14 2A1 5.50% 12/25/35	259,963	255,008
Series 2005-17 1A1 5.50% 1/25/36	186,266	182,483
Series 2005-17 1A2 5.50% 1/25/36	93,133	90,863
Series 2006-1 A3 5.00% 3/25/21	213,236	208,905
Series 2006-2 3A1 5.75% 3/25/36	189,982	189,275
Series 2006-4 1A8 5.75% 4/25/36	107,548	108,884
Series 2006-4 2A3 5.75% 4/25/36	92,575	91,740
Series 2006-7 2A1 6.00% 6/25/36	184,705	184,561
•Series 2006-AR4 1A1 5.864% 4/25/36	166,004	167,393
•Series 2006-AR4 2A1 5.779% 4/25/36	355,994	358,182
•Series 2006-AR5 2A1 5.533% 4/25/36	191,163	191,872
•Series 2006-AR6 7A1 5.111% 3/25/36	407,892	403,316
•Series 2006-AR10 5A1 5.60% 7/25/36	151,421	151,580
•Series 2006-AR11 A7 5.526% 8/25/36	175,115	175,017
•Series 2006-AR12 1A2 6.03% 9/25/36	91,328	92,427
•Series 2006-AR19 A1 5.67% 12/25/36	57,117	57,264
Total Non-Agency Collateralized Mortgage Obligations (cost $11,843,552)		11,938,899
U.S. Treasury Obligations – 9.78%
^U.S. Treasury Bonds 4.50% 2/15/36	1,070,000	1,014,995
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	399,797	379,682
2.375% 1/15/27	131,160	132,169
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	385,399	382,253
2.375% 4/15/11	317,772	322,241
2.375% 1/15/17	665,887	676,474
2.50% 7/15/16	161,197	165,567
3.00% 7/15/12	458,302	481,021
3.625% 1/15/08	125,940	127,583
U.S. Treasury Notes
4.50% 3/31/09	505,000	504,014
4.50% 3/31/12	2,120,000	2,118,924
4.625% 2/15/17	265,000	264,959
^U.S. Treasury Strip 4.589% 11/15/13	150,000	111,699
Total U.S. Treasury Obligations (cost $6,659,562)		6,681,581
^Federal Agency (Discount Notes) – 20.53%
Fannie Mae 5.17% 5/1/07	2,000,000	2,000,000
Federal Home Loan Bank
5.077% 5/1/07	4,630,000	4,630,000
5.127% 5/11/07	5,000,000	4,992,889
5.165% 5/16/07	2,000,000	1,995,708
Freddie Mac 5.176% 5/1/07	399,000	399,000
Total Federal Agency (Discount Notes) (cost $14,017,597)		14,017,597
Total Value of Securities – 118.19% (cost $80,402,862)		80,716,990
Liabilities Net of Receivables and Other Assets – (18.19%)		(12,422,681)
Net Assets Applicable to 7,618,107 Shares Outstanding; Equivalent to $8.96 per Share – 100.00%
		$68,294,309
Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$67,192,472
Undistributed net investment income		851,842
Accumulated net realized loss on investments		(76,957)
Net unrealized appreciation of investments		326,952
Total net assets		$68,294,309

  t     Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

  ^      Zero coupon security. The rate shown is the yield at the time of purchase.

  •      Variable rate security. The rate shown is the rate as of April 30, 2007.

  ^   Fully or partially pledged as collateral for financial futures contracts.

  §      Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

  #      Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $6,453,928, which represented 9.45% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MASTR – Mortgage Asset Securitization Transactions

MBIA – Insured by the Municipal Bond Insurance Association

S.F. – Single Family

TBA – To be announced

yr – Year

Futures Contracts(1)

The following futures contracts were outstanding at April 30, 2007:

	Notional
Contracts to	Cost	Notional	Expiration	Unrealized
Buy (Sell)	(Proceeds)	Value	Date	Appreciation
20 U.S. Treasury 5 year Notes	$2,110,089	$2,116,563	6/30/07	$6,474
10 U.S. Treasury 10 year Notes	1,078,117	1,083,281	6/30/07	5,164
(3) U.S. Treasury Long Bond	(336,436)	(335,250)	6/30/07	1,186
				$12,824

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

(1) See Note 9 in “Notes to financial statements.”

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The High-Yield Bond Portfolio

April 30, 2007 (Unaudited)

	Principal Amount (U.S.$)	Value (U.S.$)
Corporate Bonds – 93.99%
Basic Industry – 12.18%
AK Steel 7.875% 2/15/09	$20,000	$20,100
Bowater
9.00% 8/1/09	200,000	211,250
9.50% 10/15/12	195,000	201,338
Donohue Forest Products 7.625% 5/15/07	25,000	25,000
Freeport McMoRan Copper & Gold 8.25% 4/1/15	125,000	135,469
Georgia-Pacific 8.875% 5/15/31	245,000	262,149
#Hexion US Finance 144A 9.75% 11/15/14	165,000	179,025
Lyondell Chemical
8.00% 9/15/14	205,000	215,763
8.25% 9/15/16	150,000	161,250
#MacDermid 144A 9.50% 4/15/17	225,000	234,563
#Momentive Performance Materials 144A 9.75% 12/1/14	210,000	223,125
#Nell AF Sarl 144A 8.375% 8/15/15	200,000	209,000
Norske Skog Canada 8.625% 6/15/11	250,000	254,687
‡#Port Townsend Paper 144A 11.00% 4/15/11	40,000	35,000
Potlatch 13.00% 12/1/09	50,000	57,351
#Sappi Papier Holding 144A 7.50% 6/15/32	155,000	147,299
‡Solutia 6.72% 10/15/37	45,000	48,600
#Steel Dynamics 144A 6.75% 4/1/15	50,000	50,375
Tembec Industries
7.75% 3/15/12	125,000	70,469
8.50% 2/1/11	165,000	94,256
#Tube City IMS 144A 9.75% 2/1/15	30,000	31,800
Witco 6.875% 2/1/26	25,000	21,875
		2,889,744
Brokerage – 2.13%
E Trade Financial 8.00% 6/15/11	145,000	153,156
LaBranche
9.50% 5/15/09	100,000	105,250
11.00% 5/15/12	225,000	246,375
		504,781
Capital Goods – 6.60%
Ahern Rentals 9.25% 8/15/13	25,000	26,187
Armor Holdings 8.25% 8/15/13	35,000	36,925
Baldor Electric 8.625% 2/15/17	210,000	225,225
Berry Plastics Holding 8.875% 9/15/14	175,000	181,125
#Clarke American 144A 9.50% 5/15/15	75,000	75,844
CPG International I 10.50% 7/1/13	125,000	131,875
Graham Packaging 9.875% 10/15/14	180,000	187,200
#Hawker Beechcraft Acquisition 144A 9.75% 4/1/17	90,000	96,750
Interface 10.375% 2/1/10	195,000	216,450
Intertape Polymer 8.50% 8/1/14	45,000	40,664
Mueller Group 10.00% 5/1/12	33,000	35,805
RBS Global & Rexnord 11.75% 8/1/16	120,000	133,800
#Smurfit-Stone Container Enterprises 144A 8.00% 3/15/17	105,000	105,000
Trimas 9.875% 6/15/12	70,000	72,975
		1,565,825
Consumer Cyclical – 13.22%
Accuride 8.50% 2/1/15	155,000	160,813
Carrols 9.00% 1/15/13	205,000	213,200
Denny’s 10.00% 10/1/12	180,000	193,050
Ford Motor 4.25% 12/15/36	15,000	16,950
Ford Motor Credit
7.375% 10/28/09	35,000	35,047
9.875% 8/10/11	230,000	245,130
General Motors 8.375% 7/15/33	260,000	236,275
Global Cash Access 8.75% 3/15/12	244,000	256,809
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	195,000	211,575
#KAR Holdings 144A 10.00% 5/1/15	135,000	140,569
Lear 8.75% 12/1/16	205,000	200,644
#Michaels Stores 144A 11.375% 11/1/16	115,000	127,075
Neiman Marcus Group PIK 9.00% 10/15/15	175,000	193,813
NPC International 9.50% 5/1/14	130,000	137,150
O’Charleys 9.00% 11/1/13	170,000	181,900
Rite Aid 9.25% 6/1/13	180,000	184,050
#TRW Automotive 144A
7.00% 3/15/14	75,000	74,625
7.25% 3/15/17	140,000	139,650
#USI Holdings 144A 9.75% 5/15/15	60,000	61,500
#Vitro 144A 9.125% 2/1/17	120,000	126,300
		3,136,125
Consumer Non-Cyclical – 4.57%
Chiquita Brands International 8.875% 12/1/15	90,000	86,850
Constellation Brands 8.125% 1/15/12	125,000	130,313
DEL Laboratories 8.00% 2/1/12	100,000	94,250
Ingles Markets 8.875% 12/1/11	40,000	41,900
National Beef Packing 10.50% 8/1/11	150,000	158,624
Pilgrim’s Pride
8.375% 5/1/17	225,000	228,937
9.625% 9/15/11	50,000	52,375
#Pinnacle Foods Finance 144A
9.25% 4/1/15	35,000	35,175
10.625% 4/1/17	85,000	85,638
Swift 12.50% 1/1/10	150,000	156,750
True Temper Sports 8.375% 9/15/11	15,000	13,613
		1,084,425
Energy – 11.50%
Bluewater Finance 10.25% 2/15/12	20,000	20,950
Chesapeake Energy 6.625% 1/15/16	210,000	214,200
Compton Petroleum Finance 7.625% 12/1/13	150,000	149,625
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	21,400
El Paso Production Holding 7.75% 6/1/13	25,000	26,445
#Energy Partners 144A 9.75% 4/15/14	140,000	143,150
Geophysique-Veritas
7.50% 5/15/15	15,000	15,825
7.75% 5/15/17	65,000	69,063

	Principal Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Energy (continued)
#Hilcorp Energy I 144A
7.75% 11/1/15	$210,000	$212,100
9.00% 6/1/16	25,000	26,875
Inergy Finance
6.875% 12/15/14	5,000	4,963
8.25% 3/1/16	210,000	223,650
Mariner Energy 8.00% 5/15/17	35,000	35,394
Massey Energy 6.625% 11/15/10	230,000	233,737
#OPTI Canada 144A 8.25% 12/15/14	150,000	159,375
PetroHawk Energy 9.125% 7/15/13	200,000	215,250
#Petroplus Finance 144A 7.00% 5/1/17	75,000	76,031
Plains Exploration & Production 7.00% 3/15/17	70,000	70,438
#Regency Energy Partners 144A 8.375% 12/15/13	205,000	212,175
•Secunda International 13.356% 9/1/12	75,000	78,000
#Seitel 144A 9.75% 2/15/14	295,000	301,637
#Stallion Oilfield Services 144A 9.75% 2/1/15	180,000	189,900
Whiting Petroleum 7.25% 5/1/13	30,000	29,550
		2,729,733
Media – 8.56%
CCH I Holdings 13.50% 1/15/14	230,000	235,175
Charter Communications Holdings 13.50% 1/15/11	90,000	94,500
Dex Media West 9.875% 8/15/13	35,000	38,281
#Idearc 144A 8.00% 11/15/16	110,000	115,225
Insight Communications 12.25% 2/15/11	25,000	26,188
Insight Midwest 9.75% 10/1/09	265,000	269,969
Mediacom Capital 9.50% 1/15/13	400,000	414,000
#Quebecor World 144A 9.75% 1/15/15	130,000	137,800
RH Donnelley 8.875% 1/15/16	40,000	43,600
Time Warner Telecom Holdings 9.25% 2/15/14	225,000	243,000
#Univision Communications PIK 144A 9.75% 3/15/15	175,000	176,531
Vertis 10.875% 6/15/09	195,000	194,269
WMG Acquisition 7.375% 4/15/14	45,000	43,425
		2,031,963
Real Estate – 2.16%
American Real Estate Partners 8.125% 6/1/12	125,000	128,125
BF Saul REIT 7.50% 3/1/14	230,000	234,600
#Realogy 144A 12.375% 4/15/15	140,000	140,350
Rouse 7.20% 9/15/12	10,000	10,492
		513,567
Services Cyclical – 11.65%
#Aramark 144A 8.50% 2/1/15	225,000	236,531
Corrections Corporation of America 7.50% 5/1/11	115,000	119,888
FTI Consulting 7.625% 6/15/13	275,000	285,312
Gaylord Entertainment 8.00% 11/15/13	140,000	146,300
Harrah’s Operating 6.50% 6/1/16	285,000	254,782
Hertz 8.875% 1/1/14	185,000	200,263
RH-Lines Finance Holdings 11.00% 4/1/13	55,000	52,113
Horizon Lines 9.00% 11/1/12	100,000	105,750
Isle of Capri Casinos 9.00% 3/15/12	115,000	120,606
Kansas City Southern de Mexico 12.50% 6/15/12	25,000	26,825
Kansas City Southern Railway 9.50% 10/1/08	25,000	26,281
Majestic Star Casino 9.50% 10/15/10	330,000	348,974
Mandalay Resort Group
9.375% 2/15/10	217,000	235,174
9.50% 8/1/08	30,000	31,463
#Mobile Services Group 144A 9.75% 8/1/14	25,000	27,250
OMI 7.625% 12/1/13	40,000	41,000
#Penhall International 144A 12.00% 8/1/14	75,000	82,500
#Pokagon Gaming Authority 144A 10.375% 6/15/14	185,000	208,125
#Rental Service 144A 9.50% 12/1/14	50,000	53,375
Seabulk International 9.50% 8/15/13	5,000	5,438
Station Casinos 6.625% 3/15/18	75,000	69,000
RTown Sports International 11.00% 2/1/14	25,000	22,625
Wheeling Island Gaming 10.125% 12/15/09	65,000	66,300
		2,765,875
Services Non-Cyclical – 6.40%
#Aleris International 144A 10.00% 12/15/16	175,000	183,531
Allied Waste North America 9.25% 9/1/12	235,000	249,099
Casella Waste Systems 9.75% 2/1/13	225,000	239,063
CRC Health 10.75% 2/1/16	40,000	44,000
Geo Subordinate 11.00% 5/15/12	35,000	35,700
HCA 6.50% 2/15/16	120,000	105,150
#HCA PIK 144A 9.625% 11/15/16	35,000	38,281
#HealthSouth 144A 10.75% 6/15/16	180,000	197,100
US Oncology
9.00% 8/15/12	50,000	53,500
10.75% 8/15/14	25,000	28,063
#US Oncology Holdings PIK 144A 9.797% 3/15/12	35,000	35,613
RVanguard Health Holding 11.25% 10/1/15	230,000	193,200
WCA Waste 9.25% 6/15/14	110,000	117,700
		1,520,000
Technology & Electronics – 2.48%
#Freescale Semiconductor 144A 10.125% 12/15/16	300,000	304,500
MagnaChip Semiconductor 8.00% 12/15/14	250,000	161,250
Solectron Global Finance 8.00% 3/15/16	100,000	101,500
#UGS Capital II PIK 144A 10.348% 6/1/11	20,756	21,171
		588,421

(continues)

Statements of net assets

Delaware Pooled Trust – The High-Yield Bond Portfolio

	Principal Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Telecommunications – 10.13%
‡Allegiance Telecom 11.75% 2/15/08	$10,000	$4,600
American Tower
7.125% 10/15/12	200,000	208,500
7.25% 12/1/11	15,000	15,675
#Broadview Networks Holdings 144A 11.375% 9/1/12	30,000	32,250
•Centennial Communications 11.099% 1/1/13	110,000	116,188
#Cricket Communications 144A 9.375% 11/1/14	200,000	214,500
#Digicel 144A 9.25% 9/1/12	100,000	106,750
#Digicel Group 144A 8.875% 1/15/15	100,000	98,375
#•Hellas Telecommunications Luxembourg II 144A 11.106% 1/15/15	200,000	208,500
Hughes Network Systems 9.50% 4/15/14	290,000	306,674
RInmarsat Finance 10.375% 11/15/12	70,000	66,850
#Level 3 Financing 144A 8.75% 2/15/17	130,000	132,925
Qwest
7.50% 10/1/14	50,000	53,125
7.875% 9/1/11	100,000	107,000
•8.605% 6/15/13	200,000	219,750
Rural Cellular
9.875% 2/1/10	35,000	37,188
•11.11% 11/1/12	245,000	255,412
Triton PCS 8.50% 6/1/13	85,000	89,144
Windstream 8.125% 8/1/13	120,000	130,800
		2,404,206
Utilities – 2.41%
Avista 9.75% 6/1/08	5,000	5,219
‡#Calpine 144A 8.496% 7/15/07	24,438	26,759
Elwood Energy 8.159% 7/5/26	82,598	87,853
Midwest Generation
8.30% 7/2/09	8,428	8,639
8.75% 5/1/34	25,000	27,750
Mirant Americas Generation 8.30% 5/1/11	210,000	223,124
Mirant North America 7.375% 12/31/13	110,000	116,875
Orion Power Holdings 12.00% 5/1/10	65,000	75,400
		571,619
Total Corporate Bonds (cost $22,060,136)		22,306,284

«Senior Secured Loans – 0.85%
Community Health 9.36% 4/10/08	100,000	99,749
Ford Motor 8.36% 11/29/13	34,913	35,131
Porttown 10.85% 9/30/07	46,316	45,853
Talecris Biotherapeutics 13.50% 12/6/14	20,000	20,600
Total Senior Secured Loans (cost $200,817)		201,333

	Number of Shares
Common Stock – 0.59%
†Adelphia	35,000	14,525
†Adelphia Recovery Trust Series ACC-1	34,350	3,229
†Adelphia Recovery Trust Series Arahova	26,097	13,831
@=†pAvado Brands	121	0
†Century Communications	60,000	1,650
†Charter Communications Class A	1,300	3,926
†Foster Wheeler	274	18,859
†Mirant	613	27,505
†Petrojarl ADR	195	2,295
†Petroleum Geo-Services ADR	585	16,111
†Time Warner Cable Class A	1,007	37,079
†USGen	20,000	0
Total Common Stock (cost $92,056)		139,010
Warrant – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	55	0
Total Warrant (cost $4,679)		0

	Principal Amount (U.S.$)
Repurchase Agreements – 4.02%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $504,271, collateralized by $162,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $161,826, $4,800 U.S. Treasury Notes 3.125% due 5/15/07, market value $4,828, $122,400 U.S. Treasury Notes 4.375% due 5/15/07, market value $124,810 and $218,400 U.S. Treasury Notes 4.75% due 11/15/08, market value $223,242)	$504,200	504,200
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $179,225, collateralized by $184,900 U.S. Treasury Notes 3.625% due 7/15/09, market value $183,010)	179,200	179,200
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $271,638, collateralized by $282,500 U.S. Treasury Bills due 9/20/07, market value $277,123)	271,600	271,600
Total Repurchase Agreements (cost $955,000)		955,000
Total Value of Securities – 99.45% (cost $23,312,688)		23,601,627
Receivables and Other Assets Net of Liabilities – 0.55%		129,631
Net Assets Applicable to 2,941,988 Shares Outstanding; Equivalent to $8.07 Per Share – 100.00%		$23,731,258

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)	$27,166,563
Undistributed net investment income	355,094
Accumulated net realized loss on investments	(4,079,338)
Net unrealized appreciation of investments	288,939
Total net assets	$23,731,258

†                   Non-income producing security for the period ended April 30, 2007.

‡                  Non-income producing security. Security is currently in default.

•                   Variable rate security. The rate shown is the rate as of April 30, 2007.

R              Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

p                  Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2007, the aggregate amount of the restricted security equaled $0 or 0.00% of the Portfolio’s net assets. See Note 12 in “Notes to Financial Statements.”

#                  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $6,510,473, which represented 27.43% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

@              Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $0, which represented 0.00% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

=                  Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

«                  Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR – American Depositary Receipts

PIK – Pay-in-Kind

REIT – Real Estate Investment Trust

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

April 30, 2007 (Unaudited)

	Principal Amount°		Value (U.S.$ )
Agency Asset-Backed Securities – 0.11%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.907% 9/26/33	USD	306,963	$305,475

Total Agency Asset-Backed Securities (cost $304,481)			305,475
Agency Collateralized Mortgage Obligations – 2.32%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	42,303		43,836
Series 2002-90 A1 6.50% 6/25/42	34,255		35,069
Series 2002-90 A2 6.50% 11/25/42	210,195		214,529
Series 2003-122 AJ 4.50% 2/25/28	163,379		159,856
Series 2005-110 MB 5.50% 9/25/35	930,000		938,005
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39	7,585		7,939
Series 2001-T8 A2 9.50% 7/25/41	21,502		23,136
Series 2002-T4 A3 7.50% 12/25/41	2,433		2,532
Series 2004-T1 1A2 6.50% 1/25/44	7,388		7,585
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	37,622		38,616
Series 2004-W11 1A2 6.50% 5/25/44	171,495		176,086
Freddie Mac
Series 1730 Z 7.00% 5/15/24	290,155		303,693
Series 2326 ZQ 6.50% 6/15/31	538,244		562,655
Series 2480 EH 6.00% 11/15/31	194		194
Series 2662 MA 4.50% 10/15/31	328,608		323,113
Series 2694 QG 4.50% 1/15/29	665,000		648,488
Series 2872 GC 5.00% 11/15/29	310,000		306,382
Series 2890 PC 5.00% 7/15/30	240,000		237,035
Series 2915 KP 5.00% 11/15/29	360,000		356,014
Series 3005 ED 5.00% 7/15/25	770,000		739,684
Series 3022 MB 5.00% 12/15/28	265,000		263,057
Series 3063 PC 5.00% 2/15/29	850,000		843,230
tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	60,420		61,748
Series T-58 2A 6.50% 9/25/43	37,963		38,883
Total Agency Collateralized Mortgage Obligations (cost $6,306,404)			6,331,365

Agency Mortgage-Backed Securities – 22.91%
Fannie Mae
6.171% 5/1/09	41,281		41,467
6.50% 8/1/17	76,782		78,553
•Fannie Mae ARM
3.747% 8/1/34	176,226		177,476
Fannie Mae Relocation 30 yr
5.00% 11/1/33	65,308		63,698
5.00% 1/1/34 Pool 763656	46,371		45,227
5.00% 1/1/34 Pool 763742	22,924		22,346
5.00% 11/1/34	231,148		225,316
5.00% 4/1/35	487,401		474,687
5.00% 10/1/35	483,655		471,039
5.00% 1/1/36	761,562		741,697
Fannie Mae S.F. 15 yr
4.50% 1/1/20	58,499		56,733
5.00% 7/1/14	6,700		6,633
5.00% 12/1/16	11,696		11,572
5.00% 5/1/20	63,876		63,006
5.00% 7/1/20	27,377		27,004
5.50% 5/1/20	5,773		5,784
Fannie Mae S.F. 15 yr TBA
5.50% 5/1/22	125,000		125,156
6.00% 5/1/22	5,835,000		5,929,819
Fannie Mae S.F. 30 yr
5.00% 3/1/34	39,144		37,912
5.00% 3/1/35 Pool 808130	67,854		65,621
5.00% 3/1/35 Pool 814334	37,522		36,320
5.00% 5/1/35	66,770		64,572
5.00% 6/1/35	141,836		137,168
5.00% 7/1/35	177,242		171,408
5.50% 3/1/29	96,158		95,568
5.50% 4/1/29	111,748		111,062
5.50% 1/1/34	38,839		38,510
5.50% 1/1/35	63,809		63,228
5.50% 2/1/35	104,977		104,020
5.50% 6/1/35	84,498		83,669
6.00% 1/1/35	9,598		9,697
6.00% 6/1/35	28,686		28,928
7.00% 12/1/33	51,416		53,758
7.00% 5/1/35	9,041		9,338
7.00% 6/1/35	33,838		34,951
7.50% 6/1/31	5,867		6,143
7.50% 6/1/34	91,959		95,810
Fannie Mae S.F. 30 yr TBA
4.50% 5/1/37	1,390,000		1,345,259
5.00% 5/1/37	13,515,000		13,054,651
5.50% 5/1/37	18,655,000		18,445,130
6.00% 5/1/37	10,340,000		10,417,549
6.50% 5/1/37	3,055,000		3,118,966
7.00% 5/1/37	1,585,000		1,636,513
•Freddie Mac ARM
5.748% 4/1/34	35,287		35,939
Freddie Mac Relocation 30 yr
5.00% 9/1/33	83,782		81,961
Freddie Mac S.F. 30 yr
5.50% 12/1/34	125,047		123,914
7.00% 11/1/33	6,744		7,017

		Principal Amount°	Value (U.S.$ )
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr TBA
6.00% 5/1/37	USD	980,000	$988,269
GNMA I S.F. 30 yr
7.00% 12/15/34		636,150	672,414
7.50% 1/15/30		3,738	3,917
7.50% 12/15/31		1,549	1,623
7.50% 2/15/32		1,395	1,461
GNMA S.F. 30 yr TBA
5.50% 5/1/37		1,320,000	1,312,575
6.00% 5/1/37		1,320,000	1,337,738
Total Agency Mortgage-Backed Securities (cost $62,363,072)			62,399,792
Agency Obligations – 0.99%
Fannie Mae
3.375% 12/15/08		110,000	107,445
4.75% 3/12/10		510,000	509,594
^5.278% 10/9/19		905,000	459,107
6.625% 11/15/30		65,000	77,197
Federal Home Loan Bank System
4.25% 9/14/07		1,560,000	1,554,833
Total Agency Obligations (cost $2,723,220)			2,708,176
Commercial Mortgage-Backed Securities – 6.05%
Bank of America Commercial Mortgage
•Series 2006-3 A4 5.889% 7/10/44		1,045,000	1,082,349
Series 2006-4 A4 5.634% 7/10/46		95,000	96,666
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		225,000	224,643
Citigroup Commercial Mortgage Trust Series 2006-C5 A4 5.431% 10/15/49		1,070,000	1,071,989
tCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34		316,035	326,923
Series 2006-C7 A2 5.69% 6/10/46		310,000	314,969
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		170,000	172,504
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35		120,000	119,335
Series 2006-1A B 5.362% 11/15/36		845,000	845,967
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35		132,513	133,303
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		290,000	302,463
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39		1,225,000	1,241,117
•#Series 2006-RR2 A1 144A 5.812% 6/23/46		395,000	401,710
•#Series 2006-RR3 A1S 144A 5.76% 7/18/56		1,460,000	1,473,724
Greenwich Capital Commercial Funding Series 2007-GG9 A4 5.444% 3/10/39		1,765,000	1,772,726
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		515,000	518,387
Series 2003-C1 A2 4.985% 1/12/37		664,000	656,473
•Series 2006-LDP7 AJ 6.066% 4/15/45		545,000	562,208
•#Series 2006-RR1A A1 144A 5.609% 10/18/52		1,395,000	1,389,992
Series 2007-CB18 A4 5.44% 6/12/47		940,000	941,492
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		20,000	21,018
#Merrill Lynch Mortgage Trust 144A
Series 2005-GGP1 E 4.33% 11/15/10		105,000	104,199
Series 2005-GGP1 F 4.35% 11/15/10		105,000	104,230
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A4 5.378% 8/12/48		940,000	936,415
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31		170,000	171,264
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.55% 2/15/33		100,000	106,274
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30		45,000	47,294
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		135,000	131,439
Series 2006-1 B 5.588% 2/15/36		180,000	181,341
Series 2006-1 C 5.707% 2/15/36		275,000	277,489
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		735,000	741,881
Total Commercial Mortgage-Backed Securities (cost $16,505,416)			16,471,784

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal Amount°		Value (U.S.$)
Corporate Bonds – 34.78%
Banking – 3.45%
BAC Capital Trust XI 6.625% 5/23/36	USD	180,000	$193,579
•BAC Capital Trust XIV 5.63% 12/31/49		545,000	547,695
•#Barclays Bank 144A 7.375% 6/29/49		485,000	527,743
Citigroup 6.125% 8/25/36		430,000	444,901
Credit Suisse First Boston USA 6.125% 11/15/11		45,000	46,866
^Dresdner Bank 4.66% 1/24/08		925,000	904,188
First Union Institutional Capital II 7.85% 1/1/27		595,000	619,001
•#HBOS 144A 5.92% 9/29/49		200,000	197,222
JP Morgan Chase Capital XVIII 6.95% 8/17/36		445,000	477,822
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49		235,000	259,937
•MUFG Capital Finance 1 6.346% 7/29/49		205,000	209,738
Popular North America 4.25% 4/1/08		35,000	34,522
Popular North America Capital Trust I 6.564% 9/15/34		210,000	202,874
•#Rabobank Capital Funding II 144A 5.26% 12/29/49		585,000	570,758
•RBS Capital Trust I 4.709% 12/29/49		30,000	28,749
Regions Financial 7.00% 3/1/11		5,000	5,325
•#Resona Bank 144A 5.85% 9/29/49		1,060,000	1,056,688
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49		1,320,000	1,397,500
•#Shinsei Finance II Cayman 144A 7.16% 7/29/49		210,000	214,856
•#Vneshtorgbank 144A 5.96% 8/1/08		220,000	220,495
•VTB 24 Capital 6.15% 12/7/09		340,000	340,646
•Wachovia Capital Trust III 5.80% 8/29/49		345,000	350,441
•#Woori Bank 144A 6.208% 5/2/37		545,000	544,984
			9,396,530
Basic Industries – 2.51%
Alcoa 5.95% 2/1/37		260,000	259,069
Bowater 9.00% 8/1/09		525,000	554,531
Catalyst Paper 8.625% 6/15/11		800,000	815,001
Donohue Forest Products 7.625% 5/15/07		390,000	390,000
Freeport McMoRan Copper & Gold 8.375% 4/1/17		390,000	427,538
Georgia-Pacific
8.875% 5/15/31		548,000	586,360
9.50% 12/1/11		430,000	477,300
Ispat Inland 9.75% 4/1/14		48,000	53,478
Lubrizol 4.625% 10/1/09		340,000	335,448
#MacDermid 144A 9.50% 4/15/17		400,000	417,000
#Norske Skogindustrier 144A 7.125% 10/15/33		685,000	629,310
#Sappi Papier Holding 144A
6.75% 6/15/12		535,000	538,269
7.50% 6/15/32		285,000	270,841
#Stora Enso 144A 7.25% 4/15/36		265,000	272,857
Vale Overseas
6.25% 1/23/17		370,000	380,361
6.875% 11/21/36		390,000	415,622
			6,822,985
Brokerage – 1.70%
•Ameriprise Financial 7.518% 6/1/66		1,070,000	1,163,222
AMVESCAP
4.50% 12/15/09		630,000	619,499
5.625% 4/17/12		500,000	503,476
E Trade Financial 8.00% 6/15/11		710,000	749,937
Goldman Sachs Group 6.345% 2/15/34		290,000	294,094
LaBranche
9.50% 5/15/09		695,000	731,488
11.00% 5/15/12		375,000	410,625
Merrill Lynch 6.22% 9/15/26		160,000	163,384
			4,635,725
Capital Goods – 0.26%
Caterpillar 6.05% 8/15/36		325,000	335,183
General Electric 5.00% 2/1/13		55,000	54,669
#Siemens Finance 144A 6.125% 8/17/26		310,000	317,253
			707,105
Communications – 5.38%
AT&T
7.30% 11/15/11		635,000	690,599
8.00% 11/15/31		340,000	427,313
BellSouth 4.20% 9/15/09		305,000	299,010
British Telecommunications 9.125% 12/15/30		265,000	370,580
CCH I Holdings 13.50% 1/15/14		390,000	398,775
Citizens Communications 9.25% 5/15/11		230,000	257,313
Comcast
•5.656% 7/14/09		300,000	300,613
6.45% 3/15/37		265,000	268,895
6.50% 11/15/35		255,000	260,377
Cox Communications 4.625% 1/15/10		310,000	305,917
Nextel Communications 6.875% 10/31/13		720,000	740,637
#Orascom Telecom Finance 144A 7.875% 2/8/14		305,000	302,713
Qwest 7.875% 9/1/11		780,000	834,600

	Principal Amount°		Value (U.S.$)
Corporate Bonds (continued)
Communications (continued)
Sprint Capital
7.625% 1/30/11	USD	675,000	$724,927
8.75% 3/15/32		290,000	343,196
Telecom Italia Capital
4.00% 1/15/10		410,000	397,839
•5.969% 7/18/11		1,050,000	1,059,127
7.20% 7/18/36		510,000	547,318
Telefonica Emisones
•5.65% 6/19/09		220,000	220,909
5.984% 6/20/11		195,000	200,450
6.421% 6/20/16		160,000	167,820
7.045% 6/20/36		135,000	145,311
Telefonos de Mexico 4.50% 11/19/08		865,000	859,686
TELUS 4.95% 3/15/17	CAD	255,000	212,537
THOMSON 5.75% 2/1/08	USD	285,000	286,096
Time Warner 5.50% 11/15/11		375,000	378,415
#Time Warner Cable 144A
5.85% 5/1/17		400,000	403,158
6.55% 5/1/37		690,000	700,113
Time Warner Entertainment 8.375% 3/15/23		145,000	173,113
Triton PCS 8.50% 6/1/13		640,000	671,200
USI Holdings 8.11% 12/30/14		200,000	200,000
Viacom
•5.70% 6/16/09		320,000	321,067
5.75% 4/30/11		380,000	385,519
6.875% 4/30/36		255,000	259,063
Vodafone Group
5.375% 1/30/15		30,000	29,773
6.15% 2/27/37		255,000	252,257
Windstream 8.125% 8/1/13		245,000	267,050
			14,663,286
Consumer Cyclical – 4.82%
Corrections Corporation of America 7.50% 5/1/11		245,000	255,413
Costco Wholesale 5.50% 3/15/17		725,000	732,872
•DaimlerChrysler Holding 5.81% 8/3/09		755,000	759,183
Federated Retail Holdings 5.35% 3/15/12		380,000	380,212
Ford Motor
7.45% 7/16/31		485,000	386,181
7.70% 5/15/97		205,000	155,288
Ford Motor Credit
8.00% 12/15/16		280,000	274,284
•8.105% 1/13/12		380,000	375,161
9.75% 9/15/10		800,000	847,143
9.875% 8/10/11		2,130,000	2,270,121
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		635,000	698,500
General Motors 8.375% 7/15/33		675,000	613,406
GMAC
6.875% 9/15/11		1,370,000	1,375,884
8.00% 11/1/31		1,165,000	1,253,915
Harrah’s Operating 6.50% 6/1/16		410,000	366,529
Home Depot 5.875% 12/16/36		260,000	252,875
#KAR Holdings 144A 10.00% 5/1/15		345,000	359,231
Kohl’s 7.25% 6/1/29		15,000	16,772
Lear 8.75% 12/1/16		150,000	146,813
MGM MIRAGE 9.75% 6/1/07		305,000	306,144
Neiman Marcus Group 10.375% 10/15/15		140,000	158,025
Penney (J.C.)
6.375% 10/15/36		190,000	190,003
7.375% 8/15/08		240,000	245,049
8.125% 4/1/27		400,000	411,479
Target 5.875% 3/1/12		40,000	41,359
Visteon 8.25% 8/1/10		255,000	261,375
			13,133,217
Consumer Non-Cyclical – 2.10%
AmerisourceBergen 5.625% 9/15/12		690,000	692,924
•#Aramark 144A 8.86% 2/1/15		185,000	191,013
Boston Scientific 6.40% 6/15/16		515,000	514,778
Constellation Brands 8.125% 1/15/12		537,000	559,823
GlaxoSmithKline Capital 5.375% 4/15/34		15,000	14,523
HCA
6.50% 2/15/16		420,000	368,025
#144A 9.125% 11/15/14		65,000	70,363
#HealthSouth 144A 10.75% 6/15/16		625,000	684,375
Kraft Foods
4.125% 11/12/09		335,000	326,816
6.50% 11/1/31		105,000	108,202
Medco Health Solutions 7.25% 8/15/13		735,000	796,399
Procter & Gamble 5.55% 3/5/37		55,000	54,402
Reynolds American 6.50% 6/1/07		195,000	195,358
US Oncology 9.00% 8/15/12		305,000	326,350
Wyeth
5.50% 2/1/14		420,000	425,315
5.95% 4/1/37		385,000	386,311
			5,714,977
Electric – 2.14%
American Electric Power 4.709% 8/16/07		15,000	14,967
Avista 9.75% 6/1/08		280,000	292,247
•Avista Capital Trust III 6.50% 4/1/34		150,000	150,412
Dominion Resources
5.687% 5/15/08		355,000	355,928
•6.30% 9/30/66		495,000	506,576
Duke Capital 5.668% 8/15/14		10,000	9,950
FPL Group Capital 5.625% 9/1/11		545,000	555,287
MidAmerican Funding 6.75% 3/1/11		405,000	428,655
Oncor Electric Delivery 7.00% 9/1/22		80,000	86,603

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

		Principal Amount°	Value (U.S.$)
Corporate Bonds (continued)
Electric (continued)
Pepco Holdings
5.50% 8/15/07	USD	660,000	$659,834
•5.985% 6/1/10		450,000	450,434
Potomac Electric Power 6.25% 10/15/07		10,000	10,040
#Power Contract Financing 144A 6.256% 2/1/10		163,283	164,855
#Power Receivable Finance 144A 6.29% 1/1/12		207,292	209,513
Southern California Edison 7.625% 1/15/10		110,000	117,028
#TAQA 144A
5.875% 10/27/16		355,000	359,369
6.50% 10/27/36		815,000	830,205
TECO Energy 7.20% 5/1/11		380,000	406,600
Xcel Energy 6.50% 7/1/36		205,000	216,409
			5,824,912
Energy – 2.07%
Anadarko Petroleum 5.95% 9/15/16		195,000	196,865
Apache 5.25% 4/15/13		340,000	340,937
Canadian Natural Resources 6.25% 3/15/38		395,000	393,409
#Canadian Oil Sands 144A 4.80% 8/10/09		185,000	182,725
#Energy Partners 144A 9.75% 4/15/14		255,000	260,738
Halliburton 5.50% 10/15/10		30,000	30,399
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		630,000	637,589
5.838% 9/30/27		1,040,000	1,000,143
•Secunda International 13.356% 9/1/12		470,000	488,800
Siberian Oil 10.75% 1/15/09		650,000	706,095
#TNK-BP Finance 144A 6.625% 3/20/17		500,000	498,750
Tyumen Oil 11.00% 11/6/07		820,000	844,354
Weatherford International 4.95% 10/15/13		50,000	48,290
			5,629,094
Finance Companies – 2.10%
•American Express 6.80% 9/1/66		330,000	353,114
International Lease Finance 4.625% 6/2/08		20,000	19,863
National Rural Utilities Cooperative Finance 5.45% 4/10/17		225,000	225,933
Residential Capital
5.125% 5/17/12	EUR	425,000	563,094
•5.84% 6/9/08	USD	615,000	610,873
6.00% 2/22/11		390,000	385,873
6.125% 11/21/08		540,000	539,832
6.375% 6/30/10		366,000	367,238
6.50% 4/17/13		475,000	475,328
6.875% 6/30/15		905,000	917,837
•#144A 7.187% 4/17/09		715,000	712,023
SLM 4.50% 7/26/10		295,000	281,574
•#Xstrata Finance 144A 5.71% 11/13/09		270,000	270,441
			5,723,023
Insurance – 5.09%
•#Catlin Insurance 144A 7.249% 12/31/49		100,000	100,988
#Farmers Exchange Capital 144A 7.05% 7/15/28		1,725,000	1,785,498
#Farmers Insurance Exchange 144A
6.00% 8/1/14		125,000	124,311
8.625% 5/1/24		40,000	47,884
#Liberty Mutual Group 144A
•7.00% 3/15/37		680,000	684,474
7.80% 3/15/37		1,520,000	1,532,270
Marsh & McLennan 5.15% 9/15/10		595,000	589,991
#Max USA Holdings 144A 7.20% 4/14/17		345,000	347,294
MetLife
5.00% 6/15/15		245,000	239,281
6.40% 12/15/36		685,000	685,934
Montpelier Re Holdings 6.125% 8/15/13		440,000	435,311
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		500,000	599,535
#Nippon Life Insurance 144A 4.875% 8/9/10		430,000	424,031
•t#North Front Pass Through Trust 144A 5.81% 12/15/24		1,000,000	991,147
SAFECO Capital Trust I 8.072% 7/15/37		365,000	380,622
•#Security Capital Assurance 144A 6.88% 6/30/49		250,000	255,389
St. Paul Travelers 5.01% 8/16/07		310,000	309,615
t#Stingray Pass Through Trust 144A 5.902% 1/12/15		600,000	564,000
•t#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49		600,000	601,978
Unum Group 5.859% 5/15/09		345,000	348,174
WellPoint
4.25% 12/15/09		205,000	200,995
5.85% 1/15/36		345,000	334,480
Willis North America 5.125% 7/15/10		275,000	270,345
•XL Capital 6.50% 12/31/49		1,260,000	1,245,893
•#ZFS Finance USA Trust II 144A 6.45% 12/15/65		755,000	765,045
			13,864,485
Natural Gas – 1.27%
Atmos Energy 4.00% 10/15/09		20,000	19,421

		Principal Amount°	Value (U.S.$)
Corporate Bonds (continued)
Natural Gas (continued)
Enterprise Products Operating
4.00% 10/15/07	USD	300,000	$298,108
4.625% 10/15/09		515,000	508,859
•8.375% 8/1/66		635,000	704,313
Kinder Morgan Finance 5.35% 1/5/11		250,000	248,412
Oneok 5.51% 2/16/08		415,000	415,745
•Sempra Energy 5.83% 5/21/08		485,000	485,167
Valero Logistics Operations 6.05% 3/15/13		770,000	787,254
			3,467,279
Real Estate – 0.65%
Developers Diversified Realty
4.625% 8/1/10		375,000	368,341
5.25% 4/15/11		145,000	144,749
5.375% 10/15/12		140,000	140,156
HRPT Properties Trust 5.75% 2/15/14		355,000	357,961
#Realogy 144A 12.375% 4/15/15		360,000	360,900
•#USB Realty 144A 6.091% 12/22/49		400,000	404,439
			1,776,546
Technology – 0.32%
#Freescale Semiconductor 144A 10.125% 12/15/16		400,000	406,000
Motorola 4.608% 11/16/07		315,000	313,582
SunGard Data Systems 10.25% 8/15/15		149,000	164,645
			884,227
Transportation – 0.92%
American Airlines
6.817% 5/23/11		130,000	132,327
6.977% 5/23/21		68,207	68,036
#Aramark 144A 8.50% 2/1/15		185,000	194,481
Continental Airlines
5.983% 4/19/22		300,000	298,500
6.503% 6/15/11		295,000	303,481
#Erac USA Finance 144A
5.30% 11/15/08		150,000	149,508
7.35% 6/15/08		560,000	569,218
Hertz 8.875% 1/1/14		630,000	681,975
‡Northwest Airlines 7.041% 4/1/22		106,717	106,783
			2,504,309
Total Corporate Bonds (cost $93,769,390)			94,747,700

^Federal Agencies (Discount Notes) – 16.96%
Fannie Mae
5.118% 5/8/07		3,559,000	3,555,464
5.17% 5/1/07		5,000,000	5,000,000
Federal Home Loan Bank
5.077% 5/1/07		20,460,000	20,460,000
5.127% 5/11/07		10,000,000	9,985,778
5.165% 5/16/07		6,000,000	5,987,125
Freddie Mac 5.171% 5/11/07		1,225,000	1,223,244
Total Federal Agencies (Discount Notes) (cost $46,211,611)			46,211,611
Foreign Agencies – 0.10%
Austria – 0.03%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	9,000,000	77,087
			77,087
United States – 0.07%
Pemex Project Funding Master Trust
6.125% 8/15/08	USD	10,000	10,105
6.625% 6/15/35		160,000	169,800
			179,905
Total Foreign Agencies (cost $260,426)			256,992
Municipal Bonds – 0.98%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		205,000	220,282
Bear Creek Local Improvement District #1 5.50% 5/25/47		1,730,000	1,728,944
California State 5.00% 2/1/33		15,000	15,574
§California State Refunding 5.00% 2/1/33-14		5,000	5,396
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	111,135
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)		30,000	31,987
Illinois State Taxable Pension 5.10% 6/1/33		220,000	211,376
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		95,000	102,875
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	96,376
Oregon State Taxable Pension 5.892% 6/1/27		105,000	110,460
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		30,000	30,113
Total Municipal Bonds (cost $2,662,847)			2,664,518

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal Amount°		Value (U.S.$ )
Non-Agency Asset-Backed Securities – 4.39%
AmeriCredit Automobile Receivables Trust Series 2007-AX A3 5.19% 11/6/11	USD	1,010,000	$1,011,824
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	375,000		374,998
Countrywide Asset-Backed Certificates
•Series 2004-13 AV2 5.58% 5/25/34	2,432		2,433
•Series 2006-3 2A2 5.50% 6/25/36	1,020,000		1,020,495
•Series 2006-15 A3 5.689% 10/25/46	295,000		294,939
Series 2006-S3 A2 6.085% 6/25/21	585,000		590,427
•Series 2006-S6 A2 5.519% 3/25/34	580,000		579,343
•Series 2006-S7 A3 5.712% 11/25/35	1,140,000		1,134,935
•Series 2006-S9 A3 5.728% 8/25/36	515,000		511,987
Series 2007-4 A2 5.53% 9/25/37	700,000		698,877
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	525,000		524,658
Series 2007-CB1 AF2 5.721% 1/25/37	720,000		721,819
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	610,000		621,478
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	215,000		215,151
tGoldman Sachs Asset Mortgage Pass Through Trust Series 2006-S3 A1 6.085% 5/25/36	142,324		141,416
Honda Auto Receivables Owner Trust Series 2004-2 A4 3.81% 10/15/09	25,000		24,711
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	181,410		175,771
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	32,706		32,578
Series 2006-AR1 A2C 5.48% 3/25/37	385,000		384,673
Mid-State Trust
Series 11 A1 4.864% 7/15/38	18,283		17,466
Series 2004-1 A 6.005% 8/15/37	19,354		19,733
Series 2005-1 A 5.745% 1/15/40	220,913		220,568
#Series 2006-1 A 144A 5.787% 10/15/40	276,263		275,831
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	740,000		741,000
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	275,000		273,871
Series 2005-4 A3 5.565% 2/25/36	170,000		169,481
Series 2007-1 AF2 5.512% 4/25/37	745,000		743,585
#Sierra Receivables Funding Series 2003-1A A 144A 3.09% 1/15/14	129,849		129,113
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	89,709		80,918
Series 2004-16XS A2 4.91% 8/25/34	216,787		215,906
Series 2005-NC1 A2 3.92% 2/25/35	11,597		11,555
•Series 2005-NC1 A7 5.55% 2/25/35	6,635		6,636
Total Non-Agency Asset-Backed Securities (cost $11,972,817)			11,968,176
Non-Agency Collateralized Mortgage Obligations – 15.61%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	55,665		55,830
Series 2004-2 1A1 6.00% 3/25/34	62,134		62,318
Series 2004-10 1CB1 6.00% 11/25/34	167,944		169,457
Series 2004-11 1CB1 6.00% 12/25/34	20,629		20,806
Series 2005-3 2A1 5.50% 4/25/20	188,480		188,009
Series 2005-5 2CB1 6.00% 6/25/35	295,010		295,793
Series 2005-6 7A1 5.50% 7/25/20	498,491		496,933
Series 2005-9 5A1 5.50% 10/25/20	831,541		828,423

		Principal Amount°	Value (U.S.$ )
Non-Agency Collateralized Mortgage Obligations (continued)
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.853% 5/25/33	USD	1,067	$1,077
Series 2005-9 2A1 4.75% 10/25/20		556,163	548,301
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.171% 5/25/36		634,854	643,905
Series 2006-3 34A1 6.161% 5/25/36		406,167	411,812
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35		478,799	477,649
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		924,387	917,581
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35		607,577	609,001
•Series 2004-J7 1A2 4.673% 8/25/34		64,314	63,655
Series 2004-J8 1A1 7.00% 9/25/34		251,028	257,460
Series 2005-57CB 4A3 5.50% 12/25/35		37,240	37,247
•Series 2005-63 3A1 5.893% 11/25/35		588,524	591,513
Series 2006-2CB A3 5.50% 3/25/36		499,663	498,415
tCountrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35		1,202,635	1,179,710
Series 2005-29 A1 5.75% 12/25/35		1,569,088	1,562,939
Series 2006-1 A2 6.00% 3/25/36		466,009	465,790
Series 2006-1 A3 6.00% 3/25/36		166,432	165,470
•Series 2006-HYB3 3A1A 6.10% 5/20/36		598,807	607,921
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		16,485	16,892
Series 2004-1 3A1 7.00% 2/25/34		8,343	8,549
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		14,450	15,324
•Series 2004-AR5 4A1 5.708% 10/25/34		67,698	67,638
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.189% 5/25/35		508,705	504,196
#GSMPS Mortgage Loan Trust 144A		29,344	30,851
Series 1998-3 A 7.75% 9/19/27
Series 1999-2 A 8.00% 9/19/27		71,461	75,696
Series 1999-3 A 8.00% 8/19/29		32,887	34,777
Series 2005-RP1 1A3 8.00% 1/25/35		526,765	559,298
Series 2005-RP1 1A4 8.50% 1/25/35		307,675	329,393
Series 2006-RR1 1A3 8.00% 1/25/36		215,564	225,600
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19		6,583	6,587
Series 2006-1F 5A2 6.00% 2/25/36		272,478	270,903
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.859% 12/25/35		430,287	433,342
Series 2006-AR2 1A1A 5.54% 4/25/46		209,543	209,802
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.777% 2/25/35		783,847	769,992
Series 2005-A4 1A1 5.405% 7/25/35		363,086	361,865
Series 2005-A6 1A2 5.144% 9/25/35		690,000	697,065
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		478,990	479,274
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.875% 12/25/33		19,095	19,416
Series 2005-6 7A1 5.358% 6/25/35		222,180	221,291
Series 2006-2 4A1 4.991% 2/25/36		827,264	821,742
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33		7,885	8,074
Series 2003-9 1A1 5.50% 12/25/18		47,228	47,081
Series 2005-3 7A1 6.00% 4/25/35		197,557	198,814
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		156,163	165,391
Series 2005-2 1A4 8.00% 5/25/35		411,278	437,903
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36		288,583	293,408

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

		Principal Amount°	Value (U.S.$ )
Non-Agency Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	USD	370,000	$365,362
•Series 2006-AF1 1A2 6.159% 5/25/36		610,000	618,181
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		24,593	24,773
Residential Accredit Loans Series 2005-QS14 2A1 6.00% 9/25/35		1,244,284	1,246,812
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		19,879	20,173
Series 2004-SL4 A3 6.50% 7/25/32		88,714	90,399
Series 2005-SL1 A2 6.00% 5/25/32		167,840	169,863
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.048% 9/25/36		593,556	600,502
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34		85,276	85,076
Series 2005-22 4A2 5.377% 12/25/35		64,011	63,559
Series 2005-3XS A2 5.57% 1/25/35		97,112	97,185
Series 2006-5 5A4 5.572% 6/25/36		136,230	135,937
Structured Asset Securities
•Series 2002-22H 1A 6.953% 11/25/32		17,273	17,704
Series 2004-5H A2 4.43% 12/25/33		279,874	276,565
Series 2004-12H 1A 6.00% 5/25/34		71,721	71,912
•Series 2005-6 B2 5.344% 5/25/35		121,749	115,644
tWashington Mutual Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		9,804	9,830
Series 2004-CB3 4A 6.00% 10/25/19		78,439	79,385
•Series 2006-AR7 1A 5.994% 7/25/46		314,200	313,857
•Series 2006-AR8 1A5 5.909% 8/25/46		121,079	122,415
•Series 2006-AR8 2A3 6.15% 8/25/36		86,392	87,634
•Series 2006-AR10 1A1 5.956% 9/25/36		1,371,819	1,388,577
•Series 2006-AR14 1A4 5.656% 11/25/36		759,869	764,250
•Series 2007-HY3 4A1 5.357% 3/25/37	909,276		905,948
tWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20		308,931	309,317
Series 2006-2 2CB 6.50% 3/25/36		398,288	404,698
Series 2006-5 2CB3 6.00% 7/25/36		605,351	612,906
•Series 2006-AR5 3A 5.954% 7/25/46		429,818	430,154
Wells Fargo Mortgage Backed Securities Trust
Series 2004-O A1 4.892% 8/25/34		1,794,499	1,766,572
Series 2004-T A1 4.421% 9/25/34		213,023	214,688
Series 2005-12 1A7 5.50% 11/25/35		834,731	814,384
Series 2005-14 2A1 5.50% 12/25/35		993,431	974,493
Series 2005-17 1A1 5.50% 1/25/36		665,902	652,376
Series 2005-17 1A2 5.50% 1/25/36		577,425	563,351
Series 2005-18 1A1 5.50% 1/25/36		1,396,066	1,367,709
Series 2006-1 A3 5.00% 3/25/21		622,302	609,662
Series 2006-2 3A1 5.75% 3/25/36		676,520	674,002
Series 2006-4 1A8 5.75% 4/25/36		163,473	165,503
Series 2006-4 2A3 5.75% 4/25/36		310,125	307,328
•Series 2006-AR4 1A1 5.864% 4/25/36		847,968	855,060
•Series 2006-AR4 2A1 5.779% 4/25/36		1,259,328	1,267,071
•Series 2006-AR5 2A1 5.533% 4/25/36		318,605	319,786
•Series 2006-AR6 7A1 5.111% 3/25/36		1,451,338	1,435,057
•Series 2006-AR10 5A1 5.60% 7/25/36		566,746	567,341
•Series 2006-AR11 A7 5.526% 8/25/36		657,749	657,379
•Series 2006-AR12 1A2 6.03% 9/25/36		341,487	345,595
•Series 2006-AR14 2A4 6.105% 10/25/36		566,827	574,385
•Series 2006-AR18 2A2 5.732% 11/25/36		497,043	498,735
Total Non-Agency Collateralized Mortgage Obligations (cost $42,305,962)			42,526,274

Principal Amount°	Value (U.S.$ )
Regional Agencies – 0.25%
Australia – 0.25%
Queensland Treasury 6.00% 10/14/15	AUD	818,000	$673,945
Total Regional Agencies (cost $623,294)	673,945
Regional Authorities – 0.37%
Canada – 0.37%
Quebec Province 5.00% 12/1/15	CAD	1,067,000	999,539
Total Regional Authorities (cost $950,655)	999,539
«Senior Secured Loans – 3.74%
@Avis Car Rental 6.61% 4/19/12	USD	192,000	192,240
@AWAS 2nd Lien 11.375% 3/21/13	262,637	266,577
Coffeyville Resource
Credit-Linked Deposits 8.36% 12/28/10	32,432	32,676
Tranche D 10.25% 12/28/13	167,149	168,402
Community Health Bridge 9.36% 4/10/08	600,000	598,500
Delphi Tranche C 8.125% 12/31/07	200,000	201,000
Ford Motor 8.36% 11/29/13	1,695,750	1,706,347
General Motors 7.725% 11/17/13	997,500	1,006,228
Georgia Pacific Term Loan Tranche B
7.114% 12/22/12	498,750	501,244
@7.353% 12/20/12	493,750	497,145
HCA 7.60% 11/17/13	997,500	1,008,722
@HealthSouth 8.61% 3/10/13	794,000	800,948
Hexion Specialty Chemicals
Tranche C-1 7.875% 5/5/13	163,895	165,329
Tranche C-2 7.875% 5/5/13	35,603	35,903
Idearc 7.31% 11/17/14	299,250	301,868
Lyondell Chemical 7.121% 8/16/13	398,000	399,990
Talecris Biotherapeutics 2nd Lien Loan 13.50% 12/6/14	300,000	309,000
Telesat Canada 9.00% 2/14/08	335,000	335,000
United Airlines 7.375% 2/1/14	500,000	500,000
Univision Communications 7.605% 9/28/14	390,000	390,000
@Visteon 8.36% 6/13/13	400,000	403,500
Windstream Term Loan B 7.11% 7/17/13	370,000	372,313
Total Senior Secured Loans (cost $10,134,596)	10,192,932

Sovereign Debt – 2.78%
Brazil – 0.59%
Republic of Brazil
10.25% 1/10/28	BRL	970,000	517,915
12.50% 1/5/22	BRL	1,740,000	1,075,689
			1,593,604
Colombia – 0.48%
Republic of Colombia 12.00% 10/22/15	COP	2,396,000,000	1,316,349
			1,316,349
Indonesia – 0.17%
#Republic of Indonesia 144A 6.625% 2/17/37	USD	480,000	476,400
			476,400
Mexico – 0.35%
Mexican Bonos
8.00% 12/17/15	MXN	5,410,000	502,382
10.00% 12/5/24	MXN	4,095,000	454,543
			956,925
Norway – 0.61%
Norwegian Government 6.50% 5/15/13	NOK	9,146,000	1,667,710
			1,667,710
United Kingdom – 0.49%
U.K. Treasury 8.00% 9/27/13	GBP	575,900	1,325,839
			1,325,839
Venezuela – 0.09%
Venezuela Government 9.375% 1/13/34	USD	185,000	232,360
			232,360
Total Sovereign Debt (cost $7,074,599)			7,569,187
Supranational Banks – 0.08%
Inter-American Development Bank 1.90% 7/8/09	JPY	25,000,000	213,754
Total Supranational Banks (cost $244,346)			213,754
U.S. Treasury Obligations – 8.92%
U.S. Treasury Bonds 4.50% 2/15/36	USD	1,720,000	1,631,582
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	1,430,042		1,358,094
2.375% 1/15/27	499,415		503,259

(continues)

Statements of net assets

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

	Principal Amount°		Value (U.S.$ )
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	USD	1,497,550	$1,485,324
2.375% 4/15/11	814,931		826,391
2.375% 1/15/17	2,734,173		2,777,644
^2.50% 7/15/16	186,384		191,437
3.00% 7/15/12	1,307,010		1,371,799
U.S. Treasury Notes
4.50% 3/31/09	8,120,000		8,104,141
4.50% 3/31/12	4,922,000		4,919,505
4.625% 2/15/17	885,000		884,862
^U.S. Treasury Strip 4.403% 11/15/13	340,000		253,185
Total U.S. Treasury Obligations (cost $24,208,165)			24,307,223

	Number
	of Shares
Preferred Stock – 0.02%
Nexen 7.35%	2,375		60,444
Total Preferred Stock (cost $62,688)			60,444
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	20		—
Total Warrant (cost $1,711)			—
Total Value of Securities – 121.36% (cost $328,685,700)			330,608,887
Liabilities Net of Receivables and Other Assets – (21.36%)			(58,197,906)
Net Assets Applicable to 28,948,295 Shares Outstanding; Equivalent to $9.41 per Share – 100.00%			$272,410,981
Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)			$267,150,311
Undistributed net investment income			4,272,292
Accumulated net realized loss on investments			(844,415)
Net unrealized appreciation of investments and foreign currencies			1,832,793
Total net assets			$272,410,981

°  Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Kroner

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

†  Non-income producing security for the period ended April 30, 2007.

‡  Non-income producing security. Security is currently in default.

#  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $36,847,904, which represented 13.53% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

•  Variable rate security. The rate shown is the rate as of April 30, 2007.

^  Zero coupon security. The rate shown is the yield at the time of purchase.

^   Fully or partially pledged as collateral for financial futures contracts.

◆ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@     Illiquid security. At April 30, 2007, the aggregate amount of illiquid securities equaled $2,160,410, which represented 0.79% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

«      Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

§      Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MBIA – Insured by the Municipal Bond Insurance Association

S.F. – Single Family

TBA – To be announced

yr – Year

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts(1)

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
AUD	(859,473)	USD	664,294	6/8/07	$(48,698)
CAD	(1,029,300)	USD	883,180	6/8/07	(45,232)
EUR	(177,000)	USD	242,396	6/8/07	475
EUR	1,050,458	USD	(1,425,406)	6/8/07	10,342
GBP	(662,500)	USD	1,308,469	6/8/07	(15,938)
JPY	(64,910,000)	USD	558,880	6/8/07	12,737
JPY	213,820	USD	(1,854)	6/8/07	(55)
JPY	18,983,142	USD	(160,465)	6/8/07	(744)
JPY	327,010,958	USD	(2,771,661)	6/8/07	(20,239)
MXN	(2,991,000)	USD	273,624	5/2/07	531
MXN	1,608,700	USD	(147,364)	5/3/07	(491)
NOK	(7,492,119)	USD	1,224,889	6/8/07	(35,643)
NOK	547,746	USD	(89,887)	6/8/07	2,270
NZD	(443,940)	USD	328,294	5/1/07	(532)
SEK	3,828,290	USD	(565,408)	6/8/07	7,344
					$(133,873)

Futures Contracts(2)

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
112 U.S. Treasury 5 year Notes	$11,815,250	$11,852,750	6/30/07	$37,500
3 U.S. Treasury 10 year Notes	323,491	324,984	6/30/07	1,493
11 U.S. Treasury long Bonds	1,233,642	1,229,250	6/30/07	(4,392)
				$34,601

The use of foreign currency exchange contracts and futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1) See Note 8 in “Notes to financials statements.”

(2) See Note 9 in “Notes to financials statements.”

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The International Equity Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value (U.S.$)
Common Stock – 98.22%Δ
Australia – 9.96%
*Amcor	3,954,515	$24,355,622
Foster’s Group	9,341,002	49,308,136
National Australia Bank	1,896,981	67,377,075
Telstra	18,333,044	70,815,374
*Wesfarmers	681,680	22,072,972
		233,929,179
Belgium – 2.13%
*Fortis	1,112,628	50,008,030
		50,008,030
Finland – 1.47%
*UPM-Kymmene	1,403,956	34,599,744
		34,599,744
France – 14.84%
*Carrefour	568,088	43,662,273
Compagnie de Saint-Gobain	482,522	51,521,733
France Telecom	1,470,145	42,988,754
Renault	535,507	69,514,330
*Societe Generale	330,367	70,010,174
†Suez Strip	172,462	2,353
*Total	960,053	70,770,823
		348,470,440
Germany – 6.58%
*Bayer	866,237	59,528,895
*Deutsche Telekom	1,697,991	31,080,262
*RWE	605,134	63,953,244
		154,562,401
Hong Kong – 2.26%
Hong Kong Electric Holdings	5,823,400	29,134,773
Wharf Holdings	6,497,013	23,914,562
		53,049,335
Italy – 5.75%
*Banca Intesa	10,125,624	84,840,118
*UniCredito Italiano	4,888,361	50,222,813
		135,062,931
Japan – 13.86%
Astellas Pharma	539,900	23,616,729
Canon	1,143,800	64,169,441
Kao	1,418,300	38,930,145
KDDI	4,472	35,142,412
Millea Holdings	1,150,352	42,623,584
Takeda Pharmaceutical	834,200	54,076,784
Toyota Motor	785,200	47,690,251
West Japan Railway	4,231	19,146,001
Yokohama Reito	1,000	7,670
		325,403,017
Netherlands – 4.70%
*ING Groep CVA	1,399,713	63,753,033
*Reed Elsevier	2,482,886	46,668,648
		110,421,681
New Zealand – 1.02%
*Telecom Corporation of New Zealand	6,743,323	24,037,940
		24,037,940
Singapore – 1.65%
Jardine Matheson Holdings	692,815	16,144,276
Oversea-Chinese Banking	3,856,200	22,658,492
		38,802,768
South Africa – 1.00%
Sasol	687,306	23,524,506
		23,524,506
Spain – 7.61%
Banco Santander Central Hispano	2,569,601	46,250,439
*Iberdrola	1,031,825	51,102,800
*Telefonica	3,619,377	81,293,515
		178,646,754
Switzerland – 1.01%
Novartis	409,952	23,812,514
		23,812,514
Taiwan – 1.67%
Chunghwa Telecom ADR	1,468,080	29,214,792
Taiwan Semiconductors Manufacturing ADR	946,600	9,977,164
		39,191,956
United Kingdom – 22.71%
Alliance Boots	644,992	14,390,120
Aviva	1,327,246	20,821,582
BG Group	2,541,991	36,652,905
BP	4,504,757	50,578,525
Compass Group	3,174,744	22,958,576
GKN	3,247,898	24,812,917
GlaxoSmithKline	2,460,060	70,951,528
HBOS	3,497,129	75,042,165
Lloyds TSB Group	4,165,786	48,141,969
Royal Bank of Scotland Group	1,415,146	54,208,734
*Royal Dutch Shell Class A	1,372,575	47,665,667
Unilever	2,148,369	67,211,229
		533,435,917
Total Common Stock (cost $1,546,830,392)		2,306,959,113

	Principal Amount
Repurchase Agreements – 2.55%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $31,559,470, collateralized by $10,136,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $10,127,445, $298,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $302,169, $7,660,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $7,810,864 and $13,667,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $13,971,003)	$31,555,000	31,555,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $11,217,586, collateralized by $11,571,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $11,453,176)	11,216,000	11,216,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $16,997,408, collateralized by $17,679,000 U.S. Treasury Bills due 9/20/07, market value $17,342,960)	16,995,000	16,995,000
Total Repurchase Agreements (cost $59,766,000)		59,766,000
Total Value of Securities Before Securities Lending Collateral – 100.77% (cost $1,606,596,392)		$2,366,725,113

	Principal Amount	Value (U.S.$)
Securities Lending Collateral** – 21.72%
Short-Term Investments – 21.72%
Fixed Rate Notes – 5.77%
Bank of Montreal 5.29% 6/4/07	$12,422,600	$12,422,600
Citigroup Global Markets 5.32% 5/1/07	34,279,864	34,931,349
Credit Agricole 5.31% 10/4/07	12,422,600	12,422,600
Fortis Bank 5.31% 6/18/07	18,633,900	18,633,900
HBOS Treasury Services 5.30% 6/29/07	19,876,160	19,876,160
ING Bank
5.31% 7/3/07	7,453,560	7,453,560
5.33% 7/9/07	12,422,600	12,422,600
Royal Bank of Canada 5.29% 5/29/07	11,180,340	11,180,340
Societe Generale 5.30% 6/1/07	6,211,300	6,211,300
		135,554,409
•Variable Rate Notes – 15.95%
ANZ National 5.32% 5/30/08	2,484,520	2,484,520
Australia New Zealand 5.32% 5/30/08	12,422,600	12,422,600
Bank of New York 5.32% 5/30/08	9,938,080	9,938,080
Barclays 5.31% 5/18/07	17,391,640	17,391,640
Bayerische Landesbank 5.37% 5/30/08	12,422,600	12,422,600
Bear Stearns 5.38% 10/31/07	17,391,640	17,391,640
BNP Paribas 5.33% 5/30/08	12,422,600	12,422,600
Calyon 5.33% 8/14/07	6,211,300	6,211,300
Canadian Imperial Bank
5.32% 5/30/08	8,695,820	8,695,820
5.33% 8/15/07	9,938,080	9,938,080
CDC Financial Products 5.36% 5/31/07	16,149,380	16,149,380
Citigroup Global Markets 5.38% 5/7/07	16,149,380	16,149,380
Commonwealth Bank 5.32% 5/30/08	12,422,600	12,422,600
Credit Suisse First Boston 5.32% 3/14/08	12,422,600	12,422,600
Deutsche Bank
5.34% 8/20/07	17,391,640	17,391,640
5.34% 9/21/07	1,863,390	1,863,390
Dexia Bank 5.32% 9/28/07	17,391,322	17,389,921
Goldman Sachs Group 5.45% 4/30/08	14,658,668	14,658,668
Marshall & Ilsley Bank 5.32% 5/30/08	13,664,860	13,664,860
Merrill Lynch Mortgage Capital 5.41% 5/8/07	16,149,380	16,149,380
Morgan Stanley 5.49% 5/30/08	16,149,380	16,149,380
National Australia Bank 5.31% 5/30/08	15,404,024	15,404,024
National Rural Utilities 5.31% 5/30/08	19,627,709	19,627,709
Nordea Bank, New York 5.31% 5/16/07	6,211,237	6,211,225
Nordea Bank, Norge 5.33% 5/30/08	12,422,600	12,422,600
Royal Bank of Scotland Group 5.33% 5/30/08	12,422,600	12,422,600
Societe Generale 5.31% 5/30/08	6,211,300	6,211,300
Sun Trust Bank 5.33% 7/30/07	16,149,380	16,149,380
Toronto Dominion 5.32% 5/29/07	9,938,080	9,938,080
Wells Fargo 5.33% 5/30/08	12,422,600	12,422,600
		374,539,597
Total Securities Lending Collateral (cost $510,094,006)		510,094,006
Total Value of Securities – 122.49% (cost $2,116,690,398)		2,876,819,119 ©
Obligation to Return Securities Lending Collateral** – (21.72%)		(510,094,006)
Liabilities Net of Receivables and Other Assets – (0.77%)		(17,975,013)
Net Assets Applicable to 93,299,464 Shares Outstanding; Equivalent to $25.17 per Share – 100.00%		$2,348,750,100
Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$1,461,216,547
Undistributed net investment income		9,442,153
Accumulated net realized gain on investments		117,917,411
Net unrealized appreciation of investments and foreign currencies		760,173,989
Total net assets		$2,348,750,100

†              Non-income producing security for the period ended April 30, 2007.

Δ            Securities have been classified by country of origin. Classification by type of business has been presented on page 18 in “Country and sector allocations.”

*             Fully or partially on loan.

**       See Note 11 in “Notes to Financial Statements.”

©         Includes $486,187,772 of securities loaned.

•             Variable rate security. The rate shown is the rate as of April 30, 2007.

Summary of Abbreviations:

ADR – American Depositary Receipts

CHF – Swiss Francs

CVA – Dutch Certificate

GBP – British Pound Sterling

JPY – Japanese Yen

USD – United States Dollar

(continues)

Statements of net assets

Delaware Pooled Trust – The International Equity Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts(1)

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
CHF	14,334,593	USD	(11,916,695)	5/2/07	$(49,819)
GBP	(70,201,000)	USD	140,123,302	7/31/07	(144,928)
JPY	275,426,238	USD	(2,317,817)	5/1/07	(12,803)
JPY	138,791,602	USD	(1,163,149)	5/2/07	(1,616)
					$(209,166)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)   See Note 8 in “Notes to financial statements.”

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Labor Select International Equity Portfolio

April 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 99.74% Δ
Australia – 11.54%
*Amcor	1,657,937	$10,211,135
*Foster’s Group	4,550,162	24,018,837
National Australia Bank	963,959	34,237,949
Telstra	9,459,897	36,540,912
*Wesfarmers	412,480	13,356,207
		118,365,040
Belgium – 2.12%
Fortis	483,126	21,714,517
		21,714,517
Finland – 1.57%
*UPM-Kymmene	654,034	16,118,318
		16,118,318
France – 13.32%
*Carrefour	253,324	19,470,050
France Telecom	832,193	24,334,294
*Renault	270,844	35,158,344
*Societe Generale	187,684	39,773,310
†Suez Strip	106,724	1,456
*Total	242,957	17,909,706
		136,647,160
Germany – 5.53%
*Bayer	383,134	26,329,450
*RWE	287,203	30,352,886
		56,682,336
Hong Kong – 3.39%
Hong Kong Electric Holdings	3,846,000	19,241,739
Wharf Holdings	4,208,000	15,489,037
		34,730,776
Italy – 6.69%
Intesa Sanpaolo	4,420,423	37,037,640
UniCredito Italiano	3,075,341	31,595,922
		68,633,562
Japan – 14.08%
Astellas Pharma	351,400	15,371,214
Canon	604,700	33,924,866
Kao	626,000	17,182,733
KDDI	2,289	17,987,697
Millea Holdings	470,700	17,440,680
Takeda Pharmaceutical	417,100	27,038,393
West Japan Railway	3,417	15,462,511
		144,408,094
Netherlands – 5.54%
*ING Groep	699,034	31,839,054
*Reed Elsevier	1,328,229	24,965,565
		56,804,619
New Zealand – 1.31%
*Telecom Corporation of New Zealand	3,778,396	13,468,857
		13,468,857
Spain – 7.72%
Banco Santander Central Hispanoamericano	1,137,960	20,482,226
*Iberdrola	494,989	24,515,130
Telefonica	1,519,861	34,137,047
		79,134,403
Switzerland – 1.02%
Novartis	179,758	10,441,441
		10,441,441
United Kingdom – 25.91%
Alliance Boots	658,122	14,683,058
Aviva	547,697	8,592,166
BG Group	1,221,859	17,617,954
BP	2,633,800	29,571,788
Compass Group	1,753,662	12,681,836
GKN	1,653,606	12,633,028
GlaxoSmithKline	1,261,630	36,387,153
HBOS	1,422,950	30,533,975
Lloyds TSB Group	1,869,978	21,610,429
Royal Bank of Scotland Group	633,932	24,283,467
*Royal Dutch Shell Class A	665,632	23,115,526
Unilever	1,085,662	33,964,685
		265,675,065
Total Common Stock (cost $738,092,818)		1,022,824,188

	Principal
	Amount (U.S.$)
Repurchase Agreements – 2.08%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $11,250,594, collateralized by $3,613,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $3,610,336, $106,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $107,720, $2,731,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $2,784,497 and $4,872,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $4,980,527)	$11,249,000	11,249,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $3,999,565, collateralized by $4,125,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $4,082,946)	3,999,000	3,999,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $6,058,858, collateralized by $6,302,000 U.S. Treasury Bills due 9/20/07, market value $6,182,597)	6,058,000	6,058,000

Total Repurchase Agreements (cost $21,306,000)		21,306,000

Total Value of Securities Before Securities Lending Collateral – 101.82% (cost $759,398,818)		1,044,130,188

(continues)

Statements of net assets

Delaware Pooled Trust – The Labor Select International Equity Portfolio

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Securities Lending Collateral** – 21.41%
Short-Term Investments – 21.41%
Fixed Rate Notes – 5.66%
Bank of Montreal 5.29% 6/4/07	$5,355,159	$5,355,159
Citigroup Global Markets 5.32% 5/1/07	14,675,480	14,675,480
Credit Agricole 5.31% 10/4/07	5,355,159	5,355,159
Fortis Bank 5.31% 6/18/07	8,032,738	8,032,738
HBOS Treasury Services 5.30% 6/29/07	8,568,254	8,568,254
ING Bank 5.31% 7/3/07	3,213,095	3,213,095
ING Bank 5.33% 7/9/07	5,355,159	5,355,159
Royal Bank of Canada 5.29% 5/29/07	4,819,643	4,819,643
Societe Generale 5.30% 6/1/07	2,677,579	2,677,579
		58,052,266
•Variable Rate Notes – 15.75%
ANZ National 5.32% 5/30/08	1,071,032	1,071,032
Australia New Zealand 5.32% 5/30/08	5,355,159	5,355,159
Bank of New York 5.32% 5/30/08	4,284,127	4,284,127
Barclays 5.31% 5/18/07	7,497,222	7,497,222
Bayerische Landesbank 5.37% 5/30/08	5,355,159	5,355,159
Bear Stearns 5.38% 10/31/07	7,497,222	7,497,222
BNP Paribas 5.33% 5/30/08	5,355,159	5,355,159
Calyon 5.33% 8/14/07	2,677,579	2,677,579
Canadian Imperial Bank
5.32% 5/30/08	3,748,611	3,748,611
5.33% 8/15/07	4,284,127	4,284,127
CDC Financial Products 5.36% 5/31/07	6,961,707	6,961,707
Citigroup Global Markets 5.38% 5/7/07	6,961,707	6,961,707
Commonwealth Bank 5.32% 5/30/08	5,355,159	5,355,159
Credit Suisse First Boston 5.32% 3/14/08	5,355,159	5,355,159
Deutsche Bank
5.34% 8/20/07	7,497,222	7,497,222
5.34% 9/21/07	803,274	803,274
Dexia Bank 5.32% 9/28/07	7,497,085	7,496,481
Goldman Sachs Group 5.45% 4/30/08	6,319,088	6,319,088
Marshall & Ilsley Bank 5.32% 5/30/08	5,890,675	5,890,675
Merrill Lynch Mortgage Capital 5.41% 5/8/07	6,961,707	6,961,707
Morgan Stanley 5.49% 5/30/08	6,961,707	6,961,707
National Australia Bank 5.31% 5/30/08	6,640,397	6,640,397
National Rural Utilities 5.31% 5/30/08	8,461,151	8,461,151
Nordea Bank, New York 5.31% 5/16/07	2,677,552	2,677,547
Nordea Bank, Norge 5.33% 5/30/08	5,355,159	5,355,159
Royal Bank of Scotland Group 5.33% 5/30/08	5,355,159	5,355,159
Societe Generale 5.31% 5/30/08	2,677,579	2,677,579
Sun Trust Bank 5.33% 7/30/07	6,961,707	6,961,707
Toronto Dominion 5.32% 5/29/07	4,284,127	4,284,127
Wells Fargo 5.33% 5/30/08	5,355,159	5,355,159
		161,457,268
Total Securities Lending Collateral (cost $219,509,534)		219,509,534

Total Value of Securities – 123.23% (cost $978,908,352)		$1,263,639,722 ©

Obligation to Return Securities Lending Collateral**– (21.41%)		(219,509,534)

Liabilities Net of Receivables and Other Assets – (1.82%)		(18,703,140)

Net Assets Applicable to 44,999,199 Shares Outstanding; Equivalent to $22.79 per Share – 100.00%		$1,025,427,048

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$660,965,185
Undistributed net investment income		4,276,455
Accumulated net realized gain on investments		75,454,389
Net unrealized appreciation of investments and foreign currencies		284,731,019
Total net assets		$1,025,427,048

Δ      Securities have been classified by country of origin. Classification by type of business has been presented on page 19 in “Country and sector allocations.”

†      Non-income producing security for the period ended April 30, 2007.

*      Fully or partially on loan.

**    See Note 11 in “Notes to financial statements.”

© Includes $209,575,784 of securities loaned.

•      Variable rate security. The rate shown is the rate as of April 30, 2007.

Summary of Abbreviations:

CHF – Swiss Francs

GBP – British Pound Sterling

JPY – Japanese Yen

USD – United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
Contracts to		In		Settlement	Appreciation
Receive (Deliver)		Exchange For		Date	(Depreciation)
CHF	(6,181,174)	USD	5,138,560	5/2/07	$21,482
GBP	(43,603,000)	USD	87,032,896	7/31/07	(90,017)
GBP	1,113,338	USD	(2,230,017)	5/1/07	(3,841)
JPY	76,004,925	USD	(636,963)	5/2/07	(885)
JPY	141,228,198	USD	(1,188,489)	5/1/07	(6,564)
					$(79,825)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)   See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Emerging Markets Portfolio

April 30, 2007 (Unaudited)

	Number of Shares	Value (U.S.$)
Common Stock – 90.33%Δ
Brazil – 8.92%
AES Tiete	115,038,657	$4,239,962
Companhia de Concessoes Rodoviarias	797,600	12,405,543
Companhia Siderurgica Nacional	172,400	7,455,501
Companhia Siderurgica Nacional ADR	22,700	976,327
Companhia Vale do Rio Doce ADR	144,000	4,923,360
CPFL Energia	256,347	4,031,207
†CPFL Energia ADR	108,700	5,142,597
Petroleo Brasileiro ADR	190,200	16,969,645
Santos-Brasil	323,399	3,973,156
Votorantim Celulose e Papel ADR	665,250	13,291,695
		73,408,993
Chile – 1.34%
Banco Santander ADR	147,900	7,306,260
†#Inversiones Aguas Metropolitanas 144A ADR	150,000	3,712,515
		11,018,775
China – 5.46%☐
China Merchants Holdings International	1,266,000	5,595,049
China Mobile	1,338,000	12,051,114
China Shipping Development	3,160,000	5,942,829
Fountain Set Holdings	5,698,000	1,978,964
Texwinca Holdings	8,370,000	5,951,750
TPV Technology	8,072,000	5,417,266
Zhejiang Expressway	9,760,000	7,989,760
		44,926,732
Czech Republic – 1.48%
Komercni Banka	65,149	12,143,555
		12,143,555
Egypt – 0.92%
MobiNil-Egyptian Mobile Services	271,507	7,593,600
		7,593,600
Hungary – 0.99%
OTP Bank	160,028	8,126,137
		8,126,137
India – 1.32%
Hero Honda Motors	382,122	6,364,199
Tata Steel	338,597	4,533,875
		10,898,074
Israel – 5.66%
Bank Hapoalim	3,400,322	17,740,129
Bezeq Israeli Telecommunication	7,630,081	12,164,431
Israel Chemicals	536,145	4,096,047
Teva Pharmaceutical Industries ADR	329,200	12,611,652
		46,612,259
Malaysia – 7.30%
Hong Leong Bank	5,452,900	10,146,175
Maxis Communications	4,492,700	17,067,534
MISC Foreign	4,286,000	12,091,727
Public Bank	2,396,700	6,568,006
Public Bank Foreign	1,317,300	3,839,980
Tanjong	2,117,200	10,353,498
		60,066,920
Mexico – 5.32%
†Banco Compartamos	489,265	2,474,402
Cemex SAB ADR	225,666	7,334,145
†Grupo Aeroportuario del Pacifico ADR	151,900	6,868,918
Grupo Modelo Series C	2,019,900	10,410,904
Grupo Televisa ADR	245,100	6,875,055
Kimberly-Clark de Mexico Class A	2,189,300	9,794,810
		43,758,234
Panama – 0.67%
Banco Latinoamericano Export Class E	281,200	5,508,708
		5,508,708
Phillippines – 0.85%
Philippine Long Distance Telephone ADR	130,200	6,953,982
		6,953,982
Poland – 1.63%
Bank Pekao	80,209	7,527,294
Telekomunikacja Polska	738,229	5,912,467
		13,439,761
Republic of Korea – 10.04%
Daelim Industrial	131,381	15,345,872
Hana Financial Group	333,640	17,421,196
Kookmin Bank	181,542	16,247,871
Korea Electric Power	248,210	10,122,924
Korea Gas	162,350	6,710,762
KT	96,860	4,348,049
KT ADR	379,689	8,603,753
Samsung Electronics	6,213	3,800,009
		82,600,436
Russia – 2.61%
†Evraz Group GDR	204,850	7,222,396
LUKOIL ADR	68,364	5,469,120
Mobile Telesystems ADR	159,000	8,760,900
		21,452,416
South Africa – 10.87%
African Bank Investments	3,722,637	17,844,480
Alexander Forbes	2,058,264	4,802,994
Aspen Pharmacare Holdings	1,094,329	5,972,656
Mittal Steel South Africa	325,290	5,850,381
Remgro	308,812	8,222,663
Sasol	523,107	17,904,448
Standard Bank Group	883,836	13,760,656
Telkom	365,945	8,934,438
Tiger Brands	222,225	6,203,565
		89,496,281
Taiwan – 16.98%
Asustek Computer	4,321,360	9,854,308
Chinatrust Financial Holding	6,581,000	5,156,104
Chunghwa Telecom	6,766,980	12,855,858
Chunghwa Telecom ADR	517,243	10,293,136
Far EasTone Telecommunications	2,833,000	3,192,926
Lite-On Technology	14,262,968	17,595,407
MediaTek	1,405,000	17,474,820
Mega Financial Holding	36,524,000	23,277,458
President Chain Store	5,000,376	12,823,834
Synnex Technology International	4,053,390	5,102,100
Taiwan Semiconductor Manufacturing	10,867,794	22,124,052
		139,750,003

(continues)

Statements of net assets

Delaware Pooled Trust – The Emerging Markets Portfolio

	Number of	Value
	Shares	(U.S.$)
Common Stock (continued)
Thailand – 5.12%
Advanced Info Service Foreign	4,502,500	$10,099,065
Kasikornbank - Foreign	2,298,754	4,641,559
Kasikornbank NVDR	562,846	1,082,158
Land & Houses NVDR	23,529,010	4,659,222
Siam Cement NVDR	2,437,300	16,182,623
Siam City Bank Foreign	8,263,500	4,134,720
Siam City Bank NVDR	104,000	51,685
Thai Union Frozen Products Foreign	2,083,342	1,323,993
		42,175,025
Turkey – 2.85%
Akbank	1,151,909	8,287,339
Tofas Turk Otomobil Fabrikasi	1,109,995	4,847,611
Turkcell Iletisim Hizmet	1,884,666	10,351,941
		23,486,891
Total Common Stock (cost $566,615,829)		743,416,782

Preferred Stock – 6.78%
Brazil – 2.90%
AES Tiete	72,100,000	2,473,134
Companhia Vale do Rio Doce Class A	229,018	7,872,529
=Itausa-Investimentos Itau	1,544,002	8,422,248
Itausa-Investimentos Itau-Preferred Rights	15,785	20,944
Ultrapar Participacoes	164,588	5,088,324
		23,877,179
Republic of Korea – 3.88%
Hyundai Motor	375,930	12,218,478
Samsung Electronics	41,832	19,679,162
		31,897,640
Total Preferred Stock (cost $36,826,850)		55,774,819

	Principal
	Amount
Repurchase Agreements – 1.82%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $7,930,123, collateralized by $2,547,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $2,544,655, $75,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $75,924, $1,925,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $1,962,583 and $3,434,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $3,510,400)	$7,929,000	7,929,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $2,818,398, collateralized by $2,907,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $2,877,762)	2,818,000	2,818,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $4,270,605, collateralized by $4,442,000 U.S. Treasury Bills due 9/20/07, market value $4,357,649)	4,270,000	4,270,000

Total Repurchase Agreements (cost $15,017,000)		15,017,000
Total Value of Securities – 98.93% (cost $618,459,679)		814,208,601
Receivables and Other Assets Net of Liabilities – 1.07%		8,794,132

Net Assets Applicable to 55,559,420 Shares Outstanding; Equivalent to $14.81 per Share – 100.00%		$823,002,733
Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$554,282,161
Undistributed net investment income		6,380,931
Accumulated net realized gain on investments		66,614,198
Net unrealized appreciation of investments and foreign currencies		195,725,443
Total net assets		$823,002,733

†      Non-income producing security for the period ended April 30, 2007.

#      Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2007, the aggregate amount of Rule 144A securities equaled $3,712,515, which represented 0.45% of the Portfolio’s net assets. See Note 12 in “Notes to financial statements.”

=      Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2007, the aggregate amount of fair valued securities equaled $8,422,248 which represented 1.02% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

Δ      Securities have been classified by country of origin. Classification by type of business has been presented on page 20 in “Country and sector allocations.”

☐ Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

April 30, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 96.46%Δ
Australia – 9.71%
DB RREEF Trust	2,705,661	$4,027,027
GPT Group	928,000	3,800,362
Macquarie Goodman Group	648,592	3,803,671
Stockland	740,422	5,271,476
Westfield Group	546,562	9,462,233
		26,364,769
Austria – 1.25%
†IMMOEAST	239,949	3,393,355
		3,393,355
Brazil – 2.07%
†BR Malls Participacoes	317,000	2,321,146
†Iguatemi Empresa de Shopping Centers	208,800	3,297,868
		5,619,014
Canada – 2.15%
Boardwalk Real Estate Investment Trust	52,885	2,151,133
Canadian Real Estate Investment Trust	40,801	1,102,362
RioCan Real Estate Investment Trust	111,126	2,572,918
		5,826,413
France – 3.53%
Fonciere Des Regions	21,218	4,049,513
Unibail	19,998	5,543,015
		9,592,528
Germany – 0.88%
IVG Immobilien	53,090	2,387,775
		2,387,775
Greece – 0.46%
Babis Vovos International Construction	33,225	1,252,222
		1,252,222
Hong Kong – 11.08%
Cheung Kong Holdings	211,000	2,733,480
Hang Lung Group	1,129,000	4,325,399
Henderson Land Development	559,000	3,340,356
Hongkong Land Holdings	1,029,400	4,790,577
Link REIT	944,000	2,146,262
New World Development	1,785,000	4,190,963
Shenzhen Investment	1,379,000	815,312
Sun Hung Kai Properties	662,000	7,734,400
		30,076,749
Italy – 1.12%
Beni Stabili	1,800,759	3,051,188
		3,051,188
Japan – 18.02%
Aeon Mall	65,600	2,195,349
Japan Prime Realty Investment	723	3,289,782
Japan Real Estate Investment	246	3,297,396
Japan Retail Fund Investment	298	2,999,413
Kenedix Realty Investment	174	1,305,493
Mitsubishi Estate	405,800	12,580,695
Mitsui Fudosan	315,900	9,220,604
Nippon Residential Investment	317	2,036,399
NTT Urban Development	1,273	3,023,441
Sumitomo Realty & Development	160,300	5,916,592
Tokyu REIT	276	3,055,964
		48,921,128

Malaysia – 0.43%
KLCC Property Holdings	1,043,200	1,164,797
		1,164,797
Netherlands – 1.40%
Rodamco Europe	25,707	3,785,701
		3,785,701
Singapore – 3.78%
CapitaCommerical Trust	1,862,367	3,437,377
CapitaMall Trust	1,097,796	2,859,769
K-REIT Asia	820,363	1,607,907
Mapletree Logistics Trust	2,670,000	2,346,679
		10,251,732
Sweden – 0.61%
Castellum	109,600	1,664,403
		1,664,403
United Kingdom – 11.32%
Big Yellow Group	96,097	1,227,129
British Land	222,473	6,502,220
Great Portland Estates	220,579	3,153,432
Hammerson	188,572	5,706,303
Land Securities Group	170,383	6,635,992
Liberty International	106,587	2,559,835
Minerva	193,681	1,574,744
Slough Estates	219,843	3,368,429
		30,728,084
United States – 28.65%
Alexandria Real Estate Equities	10,800	1,143,180
AMB Property	27,400	1,668,934
Archstone-Smith Trust	25,000	1,302,750
AvalonBay Communities	6,300	770,238
Boston Properties	25,500	2,997,780
Brandywine Realty Trust	31,500	1,035,720
BRE Properties	17,200	1,032,688
Brookfield Properties	113,048	4,633,950
Equity One	25,400	709,422
Equity Residential	58,400	2,711,512
Federal Realty Investment Trust	20,000	1,803,400
Forest City Enterprises Class A	12,800	855,168
General Growth Properties	79,600	5,082,460
Health Care Property Investors	50,500	1,787,195
Health Care REIT	14,400	651,456
Highwoods Properties	26,700	1,088,826
Host Hotels & Resorts	156,100	4,002,404
Kimco Realty	69,200	3,326,444
Kite Realty Group Trust	50,200	1,004,000
Liberty Property Trust	37,600	1,819,464
Macerich	24,000	2,282,880
Mack-Cali Realty	45,300	2,218,341
Marriott International Class A	42,000	1,898,820
ProLogis	79,600	5,158,080
Public Storage	17,600	1,642,432
Regency Centers	20,700	1,705,680
Simon Property Group	61,900	7,135,831
SL Green Realty	13,400	1,888,060
Spirit Finance	55,400	797,206
Starwood Hotels & Resorts Worldwide	62,000	4,155,240

(continues)

Statements of net assets

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

	Number of	Value
	Shares	(U.S.$)

Common Stock (continued)
United States (continued)
U-Store-It Trust	34,700	$638,827
Ventas	61,400	2,588,624
Vornado Realty Trust	44,100	5,231,583
Washington Real Estate Investment Trust	26,700	1,010,862
		77,779,457
Total Common Stock (cost $257,941,557)		261,859,315
	Principal
	Amount
	(U.S.$)
^Federal Agency (Discount Note) – 2.89%
Fannie Mae Discount Note 5.077% 5/1/07	$7,850,000	7,850,000
Total Federal Agency (Discount Note)
(cost $7,850,000)		7,850,000
Total Value of Securities – 99.35%
(cost $265,791,557)		269,709,315
Receivables and Other Assets
Net of Liabilities – 0.65%		1,775,062
Net Assets Applicable to 30,857,331
Shares Outstanding – 100.00%		$271,484,377

Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio Original Class
($271,474,029 / 30,856,154 Shares)		$8.80
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio Class P
($10,348 / 1,177 Shares)		$8.79

Components of Net Assets at April 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$266,775,661
Undistributed net investment income		235,745
Accumulated net realized gain on investments		548,623
Net unrealized appreciation of investments and foreign currencies		3,924,348
Total net assets		$271,484,377

Δ      Securities have been classified by country of origin. Classification by type of business has been presented on page 21 in “Country and sector allocations.”

†      Non-income producing security for the period ended April 30, 2007.

^      Zero coupon security. The rate shown is the yield at the time of purchase.

REIT – Real Estate Investment Trust

See accompanying notes

Statements of net assets

Delaware Pooled Trust – The Global Fixed Income Portfolio

April 30, 2007 (Unaudited)

	Principal		Value
	Amount°		(U.S.$)

Bonds – 98.29%
Australia – 1.15%
New South Wales Treasury 5.50% 8/1/14	AUD	850,000	$677,406
Queensland Treasury 6.00% 10/14/15	AUD	3,000,000	2,471,681
			3,149,087
Austria – 7.01%
Oesterreichesche Kontrollbank
1.80% 3/22/10	JPY	1,200,000,000	10,278,270
5.25% 4/25/08	EUR	2,659,000	3,664,223
Republic of Austria 5.25% 1/4/11	EUR	3,700,000	5,234,986
			19,177,479
Belgium – 0.55%
Kingdom of Belgium 3.75% 3/28/09	EUR	1,100,000	1,490,839
			1,490,839
Finland – 4.31%
Republic of Finland
5.375% 7/4/13	EUR	1,960,000	2,848,897
5.75% 2/23/11	EUR	6,200,000	8,933,294
			11,782,191
France – 12.27%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	1,100,000,000	9,100,476
Government of France
4.00% 10/25/09	EUR	2,300,000	3,129,277
5.00% 10/25/16	EUR	5,040,000	7,308,190
5.75% 10/25/32	EUR	5,000,000	8,265,307
8.50% 10/25/19	EUR	3,000,000	5,757,721
			33,560,971
Germany – 15.68%
Deutschland Republic
3.75% 1/4/15	EUR	4,900,000	6,514,074
4.25% 1/4/14	EUR	5,900,000	8,098,183
4.75% 7/4/28	EUR	6,750,000	9,741,330
KFW
1.85% 9/20/10	JPY	1,050,000,000	9,025,227
5.25% 7/4/12	EUR	3,000,000	4,287,494
Rentenbank
1.375% 4/25/13	JPY	290,000,000	2,430,612
5.75% 1/21/15	AUD	3,480,000	2,784,205
			42,881,125
Ireland – 5.21%
Republic of Ireland
5.00% 4/18/13	EUR	10,000,000	14,249,644
			14,249,644
Italy – 5.37%
Republic of Italy
0.65% 3/20/09	JPY	1,250,000,000	10,433,947
3.70% 11/14/16	JPY	432,000,000	4,246,712
			14,680,659
Japan – 9.56%
Development Bank of Japan 1.40% 6/20/12	JPY	1,200,000,000	10,193,551
Japan Finance Corporation for Municipal Enterprises
*1.55% 2/21/12	JPY	1,220,000,000	10,370,346
2.00% 5/9/16	JPY	640,000,000	5,583,757
			26,147,654
Mexico – 4.06%
Mexican Bonos
8.00% 12/23/10	MXN	20,000,000	1,850,205
9.00% 12/20/12	MXN	35,000,000	3,385,818
9.50% 12/18/14	MXN	35,000,000	3,529,304
10.00% 12/5/24	MXN	21,000,000	2,330,990
			11,096,317
Netherlands – 7.16%
Bank Nederlandse Gemeenten 0.80% 9/22/08	JPY	850,000,000	7,119,861
Netherlands Government
4.25% 7/15/13	EUR	3,400,000	4,665,993
7.50% 1/15/23	EUR	4,200,000	7,803,152
			19,589,006
Norway – 3.54%
Eksportfinans 1.80% 6/21/10	JPY	1,130,000,000	9,682,611
			9,682,611
Poland – 2.63%
Poland Government
5.50% 3/12/12	EUR	5,000,000	7,204,522
			7,204,522
Singapore – 2.05%
Singapore Government
3.625% 7/1/11	SGD	4,000,000	2,757,049
3.625% 7/1/14	SGD	2,000,000	1,405,415
3.75% 9/1/16	SGD	2,000,000	1,434,455
			5,596,919
Spain – 2.37%
Instituto de Credito Oficial 5.50% 10/11/12	AUD	1,330,000	1,060,044
Spanish Government 5.50% 7/30/17	EUR	3,600,000	5,425,760
			6,485,804
Supranational – 10.40%
European Investment Bank
*1.40% 6/20/17	JPY	135,000,000	1,112,984
*2.125% 9/20/07	JPY	410,000,000	3,450,831
5.00% 4/15/08	EUR	4,000,000	5,498,748
6.00% 8/14/13	AUD	1,600,000	1,307,383
Inter-American Development Bank
1.90% 7/8/09	JPY	558,000,000	4,770,981
5.50% 3/30/10	EUR	5,700,000	8,072,868
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	500,000,000	4,225,102
			28,438,897

(continues)

Statements of net assets

Delaware Pooled Trust – The Global Fixed Income Portfolio

	Principal Amount°		Value (U.S.$)
Bonds (continued)
United States – 4.97%
U.S. Treasury Inflation Index Note 3.00% 7/15/12	USD	8,034,431	$8,432,706
U.S. Treasury Notes 3.625% 5/15/13		5,400,000	5,149,829
			13,582,535
Total Bonds (cost $262,007,675)			268,796,260
Repurchase Agreements – 0.34%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $494,070, collateralized by $159,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $158,437, $5,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $4,727, $120,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $122,196 and $214,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $218,567)		494,000	494,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $175,025, collateralized by $181,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $179,177)		175,000	175,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $266,038, collateralized by $277,000 U.S. Treasury Bills due 9/20/07, market value $271,319)		266,000	266,000
Total Repurchase Agreements (cost $935,000)			935,000
Total Value of Securities Before Securities Lending Collateral – 98.63% (cost $262,942,675)			269,731,260

Securities Lending Collateral** – 4.33%
Short-Term Investments – 4.33%
Fixed Rate Notes – 1.15%
Bank of Montreal 5.29% 6/4/07		288,856	288,856
Citigroup Global Markets 5.32% 5/1/07		797,092	797,092
Credit Agricole 5.31% 10/4/07		288,856	288,856
Fortis Bank 5.31% 6/18/07		433,284	433,284
HBOs Treasury Services 5.30% 6/29/07		462,170	462,170
ING Bank
5.31% 7/3/07		173,314	173,314
5.33% 7/9/07		288,856	288,856
Royal Bank of Canada 5.29% 5/29/07		259,971	259,971
Societe Generale 5.30% 6/1/07		144,428	144,428
			3,136,827
•Variable Rate Notes — 3.18%
ANZ National 5.32% 5/30/08		57,771	57,771
Australia New Zealand 5.32% 5/30/08		288,856	288,856
Bank of New York 5.32% 5/30/08		231,085	231,085
Barclays 5.31% 5/18/07		404,399	404,399
Bayerische Landesbank 5.37% 5/30/08		288,856	288,856
Bear Stearns 5.38% 10/31/07		404,399	404,399
BNP Paribas 5.33% 5/30/08		288,856	288,856
Calyon 5.33% 8/14/07		144,428	144,428
Canadian Imperial Bank
5.32% 5/30/08		231,085	231,085
5.33% 8/15/07		202,200	202,200
CDC Financial Products 5.36% 5/31/07		375,513	375,513
Citigroup Global Markets 5.38% 5/7/07		375,513	375,513
Commonwealth Bank 5.32% 5/30/08		288,856	288,856
Credit Suisse First Boston 5.32% 3/14/08		288,856	288,856
Deutsche Bank London
5.34% 8/20/07		404,399	404,399
5.34% 9/21/07		43,329	43,329
Dexia Bank 5.32% 9/28/07		404,391	404,359
Goldman Sachs Group 5.45% 4/30/08		340,850	340,850
Marshall & Ilsley Bank 5.32% 5/30/08		317,742	317,742
Merrill Lynch Mortgage Capital 5.41% 5/8/07		375,513	375,513
MoDeutsche Bank London rgan Stanley 5.49% 5/30/08		375,513	375,513
National Australia Bank 5.31% 5/30/08		358,182	358,182
National Rural Utilities 5.31% 5/30/08		456,393	456,393
Nordea Bank, New York 5.31% 5/16/07		144,427	144,426
Nordea Bank, Norge 5.33% 5/30/08		288,856	288,856
Royal Bank of Scotland Group 5.33% 5/30/08		288,856	288,856
Societe Generale 5.31% 5/30/08		144,428	144,428
Sun Trust Bank 5.33% 7/30/07		375,513	375,513
Toronto Dominion 5.32% 5/29/07		231,085	231,085
Wells Fargo 5.33% 5/30/08		288,856	288,856
			8,708,973
Total Securities Lending Collateral (cost $11,845,800)			11,845,800

Total Value of Securities – 102.96% (cost $274,788,475)	$281,577,060 ©
Obligation to Return Securities Lending Collateral**– (4.33%)	(11,845,800)
Receivables and Other Assets Net of Liabilities – 1.37%	3,756,049
Net Assets Applicable to 24,474,158 Shares Outstanding; Equivalent to $11.17 Per Share – 100.00%	$273,487,309

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)	$266,007,871
Undistributed net investment income	2,844,397
Accumulated net realized loss on investments	(2,244,143)
Net unrealized appreciation of investments and foreign currencies	6,879,184
Total net assets	$273,487,309

° Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

EUR – European Monetary Unit

JPY – Japanese Yen

MXN – Mexican Peso

SGD – Singapore Dollar

USD – United States Dollar

*      Fully or partially on loan.

**    See Note 11 in “Notes to financial statements.”

©     Includes $11,288,351 of securities loaned.

•      Variable rate security. The rate shown is the rate as of April 30, 2007.

See accompanying notes

(continues)

Statements of net assets

Delaware Pooled Trust – The International Fixed Income Portfolio

April 30, 2007 (Unaudited)

	Principal Amount°		Value (U.S.$)
Bonds – 98.30%
Australia – 2.22%
New South Wales Treasury 5.50% 8/1/14	AUD	300,000	$239,084
Queensland Treasury 6.00% 10/14/15	AUD	540,000	444,903
			683,987
Austria – 6.34%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	125,000,000	1,070,653
Republic of Austria
5.25% 1/4/11	EUR	500,000	707,430
6.25% 7/15/27	EUR	105,000	179,212
			1,957,295
Belgium – 7.43%
Kingdom of Belgium
5.50% 3/28/28	EUR	1,000,000	1,576,900
5.75% 9/28/10	EUR	500,000	716,622
			2,293,522
Finland – 3.42%
Republic of Finland 5.00% 4/25/09	EUR	760,000	1,053,943
			1,053,943
France – 7.53%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	12,000,000	99,278
Government of France 5.00% 10/25/16	EUR	520,000	754,020
5.50% 4/25/10	EUR	500,000	708,017
5.75% 10/25/32	EUR	460,000	760,407
			2,321,722
Germany – 24.51%
Bundesobligation 3.25% 4/9/10	EUR	100,000	133,250
Deutschland Republic 4.50% 1/4/13	EUR	200,000	277,885
6.50% 7/4/27	EUR	560,000	984,297
DSL Finance 5.75% 3/19/09	EUR	1,500,000	1,073,383
Kredit Fuer Wiederaufbau
1.75% 3/23/10	JPY	150,000,000	1,283,015
1.85% 9/20/10	JPY	140,000,000	1,203,364
5.00% 7/4/11	EUR	750,000	1,055,053
Rentenbank
1.375% 4/25/13	JPY	160,000,000	1,341,026
5.75% 1/21/15	AUD	260,000	208,015
			7,559,288
Ireland – 4.16%
Republic of Ireland 5.00% 4/18/13	EUR	900,000	1,282,468
			1,282,468
Italy – 5.68%
Republic of Italy 0.65% 3/20/09	JPY	210,000,000	1,752,903
			1,752,903
Japan – 16.26%
Development Bank of Japan
1.40% 6/20/12	JPY	190,000,000	1,613,979
1.75% 6/21/10	JPY	160,000,000	1,370,539
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	208,000,000	1,768,059
2.00% 5/9/16	JPY	30,000,000	261,739
			5,014,316
Mexico – 1.94%
Mexican Bonos
8.00% 12/23/10	MXN	3,000,000	277,531
9.50% 12/18/14	MXN	970,000	97,812
10.00% 12/5/24	MXN	2,000,000	221,999
			597,342
Netherlands – 8.89%
Bank Nederlandse Gemeenten 4.625% 9/13/12	EUR	1,000,000	1,389,123
Netherlands Government
3.75% 7/15/14	EUR	248,000	330,055
7.50% 1/15/23	EUR	550,000	1,021,841
			2,741,019
Norway – 3.27%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,008,552
			1,008,552
Portugal – 0.92%
Portugal Obrigacoes do Tesouro OT 5.15% 6/15/11	EUR	200,000	282,841
			282,841
Spain – 4.40%
Spanish Government 5.50% 7/30/17	EUR	900,000	1,356,440
			1,356,440
Supranational – 1.33%
European Investment Bank 1.40% 6/20/17	JPY	50,000,000	412,216
			412,216
Total Bonds (cost $29,622,856)			30,317,854

Repurchase Agreements – 1.24%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $201,229, collateralized by $64,600 U.S. Treasury Notes 2.75% due 8/15/07, market value $64,561, $1,900 U.S. Treasury Notes 3.125% due 5/15/07, market value $1,926, $48,800 U.S. Treasury Notes 4.375% due 5/15/07, market value $49,793 and $87,100 U.S. Treasury Notes 4.75% due 11/15/08, market value $89,063)	USD	201,200	201,200

	Principal Amount°		Value (U.S.$)
Repurchase Agreements (continued)
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $71,510, collateralized by $73,800 U.S. Treasury Notes 3.625% due 7/15/09, market value $73,012)	USD	71,500	$71,500
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $108,315, collateralized by $112,700 U.S. Treasury Bills due 9/20/07, market value $110,559)	108,300		108,300
Total Repurchase Agreements (cost $381,000)			381,000
Total Value of Securities – 99.54% (cost $30,003,856)			30,698,854
Receivables and Other Assets Net of Liabilities – 0.46%			142,089
Net Assets Applicable to 2,782,512 Shares Outstanding; Equivalent to $11.08 per Share – 100.00%			$30,840,943

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)			$31,396,626
Undistributed net investment income			392,891
Accumulated net realized loss on investments			(1,654,838)
Net unrealized appreciation of investments and foreign currencies			706,264
Total net assets			$30,840,943

°       Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

EUR – European Monetary Unit

JPY – Japanese Yen

MXN – Mexican Peso

USD – United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2007:

Foreign Currency Exchange Contracts(1)

Contracts to Receive		In Exchange For		Settlement Date	Unrealized Depreciation
EUR	99,164	USD	(135,547)	5/2/07	$(228)
JPY	17,963,898	USD	(150,906)	5/2/07	(568)
					$(796)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1) See Note 8 in “Notes to financial statements.”

See accompanying notes

(continues)

Statements of assets and liabilities

Delaware Pooled Trust

April 30, 2007 (Unaudited)

	The Large-Cap Value Equity Portfolio	The All-Cap Growth Equity Portfolio	The Large-Cap Growth Equity Portfolio
Assets:
Investments at market	$15,171,509	$7,843,133	$339,524,970
Cash	2,934	1,116	596
Dividends and interest receivable	30,665	1,731	153,650
Receivable for securities sold	—	13,692	—
Due from DMC	—	—	—
Variation margin receivable on futures contracts	—	—	—
Total assets	15,205,108	7,859,672	339,679,216
Liabilities:
Payable for securities purchased	—	—	—
Liquidations payable	—	—	80,000
Distributions payable	—	—	—
Due to manager and affiliates	2,813	3,375	172,913
Other accrued expenses	20,726	6,974	46,773
Total liabilities	23,539	10,349	299,686
Total net assets	$15,181,569	$7,849,323	$339,379,530

Investments at cost	$12,832,336	$6,772,524	$318,489,950

See accompanying notes

	The Mid-Cap Growth Equity Portfolio	The Small-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio	The Smid-Cap Growth Equity Portfolio	The Real Estate Investment Trust Portfolio II	The Intermediate Fixed Income Portfolio
Assets:
Investments at market	$4,988,524	$52,862,022	$6,168,172	$2,517,536	$14,359,310	$28,744,938
Cash	933	1,274	47,665	684	9,846	10,840
Dividends and interest receivable	1,066	11,072	2,206	—	6,359	232,887
Receivable for securities sold	15,184	511,739	—	37,076	157,648	4,429
Due from DMC	—	—	—	178	—	—
Variation margin receivable on futures contracts	—	—	—	—	—	3,859
Total assets	5,005,707	53,386,107	6,218,043	2,555,474	14,533,163	28,996,953
Liabilities:
Payable for securities purchased	14,785	325,342	—	30,043	188,413	649,840
Liquidations payable	—	—	—	—	—	—
Distributions payable	—	—	—	—	—	31,801
Due to manager and affiliates	1,427	37,007	3,209	345	7,818	7,150
Other accrued expenses	9,220	17,388	7,271	6,771	14,829	13,436
Total liabilities	25,432	379,737	10,480	37,159	211,060	702,227
Total net assets	$4,980,275	$53,006,370	$6,207,563	$2,518,315	$14,322,103	$28,294,726

Investments at cost	$3,601,162	$38,533,168	$5,948,763	$2,041,339	$13,222,364	$28,632,020

(continues)

Statements of assets and liabilities

Delaware Pooled Trust

April 30, 2007 (Unaudited)

	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio
Assets:
Investments at market	$80,716,990	$23,601,627	$330,608,887
Short-term investments held as collateral for loaned securities	—	—	—
Cash	811,264	21,577	—
Foreign currencies	—	—	306,469
Dividends and interest receivable	492,940	506,464	2,617,447
Subscriptions receivable	—	19,007	—
Receivable for securities sold	823,715	828,905	1,200,649
Variation margin receivable on futures contracts	10,035	—	51,920
Other assets	—	—	—
Total assets	82,854,944	24,977,580	334,785,372
Liabilities:
Cash overdraft	—	—	1,638,892
Payable for securities purchased	14,485,356	1,199,314	60,443,500
Liquidations payable	40,000	28,729	35,000
Due to manager and affiliates	18,850	8,271	90,180
Other accrued expenses	16,429	10,008	32,945
Foreign currency contracts, at value	—	—	133,874
Obligation to return security lending collateral	—	—	—
Other liabilities	—	—	—
Total liabilities	14,560,635	1,246,322	62,374,391
Total net assets	$68,294,309	$23,731,258	$272,410,981

Investments at cost	$80,402,862	$23,312,688	$328,685,700
Cost of short-term investments held as collateral for loaned securities	$—	$—	$—
Foreign currencies at cost	$—	$—	$309,702

See accompanying notes

	The International Equity Portfolio	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Global Real Estate Securities Portfolio	The Global Fixed Income Portfolio	The International Fixed Income Portfolio
Assets:
Investments at market	$2,366,725,113	$1,044,130,188	$814,208,601	$269,709,315	$269,731,260	$30,698,854
Short-term investments held as collateral for loaned securities	510,094,006	219,509,534	—	—	11,845,800	—
Cash	1,489	898	2,485,117	72,474	1,248,286	86,419
Foreign currencies	976	4	5,791,211	225,279	4	167,573
Dividends and interest receivable	14,330,177	5,816,586	3,472,771	531,228	3,314,162	374,129
Subscriptions receivable	3,725,332	—	155,694	1,356,583	333	—
Receivable for securities sold	—	—	2,120,770	1,390,947	—	—
Variation margin receivable on futures contracts	—	—	—	—	—	—
Other assets	—	—	—	28,193	—	—
Total assets	2,894,877,093	1,269,457,210	828,234,164	273,314,019	286,139,845	31,326,975
Liabilities:
Cash overdraft	—	—	—	—	—	—
Payable for securities purchased	33,213,886	17,951,260	3,490,012	1,140,773	—	453,229
Liquidations payable	299,081	5,500,000	—	158,331	578,073	—
Due to manager and affiliates	1,607,261	693,393	723,804	530,538	111,471	12,398
Other accrued expenses	703,593	296,150	998,037	—	117,192	19,609
Foreign currency contracts, at value	209,166	79,825	—	—	—	796
Obligation to return security lending collateral	510,094,006	219,509,534	—	—	11,845,800	—
Other liabilities	—	—	19,578	—	—	—
Total liabilities	546,126,993	244,030,162	5,231,431	1,829,642	12,652,536	486,032
Total net assets	$2,348,750,100	$1,025,427,048	$823,002,733	$271,484,377	$273,487,309	$30,840,943

Investments at cost	$1,606,596,392	$759,398,818	$618,459,679	$265,791,557	$262,942,675	$30,003,856
Cost of short-term investments held as collateral for loaned securities	$510,094,006	$219,509,534	$—	$—	$11,845,800	$—
Foreign currencies at cost	$954	$4	$5,825,544	$220,296	$4	$167,588

Statements of operations

Delaware Pooled Trust

	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)
	The Large-Cap Value Equity Portfolio	The All-Cap Growth Equity Portfolio	The Large-Cap Growth Equity Portfolio

Investment Income:
Dividends	$204,416	$13,165	$1,228,885
Interest	4,785	4,348	46,768
Foreign tax withheld	—	—	—
	209,201	17,513	1,275,653
Expenses:
Management fees	41,485	30,048	859,480
Accounting and administration expenses	3,017	1,603	62,508
Reports and statements to shareholders	555	609	6,885
Registration fees	25,770	8,370	26,463
Legal fees	768	516	18,783
Dividend disbursing and transfer agent fees and expenses	2,409	1,974	16,082
Custodian fees	204	984	12,375
Trustees’ fees and benefits	1,607	964	24,427
Dues and services	950	285	392
Audit and tax	5,640	5,618	8,433
Consulting fees	136	60	2,594
Trustees’ expenses	38	23	660
Pricing fees	294	234	216
Insurance fees	152	101	5,035
Taxes (other than taxes on income)	42	23	—
	83,067	51,412	1,044,333
Less expenses absorbed or waived	(30,572)	(15,005)	(9,816)
Less expense paid indirectly	(42)	(113)	(3,064)
Total operating expenses	52,453	36,294	1,031,453
Net Investment Income (Loss)	156,748	(18,781)	244,200
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	520,372	57,263	151,752
Futures contracts	—	—	—
Swap contracts	—	—	—
Foreign currencies	—	53	—
Net realized gain (loss)	520,372	57,316	151,752
Net change in unrealized appreciation/depreciation of investments and foreign currencies	665,009	196,742	11,146,823

Net Realized and Unrealized Gain on Investments and Foreign Currencies	1,185,381	254,058	11,298,575

Net Increase In Net Assets Resulting from Operations	$1,342,129	$235,277	$11,542,775

See accompanying notes

	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)	Six Months Ended 4/30/07 (Unaudited)
	The Mid-Cap Growth Equity Portfolio	The Small-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio	The Smid-Cap Growth Equity Portfolio	The Real Estate Investment Trust Portfolio II	The Intermediate Fixed Income Portfolio

Investment Income:
Dividends	$41,901	$108,239	$23,804	$6,233	$271,940	$—
Interest	22,560	51,400	3,715	—	18,624	720,440
Foreign tax withheld	—	—	—	—	(465)	—
	64,461	159,639	27,519	6,233	290,099	720,440
Expenses:
Management fees	48,521	208,023	22,717	8,915	76,159	56,531
Accounting and administration expenses	2,588	11,094	1,212	475	4,062	5,653
Reports and statements to shareholders	371	2,406	125	626	1,094	635
Registration fees	6,270	8,105	1,064	1,429	5,807	4,342
Legal fees	1,568	3,695	315	144	1,492	2,014
Dividend disbursing and transfer agent fees and expenses	2,269	4,855	2,123	1,677	2,582	3,262
Custodian fees	476	2,256	1,383	1,663	2,123	6,123
Trustees’ fees and benefits	1,685	6,511	604	224	2,508	2,914
Dues and services	740	1,528	1	142	899	58
Audit and tax	5,689	6,716	5,360	5,353	5,856	5,764
Consulting fees	149	495	51	22	209	237
Trustees’ expenses	47	132	12	5	58	58
Pricing fees	421	556	264	370	396	4,100
Insurance fees	175	356	67	38	105	349
Taxes (other than taxes on income)	78	988	—	15	—	6
	71,047	257,716	35,298	21,098	103,350	92,046
Less expenses absorbed or waived	(9,251)	(4,297)	(6,306)	(9,589)	(12,192)	(28,546
Less expense paid indirectly	(13)	(49)	(670)	(418)	(173)	(703
Total operating expenses	61,783	253,370	28,322	11,091	90,985	62,797
Net Investment Income (Loss)	2,678	(93,731)	(803)	(4,858)	199,114	657,643

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	3,671,311	6,195,976	(10,513)	115,059	4,929,223	52,705
Futures contracts	—	—	—	—	—	(1,107
Swap contracts	—	—	—	—	—	10,744
Foreign currencies	—	—	—	—	—	—
Net realized gain (loss)	3,671,311	6,195,976	(10,513)	115,059	4,929,223	62,342
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,767,355)	(1,319,324)	120,032	108,689	(3,405,956)	4,450

Net Realized and Unrealized Gain on Investments and Foreign Currencies	1,903,956	4,876,652	109,519	223,748	1,523,267	66,792

Net Increase In Net Assets Resulting from Operations	$1,906,634	$4,782,921	$108,716	$218,890	$1,722,381	$724,435

(continues)

Statements of operations

Delaware Pooled Trust

	Six Months Ended 4/30/07	Six Months Ended 4/30/07	Six Months Ended 4/30/07
	(Unaudited)	(Unaudited)	(Unaudited)
	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio
Investment Income:
Dividends	$—	$—	$4,565
Interest	1,504,808	447,787	6,653,069
Securities lending income	—	—	—
Foreign tax withheld	—	—	—
	1,504,808	447,787	6,657,634
Expenses:
Management fees	116,802	25,432	520,702
Accounting and administration expenses	11,680	2,261	48,437
Reports and statements to shareholders	1,240	135	4,211
Registration fees	12,761	4,369	12,525
Legal fees	3,015	734	16,850
Dividend disbursing and transfer agent fees and expenses	4,800	2,142	13,632
Custodian fees	10,887	1,157	21,412
Trustees’ fees and benefits	5,270	666	20,391
Dues and services	210	121	330
Audit and tax	6,229	5,416	9,308
Consulting fees	465	77	2,038
Trustees’ expenses	109	13	455
Pricing fees	5,375	2,240	5,461
Insurance fees	836	236	3,030
Distribution expenses - Class P	—	—	—
Taxes (other than taxes on income)	299	—	332
	179,978	44,999	679,114
Less expenses absorbed or waived	(40,376)	(11,300)	(100,106)
Less expense paid indirectly	(10,711)	(239)	(20,697)
Total operating expenses	128,891	33,460	558,311
Net Investment Income	1,375,917	414,327	6,099,323

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	233,354	90,451	1,683,825
Futures contracts	1,108	—	144,879
Swap contracts	10,016	—	43,114
Foreign currencies	—	—	(150,687)
Net realized gain (loss)	244,478	90,451	1,721,131
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(120,888)	249,940	(113,765)

Net Realized and Unrealized Gain On Investments and Foreign Currencies	123,590	340,391	1,607,366

Net Increase In Net Assets Resulting from Operations	$1,499,507	$754,718	$7,706,689

*Commencement of operations.

See accompanying notes

	Six Months Ended 4/30/07	Six Months Ended 4/30/07	Six Months Ended 4/30/07	1/10/07* to 4/30/07	Six Months Ended 4/30/07	Six Months Ended 4/30/07
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	The International Equity Portfolio	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Global Real Estate Securities Portfolio	The Global Fixed Income Portfolio	The International Fixed Income Portfolio
Investment Income:
Dividends	$33,414,289	$14,690,257	$14,444,494	$1,181,982	$—	$—
Interest	1,056,851	500,150	172,383	220,009	3,860,383	424,278
Securities lending income	1,035,977	418,074	—	—	10,480	—
Foreign tax withheld	(2,295,258)	(1,021,531)	(1,124,131)	(55,142)	—	—
	33,211,859	14,586,950	13,492,746	1,346,849	3,870,863	424,278
Expenses:
Management fees	8,246,658	3,598,309	3,849,406	435,715	671,035	75,053
Accounting and administration expenses	439,822	191,909	153,976	18,648	53,683	6,004
Reports and statements to shareholders	42,650	21,028	19,087	4,800	5,130	1,250
Registration fees	16,933	7,368	6,965	28,485	4,673	5,232
Legal fees	125,046	55,572	45,968	16,605	20,738	2,868
Dividend disbursing and transfer agent fees and expenses	112,269	50,357	40,136	4,474	14,321	3,145
Custodian fees	490,738	208,605	808,917	39,831	74,649	7,058
Trustees’ fees and benefits	221,714	94,724	74,218	1,608	27,564	3,785
Dues and services	3,805	2,180	2,755	—	977	63
Audit and tax	49,084	23,838	22,946	7,152	11,194	6,106
Consulting fees	16,077	7,711	6,368	303	2,276	290
Trustees’ expenses	5,193	1,872	1,773	66	650	108
Pricing fees	5,405	2,970	3,966	2,000	3,096	1,794
Insurance fees	29,584	14,575	12,168	1,348	3,531	402
Distribution expenses - Class P	—	—	—	7	—	—
Taxes (other than taxes on income)	13,556	2,896	6,023	—	—	—
	9,818,534	4,283,914	5,054,672	561,042	893,517	113,158
Less expenses absorbed or waived	—	—	—	(21,614)	(64,177)	(20,087)
Less expense paid indirectly	(4,924)	(2,984)	(5,733)	(33,771)	(4,053)	(89)
Total operating expenses	9,813,610	4,280,930	5,048,939	505,657	825,287	92,982
Net Investment Income	23,398,249	10,306,020	8,443,807	841,192	3,045,576	331,296

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	119,810,229	77,803,216	67,093,540	548,623	3,151,033	740,251
Futures contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Foreign currencies	(5,778,040)	(3,397,325)	(246,646)	(605,447)	147,436	118,883
Net realized gain (loss)	114,032,189	74,405,891	66,846,894	(56,824)	3,298,469	859,134
Net change in unrealized appreciation/depreciation of investments and foreign currencies	159,696,129	40,302,122	54,000,347	3,924,348	1,491,644	(182,904)

Net Realized and Unrealized Gain On Investments and Foreign Currencies	273,728,318	114,708,013	120,847,241	3,867,524	4,790,113	676,230

Net Increase In Net Assets Resulting from Operations	$297,126,567	$125,014,033	$129,291,048	$4,708,716	$7,835,689	$1,007,526

Statements of changes in net assets

Delaware Pooled Trust

	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)
	The Large-Cap Value Equity Portfolio	The Large-Cap Value Equity Portfolio	The All-Cap Growth Equity Portfolio	The All-Cap Growth Equity Portfolio
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$156,748	$247,901	$(18,781)	$(28,355)
Net realized gain (loss) on investments and foreign currencies	520,372	1,207,661	57,316	(378,236)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	665,009	1,215,827	196,742	448,060
Net increase in net assets resulting from operations	1,342,129	2,671,389	235,277	41,469

Dividends and Distributions to Shareholders from:
Net investment income	(266,537)	(140,010)	—	—
Net realized gain on investments	—	—	—	—
	(266,537)	(140,010)	—	—

Capital Share Transactions:
Proceeds from shares sold	77,368	4,941,355	—	509,899
Net asset value of shares issued upon reinvestment of dividends and distributions	208,556	97,102	—	—
	285,924	5,038,457	—	509,899
Cost of shares repurchased	(2,497,257)	(892,052)	(369,168)	(7,090,355)
Increase (decrease) in net assets derived from capital share transactions	(2,211,333)	4,146,405	(369,168)	(6,580,456)
Net Increase (Decrease) In Net Assets	(1,135,741)	6,677,784	(133,891)	(6,538,987)

Net Assets:
Beginning of period	16,317,310	9,639,526	7,983,214	14,522,201
End of period	$15,181,569	$16,317,310	$7,849,323	$7,983,214
Undistributed net investment income	$95,070	$204,859	$—	$—

*Commencement of operations.

See accompanying notes

	Six Months Ended 4/30/07	11/1/05* to 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
	The Large-Cap Growth Equity Portfolio	The Large-Cap Growth Equity Portfolio	The Mid-Cap Growth Equity Portfolio	The Mid-Cap Growth Equity Portfolio	The Small-Cap Growth Equity Portfolio	The Small-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$244,200	$132,012	$2,678	$(19,248)	$(93,731)	$(281,976)	$(803)	$7,195
Net realized gain (loss) on investments and foreign currencies	151,752	(8,259,364)	3,671,311	1,862,317	6,195,976	15,050,653	(10,513)	279,469
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,146,823	9,888,197	(1,767,355)	97,174	(1,319,324)	(5,623,061)	120,032	(146,300)
Net increase in net assets resulting from operations	11,542,775	1,760,845	1,906,634	1,940,243	4,782,921	9,145,616	108,716	140,364

Dividends and Distributions to Shareholders from:
Net investment income	(132,656)	(21,731)	—	—	—	—	(7,707)	—
Net realized gain on investments	—	—	(1,811,492)	(1,178,583)	(8,061,809)	—	(273,908)	—
	(132,656)	(21,731)	(1,811,492)	(1,178,583)	(8,061,809)	—	(281,615)	—

Capital Share Transactions:
Proceeds from shares sold	47,587,071	288,781,305	286,675	8,639	158,121	4,087,544	—	3,732,577
Net asset value of shares issued upon reinvestment of dividends and distributions	104,845	15,480	1,811,492	1,178,583	7,377,731	—	281,615	—
	47,691,916	288,796,785	2,098,167	1,187,222	7,535,852	4,087,544	281,615	3,732,577
Cost of shares repurchased	(6,570,598)	(3,687,806)	(14,409,853)	(3,925,635)	(19,288,041)	(23,091,327)	—	—
Increase (decrease) in net assets derived from capital share transactions	41,121,318	285,108,979	(12,311,686)	(2,738,413)	(11,752,189)	(19,003,783)	281,615	3,732,577
Net Increase (Decrease) In Net Assets	52,531,437	286,848,093	(12,216,544)	(1,976,753)	(15,031,077)	(9,858,167)	108,716	3,872,941

Net Assets:
Beginning of period	286,848,093	—	17,196,819	19,173,572	68,037,447	77,895,614	6,098,847	2,225,906
End of period	$339,379,530	$286,848,093	$4,980,275	$17,196,819	$53,006,370	$68,037,447	$6,207,563	$6,098,847
Undistributed net investment income	$221,825	$110,281	$2,678	$—	$—	$—	$—	$7,195

(continues)

Statements of changes in net assets

Delaware Pooled Trust

	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)
	The Smid-Cap Growth Equity Portfolio	The Smid-Cap Growth Equity Portfolio	The Real Estate Investment Trust Portfolio II	The Real Estate Investment Trust Portfolio II
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,858)	$(12,345)	$199,114	$678,347
Net realized gain (loss) on investments and foreign currencies	115,059	(2,612)	4,929,223	14,077,729
Net change in unrealized appreciation/depreciation of investments and foreign currencies	108,689	274,354	(3,405,956)	(5,450,285)
Net increase in net assets resulting from operations	218,890	259,397	1,722,381	9,305,791

Dividends and Distributions to Shareholders from:
Net investment income	—	—	(168,855)	(1,736,300)
Net realized gain on investments	—	—	(14,692,832)	(4,117,602)
	—	—	(14,861,687)	(5,853,902)

Capital Share Transactions:
Proceeds from shares sold	—	—	1,280,622	392,000
Net asset value of shares issued upon reinvestment of dividends and distributions	—	—	12,265,574	5,066,902
	—	—	13,546,196	5,458,902
Cost of shares repurchased	—	—	(11,501,370)	(38,876,589)
Increase (decrease) in net assets derived from capital share transactions	—	—	2,044,826	(33,417,687)
Net Increase (Decrease) In Net Assets	218,890	259,397	(11,094,480)	(29,965,798)

Net Assets:
Beginning of period	2,299,425	2,040,028	25,416,583	55,382,381
End of period	$2,518,315	$2,299,425	$14,322,103	$25,416,583
Undistributed net investment income (loss)	$—	$—	$119,828	$89,569

See accompanying notes

	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
	The Intermediate Fixed Income Portfolio	The Intermediate Fixed Income Portfolio	The Core Focus Fixed Income Portfolio	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio	The Core Plus Fixed Income Portfolio
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$657,643	$953,426	$1,375,917	$1,954,426	$414,327	$467,535	$6,099,323	$9,333,197
Net realized gain (loss) on investments and foreign currencies	62,342	(130,141)	244,478	(335,728)	90,451	(961)	1,721,131	(1,978,291)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	4,450	387,914	(120,888)	686,889	249,940	160,218	(113,765)	4,528,155
Net increase in net assets resulting from operations	724,435	1,211,199	1,499,507	2,305,587	754,718	626,792	7,706,689	11,883,061

Dividends and Distributions to Shareholders from:
Net investment income	(672,259)	(1,051,727)	(2,210,441)	(510,344)	(487,045)	(71,856)	(9,224,657)	(5,343,633)
Net realized gain on investments	—	—	—	—	—	—	—	—
	(672,259)	(1,051,727)	(2,210,441)	(510,344)	(487,045)	(71,856)	(9,224,657)	(5,343,633)

Capital Share Transactions:
Proceeds from shares sold	178,158	15,594,408	14,465,013	36,886,512	17,417,501	475,000	88,731,415	36,411,457
Net asset value of shares issued upon reinvestment of dividends and distributions	661,495	1,013,921	2,088,641	460,721	487,045	71,856	8,417,296	4,812,065
	839,653	16,608,329	16,553,654	37,347,233	17,904,546	546,856	97,148,711	41,223,522
Cost of shares repurchased	(1,392,224)	(3,758,594)	(1,390,039)	(3,224,156)	(607,411)	(200,000)	(28,094,101)	(10,780,692)
Increase (decrease) in net assets derived from capital share transactions	(552,571)	12,849,735	15,163,615	34,123,077	17,297,135	346,856	69,054,610	30,442,830
Net Increase (Decrease) In Net Assets	(500,395)	13,009,207	14,452,681	35,918,320	17,564,808	901,792	67,536,642	36,982,258

Net Assets:
Beginning of period	28,795,121	15,785,914	53,841,628	17,923,308	6,166,450	5,264,658	204,874,339	167,892,081
End of period	$28,294,726	$28,795,121	$68,294,309	$53,841,628	$23,731,258	$6,166,450	$272,410,981	$204,874,339
Undistributed net investment income (loss)	$(4)	$87	$943,102	$1,780,258	$355,094	$403,603	$4,272,292	$7,537,598

(continues)

Statements of changes in net assets

Delaware Pooled Trust

	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)
	The International Equity Portfolio	The International Equity Portfolio	The Labor Select International Equity Portfolio	The Labor Select International Equity Portfolio
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,398,249	$61,503,945	$10,306,020	$25,689,150
Net realized gain (loss) on investments and foreign currencies	114,032,189	226,888,017	74,405,891	78,768,285
Net change in unrealized appreciation/depreciation of investments and foreign currencies	159,696,129	251,192,213	40,302,122	117,686,780
Net increase in net assets resulting from operations	297,126,567	539,584,175	125,014,033	222,144,215

Dividends and Distributions to Shareholders from:
Net investment income	(59,743,011)	(48,824,699)	(23,800,024)	(17,443,261)
Net realized gain on investments	(231,113,345)	(47,537,419)	(82,237,969)	(4,187,919)
	(290,856,356)	(96,362,118)	(106,037,993)	(21,631,180)

Capital Share Transactions:
Proceeds from shares sold	195,390,629	298,581,014	107,278,250	126,827,687
The Global Real Estate Securities Portfolio Class P	—	—	—	—
Purchase reimbursement fees	—	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	180,699,841	60,014,871	106,037,993	21,631,180
	376,090,470	358,595,885	213,316,243	148,458,867
Cost of shares repurchased	(201,300,381)	(487,428,327)	(162,400,014)	(43,985,660)
Redemption reimbursement fees	—	—	—	—
	(201,300,381)	(487,428,327)	(162,400,014)	(43,985,660)
Increase (decrease) in net assets derived from capital share transactions	174,790,089	(128,832,442)	50,916,229	104,473,207
Net Increase (Decrease) In Net Assets	181,060,300	314,389,615	69,892,269	304,986,242

Net Assets:
Beginning of period	2,167,689,800	1,853,300,185	955,534,779	650,548,537
End of period	$2,348,750,100	$2,167,689,800	$1,025,427,048	$955,534,779
Undistributed net investment income	$9,442,153	$51,564,955	$4,276,455	$20,569,565

*Commencement of operations.

See accompanying notes

	Six Months Ended 4/30/07	Year Ended 10/31/06	1/10/07* to 4/30/07	Six Months Ended 4/30/07	Year Ended 10/31/06	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)		(Unaudited)	(Unaudited)		(Unaudited)
	The Emerging Markets Portfolio	The Emerging Markets Portfolio	The Global Real Estate Securities Portfolio	The Global Fixed Income Portfolio	The Global Fixed Income Portfolio	The International Fixed Income Portfolio	The International Fixed Income Portfolio
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,443,807	$19,831,476	$841,192	$3,045,576	$6,304,165	$331,296	$909,321
Net realized gain (loss) on investments and foreign currencies	66,846,894	126,060,531	(56,824)	3,298,469	4,111,586	859,134	(669,354)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	54,000,347	15,065,024	3,924,348	1,491,644	4,546,550	(182,904)	1,541,560
Net increase in net assets resulting from operations	129,291,048	160,957,031	4,708,716	7,835,689	14,962,301	1,007,526	1,781,527

Dividends and Distributions to Shareholders from:
Net investment income	(17,240,744)	(21,529,217)	—	(11,123,381)	(19,044,247)	(330,956)	(4,398,437)
Net realized gain on investments	(127,413,306)	(184,872,182)	—	—	(2,307,625)	—	—
	(144,654,050)	(206,401,399)	—	(11,123,381)	(21,351,872)	(330,956)	(4,398,437)

Capital Share Transactions:
Proceeds from shares sold	9,227,503	22,574,879	273,648,492	17,384,033	37,810,658	2,471,760	2,420,748
The Global Real Estate Securities Portfolio Class P	—	—	10,008	—	—	—	—
Purchase reimbursement fees	1,963,352	170,958	—	—	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	142,889,527	205,569,535	—	8,952,428	18,029,275	325,326	4,365,602
	154,080,382	228,315,372	273,658,500	26,336,461	55,839,933	2,797,086	6,786,350
Cost of shares repurchased	(33,429,110)	(164,901,278)	(6,882,839)	(25,366,971)	(63,620,645)	(11,905,445)	(27,308,108)
Redemption reimbursement fees	250,718	1,203,011	—	—	—	—	—
	(33,178,392)	(163,698,267)	(6,882,839)	(25,366,971)	(63,620,645)	(11,905,445)	(27,308,108)
Increase (decrease) in net assets derived from capital share transactions	120,901,990	64,617,105	266,775,661	969,490	(7,780,712)	(9,108,359)	(20,521,758)
Net Increase (Decrease) In Net Assets	105,538,988	19,172,737	271,484,377	(2,318,202)	(14,170,283)	(8,431,789)	(23,138,668)

Net Assets:
Beginning of period	717,463,745	698,291,008	—	275,805,511	289,975,794	39,272,732	62,411,400
End of period	$823,002,733	$717,463,745	$271,484,377	$273,487,309	$275,805,511	$30,840,943	$39,272,732
Undistributed net investment income	$6,380,931	$15,424,514	$235,745	$2,844,397	$9,757,935	$392,891	$166,463

Financial highlights

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$20.960	$17.330	$16.260	$14.920	$12.600	$13.950

Income (loss) from investment operations:
Net investment income(2)	0.222	0.353	0.255	0.254	0.268	0.239
Net realized and unrealized gain (loss) on investments	1.642	3.531	0.990	1.372	2.294	(1.334)
Total from investment operations	1.864	3.884	1.245	1.626	2.562	(1.095)

Less dividends and distributions from:
Net investment income	(0.344)	(0.254)	(0.175)	(0.286)	(0.242)	(0.255)
Total dividends and distributions	(0.344)	(0.254)	(0.175)	(0.286)	(0.242)	(0.255)

Net asset value, end of period	$22.480	$20.960	$17.330	$16.260	$14.920	$12.600

Total return(3)	8.97%	22.66%	7.69%	11.00%	20.60%	(8.05)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,182	$16,317	$9,640	$15,521	$38,566	$49,224
Ratio of expenses to average net assets	0.69%	0.68%	0.69%	0.68%	0.63%	0.62%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.10%	1.15%	1.29%	0.85%	0.85%	0.69%
Ratio of net investment income to average net assets	2.08%	1.88%	1.49%	1.61%	2.01%	1.66%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	1.67%	1.41%	0.89%	1.44%	1.79%	1.59%
Portfolio turnover	13%	109%	49%	67%	68%	95%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Delaware Pooled Trust – The All-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$5.770	$5.590	$4.960	$4.870	$3.640	$4.680

Income (loss) from investment operations:
Net investment loss(2)	(0.014)	(0.011)	(0.008)	(0.013)	(0.010)	(0.016)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.184	0.191	0.638	0.103	1.240	(1.024)
Total from investment operations	0.170	0.180	0.630	0.090	1.230	(1.040)

Net asset value, end of period	$5.940	$5.770	$5.590	$4.960	$4.870	$3.640

Total return(3)	2.95%	3.22%	12.70%	1.85%	33.79%	(22.22)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,849	$7,983	$14,522	$6,727	$6,611	$8,310
Ratio of expenses to average net assets	0.91%	0.89%	0.90%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.28%	1.06%	1.15%	1.16%	1.02%	1.00%
Ratio of net investment loss to average net assets	(0.47)%	(0.20)%	(0.14)%	(0.25)%	(0.25)%	(0.36)%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.84)%	(0.37)%	(0.39)%	(0.52)%	(0.38)%	(0.47)%
Portfolio turnover	40%	55%	220%	99%	90%	130%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Financial highlights

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended 4/30/07(1)	11/1/05(2) to 10/31/06
	(Unaudited)
Net asset value, beginning of period	$8.780	$8.500

Income from investment operations:
Net investment income(3)	0.007	0.008
Net realized and unrealized gain on investments	0.337	0.277
Total from investment operations	0.344	0.285

Less dividends and distributions from:
Net investment income	(0.004)	(0.005)
Total dividends and distributions	(0.004)	(0.005)

Net asset value, end of period	$9.120	$8.780

Total return(4)	3.92%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$339,380	$286,848
Ratio of expenses to average net assets	0.66%	0.65%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.67%	0.71%
Ratio of net investment income to average net assets	0.16%	0.10%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	0.15%	0.04%
Portfolio turnover	10%	25%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     Date of commencement of operations.

(3)     The average shares outstanding method has been applied for per share information.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$3.940	$3.830	$3.440	$3.230	$2.450	$2.760

Income (loss) from investment operations:
Net investment income (loss)(2)	0.001	(0.004)	(0.015)	(0.010)	(0.012)	(0.008)
Net realized and unrealized gain (loss) on investments	0.418	0.352	0.526	0.220	0.792	(0.302)
Total from investment operations	0.419	0.348	0.511	0.210	0.780	(0.310)

Less dividends and distributions from:
Net realized gain on investments	(0.409)	(0.238)	(0.121)	—	—	—
Total dividends and distributions	(0.409)	(0.238)	(0.121)	—	—	—

Net asset value, end of period	$3.950	$3.940	$3.830	$3.440	$3.230	$2.450

Total return(3)	11.31%	9.18%	15.05%	6.50%	31.84%	(11.23)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,980	$17,197	$19,174	$17,696	$13,938	$2,329
Ratio of expenses to average net assets	0.95%	0.93%	0.93%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.09%	1.01%	0.99%	0.94%	1.03%	1.41%
Ratio of net investment income (loss) to average net assets	0.04%	(0.10)%	(0.40)%	(0.31)%	(0.41)%	(0.29)%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.10)%	(0.18)%	(0.46)%	(0.33)%	(0.51)%	(0.77)%
Portfolio turnover	87%	83%	84%	113%	111%	112%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Financial highlights

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$17.290	$15.460	$14.300	$13.390	$10.130	$11.240

Income (loss) from investment operations:
Net investment loss(2)	(0.027)	(0.068)	(0.050)	(0.061)	(0.042)	(0.047)
Net realized and unrealized gain (loss) on investments	1.309	1.898	1.210	0.971	3.302	(1.063)
Total from investment operations	1.282	1.830	1.160	0.910	3.260	(1.110)

Less dividends and distributions from:
Net realized gain on investments	(2.562)	—	—	—	—	—
Total dividends and distributions	(2.562)	—	—	—	—	—

Net asset value, end of period	$16.010	$17.290	$15.460	$14.300	$13.390	$10.130

Total return(3)	7.98%	11.84%	8.11%	6.80%	32.18%	(9.88)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,006	$68,037	$77,896	$108,043	$94,168	$43,104
Ratio of expenses to average net assets	0.91%	0.89%	0.86%	0.85%	0.87%	0.88%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.93%	0.90%	0.86%	0.85%	0.88%	0.90%
Ratio of net investment loss to average net assets	(0.33)%	(0.40)%	(0.34)%	(0.43)%	(0.37)%	(0.41)%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.35)%	(0.41)%	(0.34)%	(0.43)%	(0.38)%	(0.43)%
Portfolio turnover	65%	69%	61%	67%	47%	46%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager, as applicable. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended				12/1/03(2) to
	4/30/07(1)	10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$10.290	$9.460		$8.360		$8.500

Income (loss) from investment operations:
Net investment income (loss)(3)	(0.001)	0.018		(0.054)		(0.037)
Net realized and unrealized gain (loss) on investments	0.166	0.812		1.154		(0.103)
Total from investment operations	0.165	0.830		1.100		(0.140)

Less dividends and distributions from:
Net investment income	(0.013)	—		—		—
Net realized gain on investments	(0.462)	—		—		—
Total dividends and distributions	(0.475)	—		—		—

Net asset value, end of period	$9.980	$10.290		$9.460		$8.360

Total return(4)	1.70%	8.77%		13.16%		(1.65)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,208	$6,099		$2,226		$1,968
Ratio of expenses to average net assets	0.96%	0.92	%(5)	0.93	%(5)	0.92%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.17%	1.36%		1.93%		1.61%
Ratio of net investment income (loss) to average net assets	(0.03)%	0.18%		(0.60)%		(0.48)%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(0.26)%	(0.26)%		(1.60)%		(1.17)%
Portfolio turnover	17%	113%		86%		75%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)     The average shares outstanding method has been applied for per share information.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5)     Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.98% and 0.95%, respectively.

See accompanying notes

Financial highlights

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended 4/30/07(1)	Year Ended 10/31/06		12/1/04(2) to 10/31/05
	(Unaudited)
Net asset value, beginning of period	$9.770	$8.670		$8.500

Income (loss) from investment operations:
Net investment loss(3)	(0.021)	(0.052)		(0.050)
Net realized and unrealized gain on investments	0.951	1.152		0.220
Total from investment operations	0.930	1.100		0.170

Net asset value, end of period	$10.700	$9.770		$8.670

Total return(4)	9.52%	12.69%		2.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,518	$2,299		$2,040
Ratio of expenses to average net assets	0.97%	0.92	%(5)	0.92	%(5)
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.78%	1.87%		2.36%
Ratio of net investment loss to average net assets	(0.41)%	(0.55)%		(0.58)%
Ratio of net investment loss to average net assets prior to expense limitation and expense paid indirectly	(1.25)%	(1.50)%		(2.02)%
Portfolio turnover	112%	87%		80%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)     The average shares outstanding method has been applied for per share information.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5)     Ratios for the year ended October 31, 2006 and the period ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.02% and 0.98%, respectively.

See accompanying notes

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$30.730	$26.430	$26.220	$21.890	$17.320	$16.800

Income (loss) from investment operations:
Net investment income(2)	0.168	0.589	0.712	0.662	0.914	0.765
Net realized and unrealized gain (loss) on investments	(6.535)	7.423	2.409	5.179	4.288	0.428
Total from investment operations	(6.367)	8.012	3.121	5.841	5.202	1.193

Less dividends and distributions from:
Net investment income	(0.205)	(1.101)	(0.172)	(0.963)	(0.632)	(0.673)
Net realized gain on investments	(9.838)	(2.611)	(2.739)	(0.548)	—	—
Total dividends and distributions	(10.043)	(3.712)	(2.911)	(1.511)	(0.632)	(0.673)

Net asset value, end of period	$14.320	$30.730	$26.430	$26.220	$21.890	$17.320

Total return(3)	7.84%	34.27%	12.33%	28.16%	31.00%	7.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,322	$25,417	$55,382	$54,630	$38,290	$24,073
Ratio of expenses to average net assets	0.90%	0.86%	0.86%	0.83%	0.85%	0.86%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.02%	0.94%	0.89%	0.87%	0.89%	0.93%
Ratio of net investment income to average net assets	1.96%	2.22%	2.73%	2.83%	4.80%	4.15%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	1.84%	2.14%	2.70%	2.79%	4.76%	4.08%
Portfolio turnover	94%	68%	41%	52%	69%	61%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Financial highlights

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06		10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$9.940	$9.960		$10.310	$10.270	$10.040	$10.210

Income (loss) from investment operations:
Net investment income	0.229	0.427		0.382	0.364	0.380	0.484
Net realized and unrealized gain (loss) on investments	0.026	0.025		(0.283)	0.134	0.296	(0.138)
Total from investment operations	0.255	0.452		0.099	0.498	0.676	0.346

Less dividends and distributions from:
Net investment income	(0.235)	(0.472)		(0.449)	(0.458)	(0.446)	(0.516)
Total dividends and distributions	(0.235)	(0.472)		(0.449)	(0.458)	(0.446)	(0.516)

Net asset value, end of period	$9.960	$9.940		$9.960	$10.310	$10.270	$10.040

Total return(2)	2.59%	4.68%		0.97%	4.95%	6.83%	3.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,295	$28,795		$15,786	$18,930	$2,294	$6,194
Ratio of expenses to average net assets	0.44%	0.43	%(3)	0.44%	0.43%	0.43%	0.53%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.64%	0.67%		0.68%	0.65%	0.98%	0.68%
Ratio of net investment income to average net assets	4.65%	4.38%		3.76%	3.54%	3.71%	4.84%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	4.45%	4.14%		3.52%	3.32%	3.16%	4.69%
Portfolio turnover	270%	342%		212%	322%	436%	381%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(3)  Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

See accompanying notes

Delaware Pooled Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended				6/30/04(2) to
	4/30/07(1)	10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$9.100	$8.820		$8.850		$8.500

Income (loss) from investment operations:
Net investment income(3)	0.209	0.405		0.332		0.082
Net realized and unrealized gain (loss) on investments	0.025	0.035		(0.216)		0.268
Total from investment operations	0.234	0.440		0.116		0.350

Less dividends and distributions from:
Net investment income	(0.374)	(0.160)		(0.085)		—
Net realized gain on investments	—	—		(0.061)		—
Total dividends and distributions	(0.374)	(0.160)		(0.146)		—

Net asset value, end of period	$8.960	$9.100		$8.820		$8.850

Total return(4)	2.64%	5.06%		1.33%		4.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,294	$53,842		$17,923		$5,616
Ratio of expenses to average net assets	0.48%	0.43	%(5)	0.44	%(5)	0.43%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.62%	0.66%		0.85%		1.68%
Ratio of net investment income to average net assets	4.71%	4.60%		3.75%		2.81%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	4.54%	4.37%		3.34%		1.56%
Portfolio turnover	472%	555%		455%		914%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(3)  The average shares outstanding method has been applied for per share information.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5)     Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.45%, respectively.

See accompanying notes

Financial highlights

Delaware Pooled Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$8.160	$7.430	$7.780	$7.260	$5.840	$6.680

Income (loss) from investment operations:
Net investment income(2)	0.290	0.621	0.539	0.629	0.712	0.652
Net realized and unrealized gain (loss) on investments	0.253	0.210	(0.139)	0.549	1.348	(0.772)
Total from investment operations	0.543	0.831	0.400	1.178	2.060	(0.120)
Less dividends and distributions from:
Net investment income	(0.633)	(0.101)	(0.750)	(0.658)	(0.640)	(0.720)
Total dividends and distributions	(0.633)	(0.101)	(0.750)	(0.658)	(0.640)	(0.720)
Net asset value, end of period	$8.070	$8.160	$7.430	$7.780	$7.260	$5.840

Total return(3)	7.03%	11.33%	5.24%	17.02%	36.87%	(2.23)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,731	$6,166	$5,265	$2,703	$5,129	$3,747
Ratio of expenses to average net assets	0.59%	0.59%	0.62%	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.79%	1.03%	1.34%	1.01%	0.96%	0.88%
Ratio of net investment income to average net assets	7.33%	8.05%	7.03%	8.46%	10.64%	10.15%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	7.13%	7.61%	6.31%	8.04%	10.27%	9.86%
Portfolio turnover	176%	142%	267%	391%	597%	553%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Delaware Pooled Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended						6/28/02(2) to
	4/30/07(1)	10/31/06		10/31/05		10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$9.550	$9.260		$9.260		$9.380	$8.800	$8.500

Income (loss) from investment operations:
Net investment income(3)	0.234	0.450		0.360		0.329	0.351	0.109
Net realized and unrealized gain (loss) on investments and foreign currencies	0.066	0.110		(0.169)		0.312	0.427	0.191
Total from investment operations	0.300	0.560		0.191		0.641	0.778	0.300

Less dividends and distributions from:
Net investment income	(0.440)	(0.270)		(0.136)		(0.424)	(0.140)	—
Net realized gain on investments	—	—		(0.055)		(0.337)	(0.058)	—
Total dividends and distributions	(0.440)	(0.270)		(0.191)		(0.761)	(0.198)	—

Net asset value, end of period	$9.410	$9.550		$9.260		$9.260	$9.380	$8.800

Total return(4)	3.24%	6.20%		2.09%		7.30%	9.01%	3.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$272,411	$204,874		$167,892		$35,796	$7,372	$7,706
Ratio of expenses to average net assets	0.48%	0.45	%(5)	0.48	%(5)	0.50%	0.50%	0.57%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.56%	0.56%		0.63%		0.78%	0.89%	2.20%
Ratio of net investment income to average net assets	5.04%	4.89%		3.87%		3.65%	3.86%	3.62%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	4.94%	4.78%		3.72%		3.37%	3.47%	1.99%
Portfolio turnover	461%	421%		620%		709%	569%	847%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement of operations; ratios and porfolio turnover have been annualized and total return has not been annualized.

(3)  The average shares outstanding method has been applied for per share information.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

(5)     Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.49%, respectively.

See accompanying notes

Financial highlights

Delaware Pooled Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$25.330	$20.460	$17.650	$14.750	$11.800	$12.580

Income (loss) from investment operations:
Net investment income(2)	0.256	0.671	0.554	0.402	0.370	0.261
Net realized and unrealized gain (loss) on investments and foreign currencies	3.026	5.247	2.500	2.834	2.896	(0.743)
Total from investment operations	3.282	5.918	3.054	3.236	3.266	(0.482)

Less dividends and distributions from:
Net investment income	(0.707)	(0.531)	(0.244)	(0.336)	(0.255)	(0.298)
Net realized gain on investments	(2.735)	(0.517)	—	—	(0.061)	—
Total dividends and distributions	(3.442)	(1.048)	(0.244)	(0.336)	(0.316)	(0.298)

Net asset value, end of period	$25.170	$25.330	$20.460	$17.650	$14.750	$11.800

Total return(3)	14.19%	30.13%	17.45%	22.26%	28.50%	(4.02)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,348,750	$2,167,690	$1,853,300	$1,266,246	$650,163	$411,404
Ratio of expenses to average net assets	0.89%	0.90%	0.88%	0.88%	0.90%	0.91%
Ratio of net investment income to average net assets	2.13%	2.98%	2.84%	2.46%	2.93%	2.01%
Portfolio turnover	16%	19%	10%	9%	6%	10%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Delaware Pooled Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$22.380	$17.630	$15.360	$13.030	$10.370	$10.980

Income (loss) from investment operations:
Net investment income(2)	0.232	0.612	0.470	0.385	0.321	0.233
Net realized and unrealized gain (loss) on investments and foreign currencies	2.624	4.701	2.152	2.326	2.594	(0.463)
Total from investment operations	2.856	5.313	2.622	2.711	2.915	(0.230)

Less dividends and distributions from:
Net investment income	(0.549)	(0.454)	(0.153)	(0.228)	(0.233)	(0.230)
Net realized gain on investments	(1.897)	(0.109)	(0.199)	(0.153)	(0.022)	(0.150)
Total dividends and distributions	(2.446)	(0.563)	(0.352)	(0.381)	(0.255)	(0.380)

Net asset value, end of period	$22.790	$22.380	$17.630	$15.360	$13.030	$10.370

Total return(3)	13.74%	30.91%	17.30%	21.20%	28.71%	(2.31)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,025,427	$955,535	$650,549	$452,413	$192,433	$88,848
Ratio of expenses to average net assets	0.89%	0.89%	0.89%	0.88%	0.91%	0.87%
Ratio of net investment income to average net assets	2.15%	3.09%	2.78%	2.69%	2.83%	2.05%
Portfolio turnover	31%	21%	7%	6%	10%	12%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Financial highlights

Delaware Pooled Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$15.360	$17.150	$13.740	$10.670	$6.790	$6.460

Income from investment operations:
Net investment income(2)	0.157	0.397	0.486	0.361	0.197	0.237
Net realized and unrealized gain on investments and foreign currencies	2.347	2.963	4.040	2.908	3.860	0.271
Total from investment operations	2.504	3.360	4.526	3.269	4.057	0.508

Less dividends and distributions from:
Net investment income	(0.369)	(0.540)	(0.242)	(0.260)	(0.225)	(0.183)
Net realized gain on investments	(2.727)	(4.637)	(0.948)	—	—	—
Total dividends and distributions	(3.096)	(5.177)	(1.190)	(0.260)	(0.225)	(0.183)

Reimbursement fees:
Purchase reimbursement fees(2),(3)	0.037	0.003	0.012	0.058	0.034	0.001
Redemption reimbursement fees(2),(3)	0.005	0.024	0.062	0.003	0.014	0.004
	0.042	0.027	0.074	0.061	0.048	0.005

Net asset value, end of period	$14.810	$15.360	$17.150	$13.740	$10.670	$6.790

Total return(4)	18.28%	25.12%	35.36%	31.74%	62.19%	7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$823,003	$717,464	$698,291	$623,649	$256,168	$114,573
Ratio of expenses to average net assets	1.31%	1.27%	1.28%	1.22%	1.23%	1.23%
Ratio of net investment income to average net assets	2.19%	2.70%	3.11%	2.94%	2.42%	3.24%
Portfolio turnover	42%	30%	48%	36%	69%	36%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     The Portfolio charges a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee which are retained by the Portfolio.

(4)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Delaware Pooled Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout the period were as follows:

	Original Class	Class P
	1/10/07(1) to 4/30/07	1/10/07(1) to 4/30/07
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$8.500	$8.500

Income from investment operations:
Net investment income(2)	0.046	0.040
Net realized and unrealized gain on investments and foreign currencies	0.254	0.250
Total from investment operations	0.300	0.290

Net asset value, end of period	$8.800	$8.790

Total return(3)	3.53%	3.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,474	$10
Ratio of expenses to average net assets	1.17%	1.42%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	1.22%	1.47%
Ratio of net investment income to average net assets	1.82%	1.57%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	1.70%	1.45%
Portfolio turnover	31%	31%

(1)  Date of commencement of operations; ratios and porfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial highlights

Delaware Pooled Trust — The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$11.330	$11.570	$12.380	$13.620	$11.760	$10.210

Income (loss) from investment operations:
Net investment income(2)	0.125	0.244	0.297	0.342	0.432	0.461
Net realized and unrealized gain (loss) on investments and foreign currencies	0.186	0.358	(0.458)	1.258	1.921	1.089
Total from investment operations	0.311	0.602	(0.161)	1.600	2.353	1.550

Less dividends and distributions from:
Net investment income	(0.471)	(0.751)	(0.649)	(2.840)	(0.493)	—
Net realized gain on investments	—	(0.091)	—	—	—	—
Total dividends and distributions	(0.471)	(0.842)	(0.649)	(2.840)	(0.493)	—

Net asset value, end of period	$11.170	$11.330	$11.570	$12.380	$13.620	$11.760

Total return(3)	2.81%	5.55%	(1.64)%	13.40%	20.68%	15.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273,487	$275,806	$289,976	$268,352	$208,354	$279,938
Ratio of expenses to average net assets	0.61%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.66%	0.63%	0.64%	0.64%	0.65%	0.66%
Ratio of net investment income to average net assets	2.27%	2.22%	2.43%	2.88%	3.38%	4.33%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	2.22%	2.19%	2.39%	2.84%	3.33%	4.27%
Portfolio turnover	42%	41%	50%	55%	95%	58%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Delaware Pooled Trust — The International Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$10.940	$11.200	$12.290	$12.250	$10.500	$9.150

Income (loss) from investment operations:
Net investment income(2)	0.120	0.204	0.245	0.311	0.360	0.323
Net realized and unrealized gain (loss) on investments and foreign currencies	0.151	0.300	(0.512)	1.259	1.881	1.027
Total from investment operations	0.271	0.504	(0.267)	1.570	2.241	1.350

Less dividends and distributions from:
Net investment income	(0.131)	(0.764)	(0.823)	(1.530)	(0.491)	—
Total dividends and distributions	(0.131)	(0.764)	(0.823)	(1.530)	(0.491)	—

Net asset value, end of period	$11.080	$10.940	$11.200	$12.290	$12.250	$10.500

Total return(3)	2.50%	4.77%	(2.69)%	13.82%	22.14%	14.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,841	$39,273	$62,411	$61,386	$48,284	$41,934
Ratio of expenses to average net assets	0.62%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly	0.75%	0.68%	0.67%	0.67%	0.68%	0.67%
Ratio of net investment income to average net assets	2.21%	1.92%	2.05%	2.68%	3.13%	3.39%
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly	2.08%	1.84%	1.98%	2.61%	3.05%	3.32%
Portfolio turnover	44%	38%	42%	57%	112%	46%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects voluntary waivers and payment of fees by the manager. Performance would have been lower had the voluntary expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Pooled Trust

April 30, 2007 (Unaudited)

Delaware Pooled Trust (the “Trust”) is organized as a Delaware statutory trust and offers 19 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Real Estate Securities Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each a “Portfolio”, or collectively, the “Portfolios”). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Real Estate Investment Trust, The Real Estate Investment Trust II, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios, which are non-diversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The All-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth; current income is expected to be incidental.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective. The Real Estate Investment Trust Portfolio shares the same investment objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

1. Significant Accounting Policies (continued)

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Portfolio intends to qualify or continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolio net asset value calculations as late as the portfolios’ last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolios will incorporate FIN 48 in their semiannual report on April 30, 2008. Although the Portfolios’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolios’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the Statement of Changes.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. Each other Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Notes to financial statements

Delaware Pooled Trust

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2007 are as follows:

Commission Rebates
The All-Cap Growth Equity Portfolio	$1,876
The Large-Cap Growth Equity Portfolio	218
The Mid-Cap Growth Equity Portfolio	339
The Small-Cap Growth Equity Portfolio	498
The Focus Smid-Cap Growth Equity Portfolio	34
The Smid-Cap Growth Equity Portfolio	37
The Real Estate Investment Trust Portfolio II	35

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and other non-routine expenses or costs, do not exceed specified percentages of average daily net assets.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2007 are as follows:

	Management Fee as a Percentage of Average Daily Net Assets (Per Annum)	Operating Expens Limitation as a Percentage of Average Daily Net Assets (Per Annum)

The Large-Cap Value Equity Portfolio	0.55%	0.68%
The All-Cap Growth Equity Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Mid-Cap Growth Equity Portfolio	0.75%	0.93%
The Small-Cap Growth Equity Portfolio	0.75%	0.89%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.86%

	Management Fee as a Percentage of Average Daily Net Assets (Per Annum)	Operating Expense Limitation as a Percentage of Average Daily Net Assets (Per Annum)
The Intermediate Fixed Income Portfolio	0.40%	0.43	%*
The Core Focus Fixed Income Portfolio	0.40%	0.43	%*
The High-Yield Bond Portfolio	0.45%	0.59	%*
The Core Plus Fixed Income Portfolio	0.43%	0.45	%*
The International Equity Portfolio	0.75%	—
The Labor Select International Equity Portfolio	0.75%	0.96%
The Emerging Markets Portfolio	1.00%	1.55%
The Global Real Estate Securities Portfolio	0.99%*	1.10	%*
The Global Fixed Income Portfolio	0.50%	0.60%
The International Fixed Income Portfolio	0.50%	0.60%

*     Effective June 1, 2007, Delaware Management Company has agreed to voluntarily waive all or a portion of its investment advisory fees and/or reimburse expenses from June 1, 2007 through December 31, 2007 to prevent the total annual operating expenses for The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio from exceeding 0.21%, 0.21%, 0.29% and 0.22%, respectively. These voluntary expense limitations exclude any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations.

**     0.99% on the first $100 million; 0.90% on the next $150 million; 0.80% on assets in excess of $250 million.

***  Contractual waiver through 2/29/08.

Mondrian Investment Partners Limited (“Mondrian”) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-Advisory Fee as a Percentage of Average Daily Net Assets (Per Annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%
The International Fixed Income Portfolio	0.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Portfolios pay DSC a monthly fee computed at the annual rate of 0.04% of the Portfolios’ average daily net assets for accounting and administration services. The Portfolios pay DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At April 30, 2007, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

	Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent, Accounting and Administration Fees and Other Expenses Payable to DSC	Other Expenses Payable to DMC and Affiliates*	Receivable from DMC Under Expense Limitation Agreement
The Large-Cap Value Equity Portfolio	$1,642	$826	$345	$—
The All-Cap Growth Equity Portfolio	2,546	531	298	—
The Large-Cap Growth Equity Portfolio	154,829	14,097	3,987	—
The Mid-Cap Growth Equity Portfolio	765	407	255	—
The Small-Cap Growth Equity Portfolio	32,387	2,400	2,220	—
The Focus Smid-Cap Growth Equity Portfolio	2,675	458	75	—
The Smid-Cap Growth Equity Portfolio	—	304	41	178
The Real Estate Investment Trust Portfolio II	6,814	806	198	—
The Intermediate Fixed Income Portfolio	5,300	1,367	483	—
The Core Focus Fixed Income Portfolio	14,709	3,003	1,138	—
The High-Yield Bond Portfolio	6,801	1,172	298	—
The Core Plus Fixed Income Portfolio	74,285	11,400	4,495	—
The International Equity Portfolio	1,440,936	95,668	70,657	—
The Labor Select International Equity Portfolio	625,786	42,019	25,588	—
The Emerging Markets Portfolio	673,321	33,928	16,555	—
The Global Real Estate Securities Portfolio**	414,100	24,406	92,032	—
The Global Fixed Income Portfolio	96,895	11,205	3,371	—
The International Fixed Income Portfolio	10,585	1,449	364	—

*       DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

**     The Global Real Estate Securities Portfolio had distribution fees payable to DDLP of $4.

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2007, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$369
The All-Cap Growth Equity Portfolio	194
The Large-Cap Growth Equity Portfolio	7,761
The Mid-Cap Growth Equity Portfolio	253
The Small-Cap Growth Equity Portfolio	1,318
The Focus Smid-Cap Growth Equity Portfolio	128
The Smid-Cap Growth Equity Portfolio	59
The Real Estate Investment Trust Portfolio II	495
The Intermediate Fixed Income Portfolio	702
The Core Focus Fixed Income Portfolio	1,448
The High-Yield Bond Portfolio	275
The Core Plus Fixed Income Portfolio	5,975
The International Equity Portfolio	53,182
The Labor Select International Equity Portfolio	23,621
The Emerging Markets Portfolio	19,350
The Global Real Estate Securities Portfolio	—
The Global Fixed Income Portfolio	6,716
The International Fixed Income Portfolio	691

Notes to financial statements

Delaware Pooled Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees and benefits include expenses accrued by each Portfolio for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payments of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Portfolios unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. Certain officers of DMC and DSC are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios. The retirement benefit payout for each Portfolio was as follows:

Retirement Benefit Payout
The Large-Cap Value Equity Portfolio	$1,965
The All-Cap Growth Equity Portfolio	1,460
The Large-Cap Growth Equity Portfolio	22,989
The Mid-Cap Growth Equity Portfolio	2,083
The Small-Cap Growth Equity Portfolio	8,077
The Focus Smid-Cap Growth Equity Portfolio	677
The Smid-Cap Growth Equity Portfolio	255
The Real Estate Investment Trust Portfolio II	3,288
The Intermediate Fixed Income Portfolio	3,615
The Core Focus Fixed Income Portfolio	6,241
The High-Yield Bond Portfolio	757
The Core Plus Fixed Income Portfolio	23,470
The International Equity Portfolio	274,176
The Labor Select International Equity Portfolio	116,317
The Emerging Markets Portfolio	88,228
The Global Fixed Income Portfolio	34,649
The International Fixed Income Portfolio	4,878

3. Investments

For the six months ended April 30, 2007, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases Other Than U.S. Government Securities	Purchases of U.S. Government Securities	Sales Other Than U.S. Government Securities	Sales of U.S. Government Securities
The Large-Cap Value Equity Portfolio	$941,695	$—	$3,314,858	$—
The All-Cap Growth Equity Portfolio	1,575,234	—	2,188,260	—
The Large-Cap Growth Equity Portfolio	56,344,766	—	15,601,796	—
The Mid-Cap Growth Equity Portfolio	4,954,358	—	17,884,507	—
The Small-Cap Growth Equity Portfolio	17,656,722	—	36,889,255	—
The Focus Smid-Cap Growth Equity Portfolio	657,505	—	505,978	—
The Smid-Cap Growth Equity Portfolio	1,324,535	—	1,364,512	—
The Real Estate Investment Trust Portfolio II	9,533,317	—	21,547,674	—
The Intermediate Fixed Income Portfolio	17,881,915	19,391,302	15,299,279	21,364,386
The Core Focus Fixed Income Portfolio	105,874,932	40,175,958	92,339,166	41,184,510
The High-Yield Bond Portfolio	25,420,825	—	9,165,127	—
The Core Plus Fixed Income Portfolio	462,360,766	159,378,461	390,258,045	152,363,005
The International Equity Portfolio	177,125,789	—	297,551,706	—
The Labor Select International Equity Portfolio	143,109,650	—	186,156,686	—
The Emerging Markets Portfolio	156,793,995	—	194,171,252	—
The Global Real Estate Securities Portfolio	272,474,660	—	15,081,655	—
The Global Fixed Income Portfolio	50,285,074	5,080,445	54,257,864	4,012,969
The International Fixed Income Portfolio	6,393,366	—	14,927,640	—

3. Investments (continued)

At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
The Large-Cap Value Equity Portfolio	$12,862,626	$2,412,125	$(103,242)	$2,308,883
The All-Cap Growth Equity Portfolio	7,031,347	1,012,452	(200,666)	811,786
The Large-Cap Growth Equity Portfolio	318,598,383	25,477,696	(4,551,109)	20,926,587
The Mid-Cap Growth Equity Portfolio	3,658,517	1,406,223	(76,216)	1,330,007
The Small-Cap Growth Equity Portfolio	39,323,288	15,225,982	(1,687,248)	13,538,734
The Focus Smid-Cap Growth Equity Portfolio	5,948,763	525,352	(305,943)	219,409
The Smid-Cap Growth Equity Portfolio	2,041,386	511,937	(35,787)	476,150
The Real Estate Investment Trust Portfolio II	13,238,444	1,299,392	(178,526)	1,120,866
The Intermediate Fixed Income Portfolio	28,690,532	163,159	(108,753)	54,406
The Core Focus Fixed Income Portfolio	80,467,696	403,768	(154,474)	249,294
The High-Yield Bond Portfolio	23,341,587	370,352	(110,312)	260,040
The Core Plus Fixed Income Portfolio	328,874,742	2,558,618	(824,473)	1,734,145
The International Equity Portfolio	2,122,860,168	755,247,480	(1,288,529)	753,958,951
The Labor Select International Equity Portfolio	982,475,374	281,164,348	—	281,164,348
The Emerging Markets Portfolio	619,142,238	207,203,286	(12,136,923)	195,066,363
The Global Real Estate Securities Portfolio	265,913,404	7,126,400	(3,330,489)	3,795,911
The Global Fixed Income Portfolio	279,152,694	11,975,380	(9,551,014)	2,424,366
The International Fixed Income Portfolio	30,665,752	1,187,992	(1,154,890)	33,102

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Six Months ended April 30, 2007*:
The Large-Cap Value Equity Portfolio	$266,537	—	$266,537
The Large-Cap Growth Equity Portfolio	132,656	—	132,656
The Mid-Cap Growth Equity Portfolio	67,573	1,743,919	1,811,492
The Small-Cap Growth Equity Portfolio	—	8,061,809	8,061,809
The Focus Smid-Cap Growth Equity Portfolio	90,918	190,697	281,615
The Real Estate Investment Trust Portfolio II	1,680,041	13,181,646	14,861,687
The Intermediate Fixed Income Portfolio	672,259	—	672,259
The Core Focus Fixed Income Portfolio	2,210,441	—	2,210,441
The High-Yield Bond Portfolio	487,045	—	487,045
The Core Plus Fixed Income Portfolio	9,224,657	—	9,224,657
The International Equity Portfolio	72,333,674	218,522,682	290,856,356
The Labor Select International Equity Portfolio	27,384,895	78,653,098	106,037,993
The Emerging Markets Portfolio	30,559,463	114,094,587	144,654,050
The Global Fixed Income Portfolio	11,123,381	—	11,123,381
The International Fixed Income Portfolio	330,956	—	330,956

*Tax information for the six months ended April 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements

Delaware Pooled Trust

4. Dividend and Distribution Information (continued)

	Ordinary Income	Long-Term Capital Gain	Total
Year ended October 31, 2006:
The Large-Cap Value Equity Portfolio	$140,010	—	$140,010
The Large-Cap Growth Equity Portfolio	21,731	—	21,731
The Mid-Cap Growth Equity Portfolio	253,969	924,614	1,178,583
The Real Estate Investment Trust Portfolio II	1,736,300	4,117,602	5,853,902
The Intermediate Fixed Income Portfolio	1,051,727	—	1,051,727
The Core Focus Fixed Income Portfolio	510,344	—	510,344
The High-Yield Bond Portfolio	71,856	—	71,856
The Core Plus Fixed Income Portfolio	5,343,633	—	5,343,633
The International Equity Portfolio	49,439,136	46,922,982	96,362,118
The Labor Select International Equity Portfolio	17,846,083	3,785,097	21,631,180
The Emerging Markets Portfolio	56,948,495	149,452,904	206,401,399
The Global Fixed Income Portfolio	19,046,808	2,305,064	21,351,872
The International Fixed Income Portfolio	4,398,437	—	4,398,437

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2007, the estimated components of net assets on a tax basis were as follows:

	The Large-Cap Value Equity Portfolio	The All-Cap Growth Equity Portfolio	The Large-Cap Growth Equity Portfÿolio	The Mid-Cap Growth Equity Portfolio	The Small-Cap Growth Equity Portfolio
Shares of beneficial interest	$12,872,651	$12,949,075	$326,230,297	$(73,136)	$33,274,538
Undistributed ordinary income	95,070	—	221,825	610,560	545,091
Undistributed long-term capital gain	—	—	—	3,112,844	5,648,007
Captial loss carryforwards as of 10/31/06	(615,237)	(5,925,694)	(7,686,590)	—	—
Realized gains (losses) 11/1/06 – 4/30/07	520,202	14,156	(312,589)	—	—
Unrealized appreciation of investments	2,308,883	811,786	20,926,587	1,330,007	13,538,734
Net assets	$15,181,569	$7,849,323	$339,379,530	$4,980,275	$53,006,370

	The Focus Smid-Cap Growth Equity Portfolio	The Smid-Cap Growth Equity Portfolio	The Real Estate Investment Trust Portfolio II*	The Intermediate Fixed Income Portfolio
Shares of beneficial interest	$5,998,667	$1,976,901	$8,136,823	$28,685,683
Undistributed ordinary income	—	—	2,030,038	10,146
Undistributed long-term capital gain	—	—	3,034,376	—
Capital loss carryforwards as of 10/31/06	—	(44,605)	—	(450,659)
Realized gains (losses) 11/1/06 – 4/30/07	(10,513)	109,869	—	(3,799)
Other temporary differences	—	—	—	(1,048)
Unrealized appreciation of investments	219,409	476,150	1,120,866	54,403
Net assets	$6,207,563	$2,518,315	$14,322,103	$28,294,726

5. Components of Net Assets on a Tax Basis (continued)

	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio	The International Equity Portfolio
Shares of beneficial interest	$67,192,472	$27,166,563	$267,150,311	$1,461,216,547
Undistributed ordinary income	863,203	355,094	4,222,422	15,600,267
Undistributed long-term capital gain	—	—	—	117,719,901
Capital loss carryforwards as of 10/31/06	(319,976)	(4,123,496)	(2,046,107)	—
Realized gains 11/1/06 – 4/30/07	309,316	73,057	1,463,942	—
Other temporary differences	—	—	(122,611)	—
Unrealized appreciation of investments and foreign currencies	249,294	260,040	1,743,024	754,213,385
Net assets	$68,294,309	$23,731,258	$272,410,981	$2,348,750,100

	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Global Real Estate Securities Portfolio*	The Global Fixed Income Portfolio	The International Fixed Income Portfolio
Shares of beneficial interest	$660,965,185	$554,282,161	$266,775,661	$266,007,871	$31,396,626
Undistributed ordinary income	7,262,410	20,636,751	906,215	2,844,397	392,095
Undistributed long-term capital gain	75,955,631	53,040,937	—	—	—
Capital loss carryforwards as of 10/31/06	—	—	—	(707,130)	(1,500,291)
Realized gains 11/1/06 – 4/30/07	—	—	—	2,827,206	507,349
Unrealized appreciation of investments and foreign currencies	281,243,822	195,042,884	3,802,501	2,514,965	45,164
Net assets	$1,025,427,048	$823,002,733	$271,484,377	$273,487,309	$30,840,943

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, foreign currency contracts, straddle deferrals, realization of unrealized gain on investments in passive foreign investment companies, contingent payment debt instruments, nondeductible taxes and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, nondeductible taxes, passive foreign investment companies and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2007, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
The All-Cap Growth Equity Portfolio	$11,513	$(53)	$(11,460)
The Small-Cap Growth Equity Portfolio	93,731	(93,731)	—
The Focus Smid-Cap Growth Equity Portfolio	1,315	90	(1,405)
The Smid-Cap Growth Equity Portfolio	4,858	(4,858)	—
The Real Estate Investment Trust Portfolio II	243,686	—	(243,686)
The Intermediate Fixed Income Portfolio	14,525	(14,525)	—
The Core Focus Fixed Income Portfolio	(93,892)	93,892	—
The High-Yield Bond Portfolio	24,209	(24,209)	—
The Core Plus Fixed Income Portfolio	(139,972)	139,972	—
The International Equity Portfolio	(5,778,040)	5,778,040	—
The Labor Select International Equity Portfolio	(2,799,106)	2,799,106	—
The Emerging Markets Portfolio	(246,646)	246,646	—
The Global Real Estate Securities Portfolio	(605,447)	605,447	—
The Global Fixed Income Portfolio	1,164,267	(1,164,267)	—
The International Fixed Income Portfolio	226,088	(226,088)	—

Notes to financial statements

Delaware Pooled Trust

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2006 will expire as follows:

	Year of Expiration 2007	Year of Expiration 2008	Year of Expiration 2009	Year of Expiration 2010	Year of Expiration 2011	Year of Expiration 2013	Year of Expiration 2014	Total
The Large-Cap Value Equity Portfolio	$—	$—	$—	$—	$615,237	$—	$—	$615,237
The All-Cap Growth Equity Portfolio	—	—	3,243,860	2,008,163	596,717	—	76,954	5,925,694
The Large-Cap Growth Equity Portfolio	—	—	—	—	—	—	7,686,590	7,686,590
The Smid-Cap Growth Equity Portfolio	—	—	—	—	—	40,980	3,625	44,605
The Intermediate Fixed Income Portfolio	—	133,807	—	26,277	—	112,676	177,899	450,659
The Core Focus Fixed Income Portfolio	—	—	—	—	—	26,625	293,351	319,976
The High-Yield Bond Portfolio	1,292,184	1,887,452	612,814	331,046	—	—	—	4,123,496
The Core Plus Fixed Income Portfolio	—	—	—	—	—	394,175	1,651,932	2,046,107
The Global Fixed Income Portfolio	—	—	—	—	—	—	707,130	707,130
The International Fixed Income Portfolio	—	287,046	895,235	—	—	—	318,010	1,500,291

For the six months ended April 30, 2007, the following Portfolios had capital gains (losses) which may reduce (increase) the capital loss carryforwards.

The Large-Cap Value Equity Portfolio	$520,202
The All-Cap Growth Equity Portfolio	14,156
The Large-Cap Growth Equity Portfolio	(312,589)
The Smid-Cap Growth Equity Portfolio	109,869
The Intermediate Fixed Income Portfolio	(3,799)
The Core Focus Fixed Income Portfolio	309,316
The High-Yield Bond Portfolio	73,057
The Core Plus Fixed Income Portfolio	1,463,942
The Global Fixed Income Portfolio	2,827,206
The International Fixed Income Portfolio	507,349

6. Capital Shares

Transactions in capital shares were as follows:

	Shares Sold	Shares Issued Upon Reinvestment of Dividends and Distributions	Shares Repurchased	Net Increase (Decrease)
Six months ended April 30, 2007:
The Large-Cap Value Equity Portfolio	3,685	9,737	(116,746)	(103,324)
The All-Cap Growth Equity Portfolio	—	—	(61,844)	(61,844)
The Large-Cap Growth Equity Portfolio	5,238,921	11,471	(719,588)	4,530,804
The Mid-Cap Growth Equity Portfolio	70,734	488,273	(3,657,324)	(3,098,317)
The Small-Cap Growth Equity Portfolio	10,252	478,452	(1,114,119)	(625,415)
The Focus Smid-Cap Growth Equity Portfolio	—	28,825	—	28,825
The Smid-Cap Growth Equity Portfolio	—	—	—	—
The Real Estate Investment Trust Portfolio II	88,685	893,341	(808,895)	173,131
The Intermediate Fixed Income Portfolio	17,988	66,528	(139,527)	(55,011)
The Core Focus Fixed Income Portfolio	1,621,519	237,076	(155,805)	1,702,790
The High-Yield Bond Portfolio	2,198,691	63,252	(76,062)	2,185,881
The Core Plus Fixed Income Portfolio	9,574,333	912,938	(2,987,737)	7,499,534
The International Equity Portfolio	8,156,219	7,805,609	(8,252,062)	7,709,766
The Labor Select International Equity Portfolio	4,834,895	5,071,162	(7,597,957)	2,308,100
The Emerging Markets Portfolio	757,798	10,498,863	(2,392,037)	8,864,624
The Global Real Estate Securities Portfolio Original Class*	31,637,195	—	(781,041)	30,856,154
The Global Real Estate Securities Portfolio Class P*	1,177	—	—	1,177
The Global Fixed Income Portfolio	1,600,733	814,598	(2,291,966)	123,365
The International Fixed Income Portfolio	226,358	29,819	(1,062,039)	(805,862)

*Commenced operations January 10, 2007.

6. Capital Shares (continued)

	Shares Sold	Shares Issued Upon Reinvestment of Dividends and Distributions	Shares Repurchased	Net Increase (Decrease)
Year ended October 31, 2006:
The Large-Cap Value Equity Portfolio	264,863	5,404	(47,756)	222,511
The All-Cap Growth Equity Portfolio	90,500	—	(1,303,573)	(1,213,073)
The Large-Cap Growth Equity Portfolio*	33,102,321	1,714	(429,457)	32,674,578
The Mid-Cap Growth Equity Portfolio	2,165	303,759	(947,379)	(641,455)
The Small-Cap Growth Equity Portfolio	253,716	—	(1,355,902)	(1,102,186)
The Focus Smid-Cap Growth Equity Portfolio	357,579	—	—	357,579
The Smid-Cap Growth Equity Portfolio	—	—	—	—
The Real Estate Investment Trust Portfolio II	14,486	211,385	(1,493,938)	(1,268,067)
The Intermediate Fixed Income Portfolio	1,591,133	102,719	(382,253)	1,311,599
The Core Focus Fixed Income Portfolio	4,199,830	52,714	(369,042)	3,883,502
The High-Yield Bond Portfolio	63,460	9,691	(26,075)	47,076
The Core Plus Fixed Income Portfolio	3,943,579	529,963	(1,164,356)	3,309,186
The International Equity Portfolio	13,381,674	2,926,127	(21,303,613)	(4,995,812)
The Labor Select International Equity Portfolio	6,711,742	1,200,398	(2,113,875)	5,798,265
The Emerging Markets Portfolio	1,601,050	15,728,350	(11,346,353)	5,983,047
The Global Fixed Income Portfolio	3,413,272	1,666,292	(5,796,602)	(717,038)
The International Fixed Income Portfolio	220,982	414,981	(2,620,230)	(1,984,267)

*Commenced operations November 1, 2005.

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2007, or at any time during the six months then ended.

8. Foreign Currency Exchange Contracts

The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities or liabilities net of receivables and other assets on the Statements of Net Assets.

9. Futures Contracts

The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Global Real Estate Securities and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and

Notes to financial statements

Delaware Pooled Trust

9. Futures Contracts (continued)

are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statements of Net Assets.

10. Swap Contracts

The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts and index swap contracts in accordance with their investment objectives. These Portfolios and The High-Yield Bond Portfolio may enter into credit default swap (“CDS”) contracts in accordance with their investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a Credit Event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statements of Net Assets.

There were no swap contracts outstanding at April 30, 2007.

11. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

11. Securities Lending (continued)

At April 30, 2007, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statements of Net Assets under the caption “Security Lending Collateral.”

Market Value of Securities on Loan
The International Equity Portfolio	$486,187,772
The Labor Select International Equity Portfolio	209,575,784
The Global Fixed Income Portfolio	11,288,351

12. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities and The Global Fixed Income Portfolios invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Mid-Cap Growth Equity, The Intermediate Fixed Income, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Large-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities and The International Fixed Income Portfolios may each invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statements of Net Assets.

The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to some of the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

13. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

Fund Officers and Portfolio Managers

Patrick P. Coyne

President — Delaware Management Holdings, Inc.

Robert Akester

Senior Portfolio Manager
Mondrian Investment Partners Limited

Damon J. Andres

Vice President and Senior Portfolio Manager

Fiona Barwick

Director of Regional Research
Mondrian Investment Partners Limited

Marshall T. Bassett

Senior Vice President and Chief Investment Officer — Emerging Growth Equity

Joanna Bates

Senior Portfolio Manager
Mondrian Investment Partners Limited

Nigel Bliss

Senior Portfolio Manager
Mondrian Investment Partners Limited

Christopher J. Bonavico

Vice President, Senior Portfolio Manager, and Equity Analyst

Ryan K. Brist

Managing Director and Chief Investment Officer — Fixed Income Investments

Thomas H. Chow

Senior Vice President and Senior Portfolio Manager

Stephen R. Cianci

Senior Vice President and Senior Portfolio Manager

Kenneth F. Broad

Vice President, Senior Portfolio Manager, and Equity Analyst

Steve G. Catricks

Vice President and Portfolio Manager

Elizabeth A. Desmond

Director and Chief Investment Officer — Developed Equity Markets
Mondrian Investment Partners Limited

Chuck M. Devereux

Senior Vice President and Director of Credit Research — The High-Yield Bond Portfolio

Roger A. Early

Senior Vice President and Senior Portfolio Manager

Christopher M. Ericksen

Vice President, Portfolio Manager, and Equity Analyst

Patrick G. Fortier

Vice President, Portfolio Manager, and Equity Analyst

Clive A. Gillmore

Deputy Managing Director and Senior Portfolio Manager
Mondrian Investment Partners Limited

Barry S. Gladstein

Vice President and Portfolio Manager

Paul Grillo

Senior Vice President and Senior Portfolio Manager

Gregory M. Heywood

Vice President, Portfolio Manager, and Equity Analyst

Christopher M. Holland

Vice President and Portfolio Manager

Jordan Irving

Vice President and Senior Portfolio Manager

John Kirk

Director and Senior Portfolio Manager Mondrian Investment Partners Limited

Nikhil G. Lalvani

Vice President and Portfolio Manager

Steven T. Lampe

Vice President and Portfolio Manager

Emma R. E. Lewis

Senior Portfolio Manager
Mondrian Investment Partners Limited

Anthony A. Lombardi

Vice President and Senior Portfolio Manager

Nigel G. May

Director and Chief Investment Officer — Developed Equity
Mondrian Investment Partners Limited

Victor Mostrowski

Vice President and Portfolio Manager

Christopher A. Moth

Director and Chief Investment Officer — Global Fixed Income and Currency Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, and Team Leader — Large-Cap Value Focus Equity

Philip R. Perkins

Senior Vice President and Senior Portfolio Manager

Daniel J. Prislin

Vice President, Senior Portfolio Manager, and Equity Analyst

Timothy L. Rabe

Senior Vice President, Head of High Yield Investments, and Senior Portfolio Manager

David G. Tilles

Managing Director, Chief Investment Officer, and Chief Executive Officer Mondrian Investment Partners Limited

Rudy D. Torrijos III

Vice President and Portfolio Manager

Jeffrey S. Van Harte

Senior Vice President and Chief Investment Officer — Focus Growth Equity

Robert A. Vogel, Jr.

Vice President and Senior Portfolio Manager

Lori P. Wachs

Vice President and Portfolio Manager

Nashira S. Wynn

Vice President and Portfolio Manager

Babak (Bob) Zenouzi

Senior Vice President and Senior Portfolio Manager

Custodians

J.P. Morgan Chase Bank, N.A.

4 Metrotech Center
Brooklyn, NY 11245

Mellon

Mellon Bank, N .A .
One Mellon Center
Pittsburgh, PA 15258

Independent Registered Public Accounting Firm

Ernst & Young LLP

2001 Market Street
Philadelphia, PA 19103

Investment Advisor

Delaware Management Company

2005 Market Street
Philadelphia, PA 19103

Investment Sub-advisor for certain Portfolios

Mondrian Investment Partners Limited

Fifth floor
10 Gresham Street
EC2V 7JD
United Kingdom

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Portfolios’ Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone 800 231-8002
Fax 215 255-1162

FPO Union bug	(1887) AR-DPT [4/30] CGI 6/07 PO11906

Semiannual Report

Delaware REIT Fund

April 30, 2007

Value equity mutual fund

Table of contents

• Disclosure of Fund expenses	1

• Sector allocation and top 10 holdings	2

• Statement of net assets	3

• Statement of operations	5

• Statements of changes in net assets	6

• Financial highlights	7

• Notes to financial statements	13

• About the organization	17

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period November 1, 2006 to April 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table, reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware REIT Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Annualized Expense Ratio	Expenses Paid During Period 11/1/06 to 4/30/07*
Actual Fund Return
Class A	$1,000.00	$1,079.00	1.37%	$7.06
Class B	1,000.00	1,075.10	2.12%	10.91
Class C	1,000.00	1,075.70	2.12%	10.91
Class R	1,000.00	1,077.90	1.62%	8.35
Institutional Class	1,000.00	1,080.40	1.12%	5.78
The Real Estate Investment Trust Portfolio Class	1,000.00	1,080.40	1.12%	5.78
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.37%	$6.85
Class B	1,000.00	1,014.28	2.12%	10.59
Class C	1,000.00	1,014.28	2.12%	10.59
Class R	1,000.00	1,016.76	1.62%	8.10
Institutional Class	1,000.00	1,019.24	1.12%	5.61
The Real Estate Investment Trust Portfolio Class	1,000.00	1,019.24	1.12%	5.61

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

1

Sector allocation and top 10 Holdings

Delaware REIT Fund

As of April 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Common Stock	95.03%
Diversified REITs	6.78%
Health Care REITs	5.08%
Hotel REITs	6.84%
Industrial REITs	6.77%
Mall REITs	15.58%
Manufactured Housing REITs	1.08%
Multifamily REITs	15.88%
Office REITs	13.11%
Office/Industrial REITs	3.41%
Real Estate Operating Companies	5.15%
Self-Storage REITS	4.12%
Shopping Center REITs	10.57%
Specialty REITs	0.66%
Repurchase Agreements	5.63%
Securities Lending Collateral	17.16%
Fixed Rate Notes	4.54%
Variable Rate Notes	12.62%
Total Value of Securities	117.82%
Obligation to Return Securities Lending Collateral	(17.16)%
Liabilities Net of Receivables and Other Assets	(0.66)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of Net Assets
Simon Property Group	7.86%
Vornado Realty Trust	5.00%
ProLogis	4.83%
General Growth Properties	4.63%
Boston Properties	4.35%
Host Hotels & Resorts	4.33%
Equity Residential	4.13%
Public Storage	3.56%
Kimco Realty	3.34%
Macerich	3.10%

2

Statement of net assets

Delaware REIT Fund

April 30, 2007 (Unaudited)

	Number of Shares	Value
Common Stock – 95.03%
Diversified REITs – 6.78%
*Spirit Finance	266,100	$3,829,179
Vornado Realty Trust	187,099	22,195,554
*Washington Real Estate Investment Trust	108,400	4,104,024
		30,128,757
Health Care REITs – 5.08%
*Health Care Property Investors	156,300	5,531,457
Health Care REIT	78,900	3,569,436
*Senior Housing Properties Trust	69,600	1,588,968
*Ventas	281,500	11,868,040
		22,557,901
Hotel REITs – 6.84%
*Ashford Hospitality Trust	211,900	2,542,800
*Hersha Hospitality Trust	375,710	4,463,435
*Host Hotels & Resorts	749,493	19,217,000
Marriott International Class A	92,100	4,163,841
		30,387,076
Industrial REITs – 6.77%
AMB Property	141,435	8,614,806
ProLogis	331,307	21,468,693
		30,083,499
Mall REITs – 15.58%
General Growth Properties	321,854	20,550,378
Macerich	144,600	13,754,352
Simon Property Group	302,651	34,889,607
		69,194,337
Manufactured Housing REITs – 1.08%
Equity Lifestyle Properties	88,300	4,792,041
		4,792,041
Multifamily REITs – 15.88%
Apartment Investment & Management	162,800	9,002,840
Archstone-Smith Trust	241,600	12,589,776
AvalonBay Communities	86,926	10,627,573
BRE Properties	121,600	7,300,864
Camden Property Trust	80,826	5,629,531
Equity Residential	395,300	18,353,780
*Essex Property Trust	19,492	2,511,739
*Home Properties	80,800	4,500,560
		70,516,663
Office REITs – 13.11%
*Alexandria Real Estate Equities	64,474	6,824,573
Boston Properties	164,400	19,326,864
*Brandywine Realty Trust	203,000	6,674,640
Douglas Emmett	130,300	3,394,315
*Highwoods Properties	119,400	4,869,132
Mack-Cali Realty	121,300	5,940,061
SL Green Realty	79,553	11,209,018
		58,238,603
Office/Industrial REITs – 3.41%
*Digital Realty Trust	93,400	3,778,030
Duke Realty	191,100	8,238,321
*PS Business Parks	45,400	3,128,060
		15,144,411
Real Estate Operating Companies – 5.15%
Brookfield Properties	176,300	7,240,641
Hilton Hotels	88,100	2,995,400
Starwood Hotels & Resorts Worldwide	188,150	12,609,813
		22,845,854
Self-Storage REITS – 4.12%
*Extra Space Storage	132,100	2,471,591
Public Storage	169,400	15,808,408
		18,279,999
Shopping Center REITs – 10.57%
*Developers Diversified Realty	71,422	4,649,572
*Equity One	100,000	2,793,000
Federal Realty Investment Trust	109,511	9,874,607
Kimco Realty	308,600	14,834,402
*Kite Realty Group Trust	208,304	4,166,080
Regency Centers	129,061	10,634,626
		46,952,287
Specialty REITs – 0.66%
*Entertainment Properties Trust	48,300	2,918,286
		2,918,286
Total Common Stock (cost $335,418,121)		422,039,714

	Principal Amount
Repurchase Agreements – 5.63%
With BNP Paribas 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $13,207,871, collateralized by $4,242,000 U.S. Treasury Notes 2.75% due 8/15/07, market value $4,238,324, $125,000 U.S. Treasury Notes 3.125% due 5/15/07, market value $126,457, $3,206,000 U.S. Treasury Notes 4.375% due 5/15/07, market value $3,268,837 and $5,720,000 U.S. Treasury Notes 4.75% due 11/15/08, market value $5,846,848)	$13,206,000	13,206,000
With Cantor Fitzgerald 5.09% 5/1/07 (dated 4/30/07, to be repurchased at $4,694,664, collateralized by $4,842,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $4,793,141)	4,694,000	4,694,000
With UBS Warburg 5.10% 5/1/07 (dated 4/30/07, to be repurchased at $7,113,008, collateralized by $7,399,000 U.S. Treasury Bills due 9/20/07, market value $7,258,008)	7,112,000	7,112,000
Total Repurchase Agreements (cost $25,012,000)		25,012,000
Total Value of Securities Before Securities Lending Collateral – 100.66% (cost $360,430,121)		447,051,714

(continues)

3

Statement of net assets

Delaware REIT Fund

	Principal Amount	Value
Securities Lending Collateral** – 17.16%
Short-Term Investments – 17.16%
Fixed Rate Notes – 4.54%
Bank of Montreal 5.29% 6/4/07	$1,858,155	$1,858,155
Citigroup Global Markets 5.32% 5/1/07	5,127,534	5,127,534
Credit Agricole 5.31% 10/4/07	1,858,155	1,858,155
Fortis Bank 5.31 6/18/07	2,787,232	2,787,232
HBOs Treasury Services 5.30 6/29/07	2,973,048	2,973,048
ING Bank
5.31% 7/3/07	1,114,893	1,114,893
5.33% 7/9/07	1,858,155	1,858,155
Royal Bank of Canada 5.29% 5/29/07	1,672,339	1,672,339
Societe Generale 5.30% 6/1/07	929,078	929,078
		20,178,589
•Variable Rate Notes – 12.62%
ANZ National 5.32% 5/30/08	371,631	371,631
Australia New Zealand 5.32% 5/30/08	1,858,155	1,858,155
Bank of New York 5.32% 5/30/08	1,486,524	1,486,524
Barclays 5.31% 5/18/07	2,601,417	2,601,417
Bayerische Landesbank 5.37% 5/30/08	1,858,155	1,858,155
Bear Stearns 5.38% 10/31/07	2,601,417	2,601,417
BNP Paribas 5.33% 5/30/08	1,858,155	1,858,155
Calyon 5.33% 8/14/07	929,078	929,078
Canadian Imperial Bank
5.32% 5/30/08	1,300,709	1,300,709
5.33% 8/15/07	1,486,524	1,486,524
CDC Financial Products 5.36% 5/31/07	2,415,601	2,415,601
Citigroup Global Markets 5.38% 5/7/07	2,415,601	2,415,601
Commonwealth Bank 5.32% 5/30/08	1,858,155	1,858,155
Credit Suisse First Boston 5.32% 3/14/08	1,858,155	1,858,155
Deutsche Bank London
5.34% 8/20/07	2,601,417	2,601,417
5.34% 9/21/07	278,723	278,723
Dexia Bank 5.32% 9/28/07	2,601,369	2,601,160
Goldman Sachs Group 5.45% 4/30/08	2,192,623	2,192,623
Marshall & Ilsley Bank 5.32% 5/30/08	2,043,970	2,043,970
Merrill Lynch Mortgage Capital 5.41% 5/8/07	2,415,601	2,415,601
Morgan Stanley 5.49% 5/30/08	2,415,601	2,415,601
National Australia Bank 5.31% 5/30/08	2,304,112	2,304,112
National Rural Utilities 5.31% 5/30/08	2,935,885	2,935,885
Nordea Bank, New York 5.31% 5/16/07	929,068	929,066
Nordea Bank, Norge 5.33% 5/30/08	1,858,155	1,858,155
Royal Bank of Scotland Group 5.33% 5/30/08	1,858,155	1,858,155
Societe Generale 5.31% 5/30/08	929,078	929,078
Sun Trust Bank 5.33% 7/30/07	2,415,601	2,415,601
Toronto Dominion 5.32% 5/29/07	1,486,524	1,486,524
Wells Fargo 5.33% 5/30/08	1,858,155	1,858,155
		56,023,103
Total Securities Lending Collateral (cost $76,201,692)		76,201,692
Total Value of Securities – 117.82% (cost $436,631,813)		523,253,406 (1)
Obligation to Return Securities Lending Collateral** – (17.16%)		(76,201,692)
Liabilities Net of Receivables and Other Assets – (0.66%)		(2,921,346)
Net Assets Applicable to 23,545,623 Shares Outstanding – 100.00%		$444,130,368
Net Asset Value – Delaware REIT Fund Class A ($210,344,096 / 11,150,567 Shares)		$18.86
Net Asset Value – Delaware REIT Fund Class B ($64,561,614 / 3,427,119 Shares)		$18.84
Net Asset Value – Delaware REIT Fund Class C ($67,406,987 / 3,576,948 Shares)		$18.84
Net Asset Value – Delaware REIT Fund Class R ($8,150,043 / 432,023 Shares)		$18.86
Net Asset Value – Delaware REIT Fund Institutional Class ($64,115,080 / 3,393,933 Shares)		$18.89
Net Asset Value – Delaware REIT Fund The Real Estate Investment Trust Portfolio Class ($29,552,548 / 1,565,033 Shares)		$18.88

Components of Net Assets at April 30, 2007:
Shares of beneficial interest (unlimited authorization – no par)		$299,473,025
Undistributed net investment income		906,290
Accumulated net realized gain on investments		57,129,460
Net unrealized appreciation of investments		86,621,593
Total net assets		$444,130,368

  •  Variable rate security. The rate shown is the rate as of April 30, 2007.

  *  Fully or partially on loan.

**  See Note 8 in “Notes to financial statements.”

(1) Includes $73,409,616 of securities loaned.

REIT – Real Estate Investment Trust

Net Asset Value and Offering Price per Share – Delaware REIT Fund
Net asset value Class A (A)	$18.86
Sales charge (5.75% of offering price) (B)	1.15
Offering price	$20.01

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

4

Statement of operations

Delaware REIT Fund

Six Months Ended April 30, 2007 (Unaudited)

Investment Income:
Dividends	$5,868,032
Interest	280,343
Securities lending income	40,163
Foreign tax withheld	(8,921)	$6,179,617

Expenses:
Management fees	1,621,628
Distribution expenses – Class A	331,537
Distribution expenses – Class B	346,244
Distribution expenses – Class C	352,861
Distribution expenses – Class R	23,484
Dividend disbursing and transfer agent fees and expenses	517,918
Accounting and administration expenses	86,487
Reports and statements to shareholders	45,412
Trustees’ fees and benefits	43,221
Registration fees	40,025
Legal fees	24,951
Audit and taxes	14,609
Custodian fees	8,578
Insurance fees	5,184
Taxes (other than taxes on income)	4,278
Consulting fees	3,635
Dues and services	1,659
Pricing fees	1,005
Trustees’ expenses	874	3,473,590
Less waived distribution expenses – Class A		(55,256)
Less waived distribution expenses – Class R		(3,914)
Less expense paid indirectly		(2,280)
Total operating expenses		3,412,140
Net Investment Income		2,767,477

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		57,156,307
Net change in unrealized appreciation/depreciation of investments		(28,427,975)
Net Realized and Unrealized Gain on Investments		28,728,332

Net Increase in Net Assets Resulting from Operations		$31,495,809

See accompanying notes

5

Statements of changes in net assets

Delaware REIT Fund

	Six Months Ended 4/30/07	Year Ended 10/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,767,477	$6,520,878
Net realized gain on investments	57,156,307	120,378,871
Net change in unrealized appreciation/depreciation of investments	(28,427,975)	1,870,213
Net increase in net assets resulting from operations	31,495,809	128,769,962

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(1,710,198)	(5,160,519)
Class B	(261,725)	(971,081)
Class C	(268,598)	(973,132)
Class R	(51,735)	(94,702)
Institutional Class	(398,740)	(929,378)
The Real Estate Investment Trust Portfolio Class	(220,175)	(505,048)

Net realized gain on investments:
Class A	(59,633,929)	(35,742,262)
Class B	(19,015,529)	(9,854,981)
Class C	(19,051,491)	(9,687,807)
Class R	(2,030,845)	(596,265)
Institutional Class	(8,431,033)	(6,239,476)
The Real Estate Investment Trust Portfolio Class	(6,269,651)	(2,947,600)
	(117,343,649)	(73,702,251)
Capital Share Transactions:
Proceeds from shares sold:
Class A	26,698,241	45,981,073
Class B	1,706,295	2,121,641
Class C	4,343,959	6,025,471
Class R	3,091,294	3,733,832
Institutional Class	40,309,947	12,618,691
The Real Estate Investment Trust Portfolio Class	5,000,000	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	56,932,315	37,810,490
Class B	16,696,495	9,244,077
Class C	17,747,361	9,734,354
Class R	2,075,392	690,917
Institutional Class	7,750,271	6,377,222
The Real Estate Investment Trust Portfolio Class	6,489,826	3,452,648
	188,841,396	137,790,416
Cost of shares repurchased:
Class A	(60,386,763)	(166,562,209)
Class B	(10,903,037)	(22,076,904)
Class C	(12,175,736)	(24,179,678)
Class R	(2,589,156)	(2,301,011)
Institutional Class	(9,070,944)	(49,884,336)
The Real Estate Investment Trust Portfolio Class	—	(4,500,000)
	(95,125,636)	(269,504,138)
Increase (decrease) in net assets derived from capital share transactions	93,715,760	(131,713,722)
Net Increase (Decrease) in Net Assets	7,867,920	(76,646,011)

Net Assets:
Beginning of period	436,262,448	512,908,459
End of period (including undistributed net investment income of $906,290 and $—, respectively)	$444,130,368	$436,262,448

See accompanying notes

6

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$24.180	$21.390	$21.140	$17.400	$14.170	$14.270

Income from investment operations:
Net investment income(2)	0.151	0.351	0.441	0.445	0.617	0.517
Net realized and unrealized gain on investments	1.350	5.910	2.101	4.333	3.531	0.399
Total from investment operations	1.501	6.261	2.542	4.778	4.148	0.916

Less dividends and distributions from:
Net investment income	(0.190)	(0.460)	(0.435)	(0.544)	(0.566)	(0.593)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)	(0.423)
Total dividends and distributions	(6.821)	(3.471)	(2.292)	(1.038)	(0.918)	(1.016)

Net asset value, end of period	$18.860	$24.180	$21.390	$21.140	$17.400	$14.170

Total return(3)	7.90%	33.45%	12.27%	28.43%	30.59%	6.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,344	$231,367	$285,579	$308,100	$253,995	$163,432
Ratio of expenses to average net assets	1.37%	1.34%	1.34%	1.40%	1.40%	1.38%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.42%	1.39%	1.39%	1.58%	1.59%	1.38%
Ratio of net investment income to average net assets	1.49%	1.65%	2.07%	2.35%	4.06%	3.39%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.44%	1.60%	2.02%	2.17%	3.87%	3.39%
Portfolio turnover	79%	60%	37%	43%	48%	65%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)

7

Financial highlights

Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$24.150	$21.360	$21.120	$17.380	$14.170	$14.260

Income from investment operations:
Net investment income(2)	0.074	0.191	0.281	0.302	0.502	0.404
Net realized and unrealized gain on investments	1.349	5.911	2.089	4.338	3.518	0.402
Total from investment operations	1.423	6.102	2.370	4.640	4.020	0.806

Less dividends and distributions from:
Net investment income	(0.102)	(0.301)	(0.273)	(0.406)	(0.458)	(0.473)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)	(0.423)
Total dividends and distributions	(6.733)	(3.312)	(2.130)	(0.900)	(0.810)	(0.896)

Net asset value, end of period	$18.840	$24.150	$21.360	$21.120	$17.380	$14.170

Total return(3)	7.51%	32.50%	11.39%	27.54%	29.53%	5.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,562	$71,206	$72,917	$85,009	$72,331	$57,824
Ratio of expenses to average net assets	2.12%	2.09%	2.09%	2.15%	2.15%	2.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	2.12%	2.09%	2.09%	2.28%	2.30%	2.13%
Ratio of net investment income to average net assets	0.74%	0.90%	1.32%	1.60%	3.31%	2.64%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.74%	0.90%	1.32%	1.47%	3.16%	2.64%
Portfolio turnover	79%	60%	37%	43%	48%	65%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$24.150	$21.370	$21.120	$17.380	$14.170	$14.260

Income from investment operations:
Net investment income(2)	0.075	0.191	0.281	0.302	0.502	0.404
Net realized and unrealized gain on investments	1.348	5.901	2.099	4.338	3.518	0.402
Total from investment operations	1.423	6.092	2.380	4.640	4.020	0.806

Less dividends and distributions from:
Net investment income	(0.102)	(0.301)	(0.273)	(0.406)	(0.458)	(0.473)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)	(0.423)
Total dividends and distributions	(6.733)	(3.312)	(2.130)	(0.900)	(0.810)	(0.896)

Net asset value, end of period	$18.840	$24.150	$21.370	$21.120	$17.380	$14.170

Total return(3)	7.57%	32.43%	11.44%	27.54%	29.53%	5.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,407	$71,614	$70,860	$73,040	$58,206	$38,581
Ratio of expenses to average net assets	2.12%	2.09%	2.09%	2.15%	2.15%	2.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	2.12%	2.09%	2.09%	2.28%	2.30%	2.13%
Ratio of net investment income to average net assets	0.74%	0.90%	1.32%	1.60%	3.31%	2.64%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	0.74%	0.90%	1.32%	1.47%	3.16%	2.64%
Portfolio turnover	79%	60%	37%	43%	48%	65%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)

9

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended			6/02/03(2) to
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03
	(Unaudited)
Net asset value, beginning of period	$24.180	$21.390	$21.130	$17.400	$15.620

Income from investment operations:
Net investment income(3)	0.126	0.297	0.373	0.377	0.331
Net realized and unrealized gain on investments	1.343	5.913	2.097	4.341	1.683
Total from investment operations	1.469	6.210	2.470	4.718	2.014

Less dividends and distributions from:
Net investment income	(0.158)	(0.409)	(0.353)	(0.494)	(0.234)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	—
Total dividends and distributions	(6.789)	(3.420)	(2.210)	(0.988)	(0.234)

Net asset value, end of period	$18.860	$24.180	$21.390	$21.130	$17.400

Total return(4)	7.79%	33.13%	11.90%	28.04%	13.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,150	$7,107	$4,168	$2,035	$353
Ratio of expenses to average net assets	1.62%	1.59%	1.66%	1.75%	1.75%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.72%	1.69%	1.69%	1.88%	1.98%
Ratio of net investment income to average net assets	1.24%	1.40%	1.75%	2.00%	4.75%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.14%	1.30%	1.72%	1.87%	4.52%
Portfolio turnover	79%	60%	37%	43%	48	%(5)

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3)  The average shares outstanding method has been applied for per share information.

(4)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5)  Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

10

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$24.210	$21.410	$21.150	$17.410	$14.190	$14.280

Income from investment operations:
Net investment income(2)	0.176	0.404	0.494	0.492	0.656	0.555
Net realized and unrealized gain on investments	1.352	5.923	2.101	4.341	3.520	0.412
Total from investment operations	1.528	6.327	2.595	4.833	4.176	0.967

Less dividends and distributions from:
Net investment income	(0.217)	(0.516)	(0.478)	(0.599)	(0.604)	(0.634)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)	(0.423)
Total dividends and distributions	(6.848)	(3.527)	(2.335)	(1.093)	(0.956)	(1.057)

Net asset value, end of period	$18.890	$24.210	$21.410	$21.150	$17.410	$14.190

Total return(3)	8.04%	33.81%	12.54%	28.78%	30.80%	6.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,115	$32,166	$58,428	$53,261	$28,782	$8,850
Ratio of expenses to average net assets	1.12%	1.09%	1.09%	1.15%	1.15%	1.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.12%	1.09%	1.09%	1.28%	1.30%	1.13%
Ratio of net investment income to average net assets	1.74%	1.90%	2.32%	2.60%	4.31%	3.64%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.74%	1.90%	2.32%	2.47%	4.16%	3.64%
Portfolio turnover	79%	60%	37%	43%	48%	65%

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)

11

Financial highlights

Delaware REIT Fund The Real Estate Investment Trust Portfolio Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/07(1)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
	(Unaudited)
Net asset value, beginning of period	$24.200	$21.410	$21.150	$17.410	$14.180	$14.280

Income from investment operations:
Net investment income(2)	0.176	0.404	0.494	0.492	0.656	0.555
Net realized and unrealized gain on investments	1.352	5.913	2.101	4.341	3.530	0.402
Total from investment operations	1.528	6.317	2.595	4.833	4.186	0.957

Less dividends and distributions from:
Net investment income	(0.217)	(0.516)	(0.478)	(0.599)	(0.604)	(0.634)
Net realized gain on investments	(6.631)	(3.011)	(1.857)	(0.494)	(0.352)	(0.423)
Total dividends and distributions	(6.848)	(3.527)	(2.335)	(1.093)	(0.956)	(1.057)

Net asset value, end of period	$18.880	$24.200	$21.410	$21.150	$17.410	$14.180

Total return(3)	8.04%	33.77%	12.54%	28.78%	30.90%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,552	$22,802	$20,956	$29,512	$26,620	$19,144
Ratio of expenses to average net assets	1.12%	1.09%	1.09%	1.15%	1.15%	1.13%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly	1.12%	1.09%	1.09%	1.28%	1.30%	1.13%
Ratio of net investment income to average net assets	1.74%	1.90%	2.32%	2.60%	4.31%	3.64%
Ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly	1.74%	1.90%	2.32%	2.47%	4.16%	3.64%
Portfolio turnover	79%	60%	37%	43%	48%	65%

(1)     Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)     The average shares outstanding method has been applied for per share information.

(3)     Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Notes to financial statements

Delaware REIT Fund

April 30, 2007 (Unaudited)

The Real Estate Investment Trust Portfolio (the “Delaware REIT Fund” or, the “Fund”) is a series of Delaware Pooled Trust (the “Trust”), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (“CDSC”) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management

(continues)

13

Notes to financial statements

Delaware REIT Fund

fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $224 for the six months ended April 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to limit distribution and service fees through February 29, 2008 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class and the Real Estate Investment Trust Portfolio Class shares pay no distribution and service expenses.

At April 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$273,475
Dividend disbursing, transfer agent, accounting and administration fees and other expenses payable to DSC	91,683
Distribution fee payable to DDLP	158,095
Other expenses payable to DMC and affiliates*	43,601

*  DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2007, the Fund was charged $10,839 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2007, DDLP earned $45,115 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2007, DDLP received gross CDSC commissions of $7, $45,279 and $589 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $52,910.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2007, the Fund made purchases of $167,882,474 and sales of $192,759,476 of investment securities other than short-term investments.

At April 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2007, the cost of investments was $436,662,158. At April 30, 2007, the net unrealized appreciation was $86,591,248, of which $89,295,206 related to unrealized appreciation of investments and $2,703,958 related to unrealized depreciation of investments.

14

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 was as follows:

	Six Months Ended 4/30/07*	Year Ended 10/31/06

Ordinary income	$9,668,172	$9,498,269
Long-term capital gain	107,675,477	64,203,982
Total	$117,343,649	$73,702,251

*  Tax information for the period ended April 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$299,473,025
Undistributed ordinary income	21,343,685
Undistributed long-term capital gain	36,722,410
Unrealized appreciation of investments	86,591,248
Net assets	$444,130,368

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferred losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net realized gain (loss)	$(1,049,984)
Undistributed net investment income	1,049,984

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 4/30/07	Year Ended 10/31/06
Shares sold:
Class A	1,318,885	2,162,639
Class B	83,965	99,791
Class C	216,537	285,368
Class R	150,806	173,379
Institutional Class	2,077,439	594,844
The Real Estate Investment Trust Portfolio Class	260,281	—

Shares issued upon reinvestment of dividends and distributions:
Class A	3,183,932	1,943,414
Class B	934,729	476,207
Class C	993,233	501,142
Class R	116,026	35,426
Institutional Class	432,576	327,518
The Real Estate Investment Trust Portfolio Class	362,608	177,063
	10,131,017	6,776,791
Shares repurchased:
Class A	(2,919,468)	(7,889,649)
Class B	(540,180)	(1,040,410)
Class C	(597,660)	(1,137,734)
Class R	(128,735)	(109,773)
Institutional Class	(444,695)	(2,322,342)
The Real Estate Investment Trust Portfolio Class	—	(213,863)
	(4,630,738)	(12,713,771)
Net increase (decrease)	5,500,279	(5,936,980)

For the six months ended April 30, 2007 and the year ended October 31, 2006, 78,804 Class B shares were converted to 78,603 Class A shares valued at $1,680,214 and 164,232 Class B shares were converted to 163,903 Class A shares valued at $3,546,587, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2007, or at any time during the period then ended.

(continues)

15

Notes to financial statements

Delaware REIT Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2007, the value of securities on loan was $73,409,616, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At April 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Event

Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

16

About the organization

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Consultant
ARL Associates
New York, NY

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor

Vice President, Deputy General Counsel, and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor

Senior Vice President, General Counsel, and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

17

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1874)
SA-095 [4/07] CGI 6/07

Printed in the USA
RPRT-0704-TMPT MF0705012 PO11904

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)          (1)   Code of Ethics

Not applicable.

(2)   Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3)          Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Pooled Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 5, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2007